AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2010
                                                      REGISTRATION NO. 033-61122
                                                               AND NO. 811-04819

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|

                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 21 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 44 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2010 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

            |_| on         , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

        |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National

                                                                  MAXIFLEX GROUP

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT C

                                                          MAY 1, 2010 PROSPECTUS


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                                 Maxiflex Group
             Group Flexible Premium Deferred Fixed/Variable Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

      The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed below and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

      The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

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
The Alger Portfolios - Class I-2                                 INVESCO Variable Insurance Funds - Class II
o   Alger Capital Appreciation Portfolio                         o   Invesco V.I. Basic Value Fund
o   Alger Large Cap Growth Portfolio                             o   Invesco V.I. Mid Cap Core Equity Fund
o   Alger Mid Cap Growth Portfolio                               Janus Aspen Series - Institutional
o   Alger Small Cap Growth Portfolio (closed to new investors)   o   Janus Aspen Balanced Portfolio
AllianceBernstein Variable Products Series Fund Inc-Class A      o   Janus Aspen Enterprise Portfolio
o   AllianceBernstein VPS Growth and Income Portfolio            o   Janus Aspen Forty Portfolio
American Century Variable Portfolios, Inc. - Class I             o   Janus Aspen Janus Portfolio
o   American Century VP Balanced Fund                            o   Janus Aspen Overseas Portfolio
o   American Century VP Income & Growth Fund                     o   Janus Aspen Perkins Mid Cap Value Portfolio
o   American Century VP International Fund                       o   Janus Aspen Worldwide Portfolio
o   American Century VP Large Company Value Fund                 Lazard Retirement Series, Inc. - Service
o   American Century VP Ultra Fund                               o   Lazard Retirement Emerging Markets Equity Portfolio
o   American Century VP Value Fund                               o   Lazard Retirement International Equity Portfolio
o   American Century VP Vista Fund                               o   Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
American Century Variable Portfolios, Inc. - Class II            o   Lazard Retirement U.S. Strategic Equity Portfolio
o   American Century VP Inflation Protection Fund                Legg Mason Partners Variable Equity Trust - Class I
The DireXion Insurance Trust                                     o   LM ClearBridge Variable Aggressive Growth Portfolio
o   DireXion Dynamic VP HY Bond Fund                             o   LM ClearBridge Variable  Equity Income Builder Portfolio
The Dreyfus Investment Portfolios - Initial                      o   LM ClearBridge Variable Fundamental All Cap Value Port
o   Dreyfus Socially Responsible Growth Fund                     o   LM ClearBridge Variable Large Cap Growth Portfolio
o   Dreyfus Stock Index Fund                                     Legg Mason Partners Variable Income Trust - Class I
The Dreyfus Investment Portfolios - Service                      o   LM Western Asset Variable Global High Yld Bond Portfolio
o   Dreyfus Small Cap Stock Index Portfolio                      o   LM Western Asset Variable Strategic Bond Portfolio
Dreyfus Variable Investment Fund - Initial                       Lord Abbett Series Fund, Inc. - Class VC
o   Dreyfus VIF International Value Portfolio                    o   Lord Abbett Capital Structure Portfolio
Federated Insurance Series II                                    o   Lord Abbett Growth and Income Portfolio
o   Federated Capital Income Fund II                             Neuberger Berman Advisers Management Trust - I Class
Federated Insurance Series - Primary                             o   Neuberger Berman AMT Mid-Cap Growth Portfolio
o   Federated High Income Bond Fund II                           o   Neuberger Berman AMT Partners Portfolio
Federated Insurance Series - Service                             o   Neuberger Berman AMT Regency Portfolio
o   Federated Kaufmann Fund II                                   o   Neuberger Berman AMT Short Duration Bond Portfolio
INVESCO Variable Insurance Funds - Class I                       o   Neuberger Berman AMT Socially Responsive Portfolio
o   Invesco V.I. Core Equity Fund                                Neuberger Berman Advisers Management Trust - S Class
o   Invesco V.I. Financial Services Fund                         o   Neuberger Berman AMT Small Cap Growth Portfolio
o   Invesco V.I. Global Health Care Fund
o   Invesco V.I. Global Real Estate Fund
o   Invesco V.I. High Yield Fund
o   Invesco V.I. Technology Fund
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

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


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

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
Northern Lights Variable Trust                                   Rydex Variable Trust (continued)
o   JNF Chicago Equity Partners Balanced Portfolio               o   Rydex VT Leisure Fund
o   JNF Chicago Equity Partners Equity Portfolio                 o   Rydex VT Mid-Cap 1.5x Strategy Fund
o   JNF Money Market Portfolio                                   o   Rydex VT NASDAQ-100(R) 2x Strategy Fund
PIMCO Variable Insurance Trust - Administrative Class            o   Rydex VT NASDAQ-100(R) Strategy Fund
o   PIMCO VIT All Asset Portfolio                                o   Rydex VT Nova Fund
o   PIMCO VIT CommodityRealReturn Strategy Portfolio             o   Rydex VT Precious Metals Fund
o   PIMCO VIT Emerging Markets Bond Portfolio                    o   Rydex VT Real Estate Fund
o   PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) Portfolio        o   Rydex VT Retailing Fund
o   PIMCO VIT Global Bond (Unhedged) Portfolio                   o   Rydex VT Russell 2000(R) 1.5x Strategy Fund
o   PIMCO VIT High Yield Portfolio                               o   Rydex VT Russell 2000(R) 2x Strategy Fund
o   PIMCO VIT Long-Term U.S. Government Portfolio                o   Rydex VT S&P 500 2x Strategy Fund
o   PIMCO VIT Low Duration Portfolio                             o   Rydex VT S&P 500 Pure Growth Fund
o   PIMCO VIT Real Return Portfolio                              o   Rydex VT S&P 500 Pure Value Fund
o   PIMCO VIT Short-Term Portfolio                               o   Rydex VT S&P MidCap 400 Pure Growth Fund
o   PIMCO VIT Total Return Portfolio                             o   Rydex VT S&P MidCap 400 Pure Value Fund
Pioneer Variable Contracts Trust - Class II                      o   Rydex VT S&P SmallCap 600 Pure Growth Fund
o   Pioneer Cullen Value VCT Portfolio                           o   Rydex VT S&P SmallCap 600 Pure Value Fund
o   Pioneer Emerging Markets VCT Portfolio                       o   Rydex VT Strengthening Dollar 2x Strategy Fund
o   Pioneer Equity Income VCT Portfolio                          o   Rydex VT Technology Fund
o   Pioneer Fund VCT Portfolio                                   o   Rydex VT Telecommunications Fund
o   Pioneer High Yield VCT Portfolio                             o   Rydex VT Transportation Fund
o   Pioneer Mid Cap Value VCT Portfolio                          o   Rydex VT U.S. Government Money Market Fund
o   Pioneer Strategic Income VCT Portfolio                       o   Rydex VT Utilities Fund
Royce Capital Fund - Investment Class                            o   Rydex VT Weakening Dollar 2x Strategy Fund
o   Royce Micro-Cap Portfolio                                    o   Rydex/SGI VT All-Asset Aggressive Strategy Fund
o   Royce Small-Cap Portfolio                                    o   Rydex/SGI VT All-Asset Conservative Strategy Fund
Rydex Variable Trust                                             o   Rydex/SGI VT All-Asset Moderate Strategy Fund
o   Rydex VT Banking Fund                                        o   Rydex/SGI VT All-Cap Opportunity Fund  (as of 5/28/10
o   Rydex VT Basic Materials Fund                                    this fund name will change to Rydex/SGI VT U.S. Long Short
o   Rydex VT Biotechnology Fund                                      Momentum Fund)
o   Rydex VT Commodities Strategy Fund                           o   Rydex/SGI VT CLS AdvisorOne Amerigo Fund
o   Rydex VT Consumer Products Fund                              o   Rydex/SGI VT CLS AdvisorOne Clermont Fund
o   Rydex VT Dow 2x Strategy Fund                                o   Rydex/SGI VT Multi-Hedge Strategies Fund
o   Rydex VT Electronics Fund                                    Seligman Portfolios, Inc. - Class II
o   Rydex VT Energy Fund                                         o   Seligman Communications and Information Portfolio
o   Rydex VT Energy Services Fund                                o   Seligman Global Technology Portfolio
o   Rydex VT Europe 1.25x Strategy Fund                          Third Avenue Variable Series Trust
o   Rydex VT Financial Services Fund                             o   Third Avenue Value Portfolio
o   Rydex VT Government Long Bond 1.2x Strategy Fund             Van Eck VIP Trust - Initial Class
o   Rydex VT Health Care Fund                                    o   Van Eck VIP Emerging Markets Fund
o   Rydex VT Internet Fund                                       o   Van Eck VIP Global Bond Fund
o   Rydex VT Inverse Dow 2x Strategy Fund                        o   Van Eck VIP Global Hard Assets Fund
o   Rydex VT Inverse Government Long Bond Strategy Fund          o   Van Eck VIP Multi-Manager Alternatives Fund
o   Rydex VT Inverse Mid-Cap Strategy Fund                       Wells Fargo Advantage Funds
o   Rydex VT Inverse NASDAQ-100(R) Strategy Fund                 o   Wells Fargo Advantage VT Discovery Funds
o   Rydex VT Inverse Russell 2000(R) Strategy Fund               o   Wells Fargo Advantage VT Opportunity Fund
o   Rydex VT Inverse S&P 500 Strategy Fund
o   Rydex VT Japan 2x Strategy Fund
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

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

--------------------------------------------------------------------------------

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

                                                                               3


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Table of Contents

                                                                            Page
Definitions...................................................................6
Highlights....................................................................7
Fee Table.....................................................................8
Condensed Financial Information...............................................9
Jefferson National............................................................10
Contract Owner Inquiries......................................................10
Financial Statements..........................................................10
The Variable Account..........................................................10
     Variable Account Investment Options......................................10
     Administrative, Marketing and Support Services Fees......................11
     Voting Rights............................................................11
Fixed Account.................................................................11
The Contract..................................................................11
Accumulation Provisions.......................................................11
     Purchase Payments........................................................11
     Allocation of Purchase Payments..........................................12
     Accumulation Units.......................................................12
     Accumulation Unit Values.................................................12
Transfers.....................................................................12
     How You Can Make Transfers...............................................12
     Excessive Trading Limits.................................................13
     Dollar Cost Averaging....................................................14
     Rebalancing..............................................................14
     Advisory Fee Withdrawals.................................................14
     Interest Sweep Program...................................................14
     Withdrawals..............................................................15
     Suspension of Payments...................................................15
Restrictions Under Optional Retirement Programs...............................15
Restrictions Under Section 403(b) Plans.......................................15
Conversion to Individual Contract Upon Termination in Plan....................15
Systematic Withdrawal Plan....................................................15
Loans.........................................................................16
Charges and Deductions........................................................16
     Withdrawal Charge........................................................16
     Administrative Charge....................................................16
     Morality and Expense Risk Charge.........................................16
     Premium Taxes............................................................17
     Investment Portfolio Expenses............................................17
     Reduction or Elimination of Contract Charges.............................17
     Other Charges............................................................17
Death Benefits................................................................17
The Annuity Period............................................................17
     Optional Annuity Period Elections........................................17
     Annuity Options..........................................................18
     Transfers During the Annuity Period......................................19
     Death Benefit Amount During the Annuity Period...........................19


                                                                               4
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Taxes.........................................................................19
     Annuity Contracts in General.............................................19
     Tax Status of the Contracts..............................................19
     Taxation of Non-Qualified Contracts......................................20
     Taxation of Qualified Contracts..........................................21
     Possible Tax Law Changes.................................................22
General Matters...............................................................22
     Distribution of Contracts................................................22
     Legal Proceedings........................................................22
     Independent Registered Public Accounting Firm............................22
Appendix A--More Information About the Investment Portfolios..................23
Appendix B--Early Cut-off Times...............................................38
Appendix C--Frequent Trading..................................................39
Appendix D--Condensed Financial Information...................................40
Appendix E--Deductions for Taxes - Qualified and Nonqualified
            Annuity Contracts.................................................61
Privacy Policy................................................................62
Table of Contents of the Statement of Additional Information..................63

                                                                               5


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Definitions

      ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

      ACCUMULATION UNIT: An accounting unit of measure we use to calculate your Contract Value during the Accumulation Period.

      ANNUITANT: The natural person(s) upon whose life (lives) Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

      ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

      ANNUITY PERIOD: The period during which we make Annuity Payments.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

      CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      CODE: Internal Revenue Code of 1986, as amended.

      FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

      INDIVIDUAL CONTRACT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission, or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT OPTIONS: The investment choices available to Contract Owners.

      INVESTMENT PORTFOLIO: The variable Investment Options available under the Contract. Each Variable Account Investment Option has its own investment objective and is invested in the underlying Investment Portfolio.

      PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Contract is established. References to "you" and "your" in this prospectus refer to you as the Participant.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENTS: The purchase payments made to Jefferson National under the terms of the Contract.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

      VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain certain information about your Contract and request certain transactions through the Website.

      WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.


                                                                               6
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Highlights

      The group flexible premium variable annuity contract that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The contract is intended to be used to accumulate money for retirement. The Contract provides for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis.

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 5% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances.

      If you are considering purchasing this Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contract are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

      These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

      RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

      DEATH BENEFIT: This Contract includes a standard minimum death benefit that is provided by Us. This benefit is described in detail under the heading "Death Benefits."

      LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

      ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. We deem this period as ending 15 days after we mail a contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

INQUIRIES. If you need more information, please visit Our Website
(www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561


                                                                               7
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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Participant Transaction Expenses

Withdrawal Charge (as a percentage of
the amount withdrawn)(1)............................              5%
Transfer Fee........................................             None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

Annual Contract Fee(2)..............................   $15 per contract per year
Annual Expenses of the Variable Account
(as a percentage of average Variable Account
Investment Option value under the Contract).........
Mortality and Expense Fees(3).......................              1.00%
Other Fees..........................................              None
Total Annual Expenses of the Variable Account.......              1.00%

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                     Minimum          Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management fees,        Gross: 0.29%    Gross: 4.88%
distribution and/or service (12b-1) fees,
and other expenses)(4)............................   Net: 0.29%      Net: 3.39%

(1) The Withdrawal Charge decreases to zero over time.

(2) We reserve the right to reduce or waive the fee.

(3) Jefferson National has guaranteed the total of the investment management fees charged against the JNF Equity Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF Chicago Equity Partners Equity subaccount is equal to 0.79%. See the Statement of Additional Information for more information about this agreement.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2011. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.


                                                                               8
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Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Fees, Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses.

      The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $954.00          $,2110.11        $3,291.72        $5,959.20

Assuming Minimum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $644.00          $892.03          $1,213.57        $1,951.45

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

Assuming Maximum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $954.00          $2,110.11        $2,839.91        $5,686.66

Assuming Minimum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $644.00          $892.03          $773.12          $1,694.01

(3) If you do not surrender your Contract:

Assuming Maximum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $454.00          $1,659.31        $2,839.91        $5,686.66

Assuming Minimum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $144.00          $447.56          $773.12          $1,694.01

Condensed Financial Information

Appendix D to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.


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Jefferson National

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

Contract Owner Inquiries

      You should direct any inquiries you have regarding your Individual Contract, the Group Contract, or any related matter to the Company's Website, or the address or telephone number shown in the front of this prospectus.

Financial Statements

      The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

The Variable Account

      The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

      Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

      The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios.

      Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

      (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

      (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

      (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

      (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

      (e) to change the way Jefferson National assesses charges, so long as charges are not increased beyond the maximum charges guaranteed by the Contract.

      New or substitute Investment Portfolios may have different fees and expenses than the ones they replace, and their availability may be limited to certain classes of purchasers.

Variable Account Investment Options

      The Contract currently offers several Variable Account Investment Options (or subaccounts) which invest in the Investment Portfolios listed at the beginning of this Prospectus. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of an Investment Portfolio prospectus visit Our Website, or call Jefferson National at: (866) 667-0561. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse


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impact, if any, of such activity will be constrained by the limits those other
Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5%. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Variable Account expenses do not apply to amounts allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

      See your Contract for more information on the Fixed Account.

The Contract

      The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

      The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      Unless contrary to law, assignment of the Contract or of a Participant's Individual Contract is prohibited.

Accumulation Provisions

Purchase Payments

      The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

      Jefferson National must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Contract,


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is credited to the Participant's account. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

      You may elect to have Purchase Payments accumulate:

      (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

      (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

      (c)   a combination of both.

      Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

      If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Ten-Day Right to Review. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Jefferson National representative or to Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract Value, unless a different amount is required by state law. However, Our Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses will have been deducted.

Accumulation Units

      We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

Accumulation Unit Values

      Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

      1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

      2.    subtracting the daily amount of the mortality and expense risk fee.

      The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

      We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

Transfers

      During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. You can make transfers between subaccounts and changes in allocations in writing, on Our Website or by telephone. Limits on transfers out of the Fixed Account may apply.

      EARLY CUT-OFF TIMES. Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix B for an all inclusive list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract surrenders.

How You Can Make Transfers

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before we will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of


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web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

      We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. Under certain circumstances, your quarterly statement may serve as the confirmation for transactions you made during the quarter covered by the statement. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

      Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner


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exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      Frequent Trading

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are the DireXion Dynamic VP HY Bond Fund, the JNF Money Market Portfolio, and those of the Rydex Variable Trust (other than the Rydex Funds listed in Appendix C). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth Exhibit C.

If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. You will be notified if you (or your agent's) Website transfer request is restricted or denied.

Dollar Cost Averaging

      Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing

      Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur monthly, quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge.

      You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.


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Withdrawals

      You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

      For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Suspension of Payments

      We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

      (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

      If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law,

      (2)   retirement, or

      (3)   death.

Accordingly, you (as a Participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

      (1)   when you attain age 59 1/2,

      (2)   when you separate from service,

      (3)   when you die,

      (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

      (5)   in the case of hardship, or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Conversion to Individual Contract Upon Termination in Plan

      Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will


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terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

      The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Charges and Deductions

Withdrawal Charge

      If you make a partial or full withdrawal during the Accumulation Period, Jefferson National will deduct a Withdrawal Charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Contract. For purposes of the Withdrawal Charge, your oldest Purchase Payment is treated as being withdrawn first. During the Annuity Period, Withdrawal Charges may apply to the fourth and fifth options.

      We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a Participant.

      The Withdrawal Charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Contract. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Participant's Individual Contract.

COMPLETED ANNUAL
PURCHASE PAYMENT PERIODS
FOR THE INDIVIDUAL CONTRACT                            CHARGE
Less than 5                                             5.00%
5 but less than 10                                      3.00%
10 but less than 15                                     2.00%
15 or more                                              None

Examples:

(1) If you make a complete withdrawal of your Individual Contract before five completed Purchase Payment periods:

VALUE OF
CONTRACT OR
INDIVIDUAL
CONTRACT
(AMOUNT         WITHDRAWAL      ADMINISTRATIVE     REDEMPTION
REDEEMED)       CHARGE          FEE DEDUCTION*     PAYMENTS
$2,000          5% ($100)       $15                $1,885

* Applicable to full withdrawals only.

(2) If you make a partial withdrawal of your Individual Contract before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

  AMOUNT        AMOUNT       WITHDRAWAL     REDEMPTION
REQUESTED      REDEEMED        CHARGE        PAYMENTS
$1,000.00     $1,052.63      $52.63 (5%)     $1,000.00

      In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Contract will be reduced by this amount.

      If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Administrative Charge (Annual Contract Fee)

      During the Accumulation Period, Jefferson National deducts an annual contract fee of $15 on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

      Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of the Variable Account on a pro rata basis.

Mortality and Expense Risk Charge

      Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

      Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts. These are the mortality risks.


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      Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the expense risk that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix E.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses.

Reduction or Elimination of Contract Charges

      In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

      Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

      Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

Death Benefits

      In the event of the death of a Participant (or Annuitant depending on your Contract) before Annuity Payments commence, Jefferson National will pay the beneficiary the value of the Participant's Individual Contract, less any debt (the "Death Benefit Amount"). We will determine the Individual Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant (or Annuitant, depending on your Contract). If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

      Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's (or Annuitant's depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's (or Annuitant's depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Owner's (or Annuitant's depending on your Contract) death and is payable, at least annually, over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. For a contract held as an IRA, once you attain age 70 1/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

      In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

      The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

The Annuity Period

Optional Annuity Period Elections

      The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Contract will be applied as follows:

      o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

      o the value in the subaccount(s) of the Variable Account will be applied, separately, to provide variable Annuity Payments.

      By giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:

      o the annuity option to any of the annuity options described below, and

      o the manner in which the value of a Participant's Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to

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            provide fixed Annuity Payments or vice versa).

Once Annuity Payments begin, no changes may be elected by the Contract Owner.

      Prior to the selected Annuity Date, an Individual Contract may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

      The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

      You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

      See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

      You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

      FIRST OPTION-INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since it would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment and there is no provision for a death benefit payable to a beneficiary.

      SECOND OPTION-INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

      THIRD OPTION-JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

Under current law, this option is automatically provided for a Participant in a pension plan who is married and for married Participants in most other qualified plans; however, a married Participant may waive the joint and last survivor annuity during the appropriate election period if the Participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

      FOURTH OPTION-INCOME FOR A SPECIFIED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Jefferson National will treat this payment as a surrender, which may involve a withdrawal charge. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

      FIFTH OPTION-INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Contract value applied. If the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment

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during the life of the Annuitant.

      To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Contract values.

      The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

Transfers During the Annuity Period

      You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

      Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During the Annuity Period

      If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime,

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therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o made on or after the taxpayer reaches age 59 1/2;

      o made on or after the death of an Owner;

      o attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a

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taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

      Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


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Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

General Matters

Distribution of Contracts

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Legal Proceedings

      Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2008 and 2009, and for each of the three years in the period then ended December 31, 2009, and the financial statements of Jefferson National Life Annuity Account C as of December 31, 2009 and for each of the two years in the period then ended December 31, 2009 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A

-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

THE ALGER PORTFOLIOS

Alger Capital Appreciation

The Fund's objective is long term capital appreciation. Under normal circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Large Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth.

Alger Mid Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

Alger Small Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein Growth and Income (Class A)

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century VP Balanced (Class I)

The Fund seeks long-term capital growth and current income. Two consistent equity & fixed income investment processes combined in 1 portfolio (60% equities/40% bonds). For the equity portion, managers use quantitative techniques to rank the 1,500 largest US stocks measured by the value & growth potential of each stock. Next, they optimize the portfolio to achieve an optimal balance between risk & expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk. The bond portion is invested in a diversified portfolio of high-grade government, corporate and asset-backed securities payable in U.S. currency. (At time of purchase, at least 80% of the bond assets are rated in the 3 highest categories, up to 20% are rated in the fourth category, and up to 15% are rated in the fifth category.) Normally, weighted average maturity for the bond portfolio is in the 3-10 yr range.

American Century VP Income & Growth (Class I)

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective. Seeks dividend yield and total return potential above the S&P 500 Index without taking on above market risk. Management selects from a database of 1500 largest U.S. stocks and uses a proprietary valuation model to rank higher yielding stocks based on attractiveness of growth and value characteristics. Portfolio is built using optimization techniques to maximize returns and minimize risk.

American Century VP Inflation Protection (Class II)

The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. Invests substantially all assets in invest-grade debt securities. Normally invests over 50% of assets in inflation-adjusted debt securities designed to protect the purchasing power of the money invested:
Treasury inflation-indexed securities (TIPS), and inflation-indexed securities issued by U.S. government agencies and instrumentalities and potentially some corporations and foreign governments. Fund managers are not limited to a specific weighted average maturity range in order to adjust to market conditions, inflation rate and periods of rising or falling interest rates. For investors seeking inflation protection and diversification in their bond portfolio.

American Century VP International (Class I)

The Fund seeks capital growth. The Fund invests primarily in fast growing, mid- to large-cap stocks in developed markets outside the U.S. Not constrained by index or country


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weightings, providing the potential to outperform the fund's benchmark. Strict liquidity guidelines and diversification across sectors, industries and countries enables the management team to control risk.

American Century VP Large Company Value (Class I)

The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company's value. The manager's attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The fund invests primarily in larger companies. Under normal market conditions, the fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000 Index.

American Century VP Ultra (Class I)

The Fund seeks long-term capital growth. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that appear to have the best opportunity of sustaining long-term, above-average growth. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts.

American Century VP Value (Class I)

The Fund seeks long-term capital growth with income as a secondary objective. Pursues a strict value approach to identify companies that management believes are undervalued at the time of purchase. Buys companies with compelling business characteristics, such as good cash flow, balance sheet and dividends. Stocks are sold when they return to fair market value.

American Century VP Vista (Class I)

The Fund seeks long term capital growth. The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using investment strategies developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio manager's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace.

THE DIREXION INSURANCE TRUST

DireXion Dynamic VP HY Bond

The Portfolio's objective is to maximize total return (income plus capital appreciation). Invests at least 80% of assets primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality, high yield debt. Designed primarily for experienced investors, Fund is frequently used by those engaging in active trading or those following an asset allocation strategy. To accommodate frequent trading, Portfolio is positioned to maintain enough liquidity to meet potential redemptions by active shareholders while gaining exposure to the high yield bond market. It may invest a substantial portion or even all assets in derivative securities, such as futures, options, swaps, options on futures, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.

DREYFUS CORPORATION

Dreyfus Investment Portfolios, Small Cap Stock Index

The Portfolio seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index. The Fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The Fund's Portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means. Sampling is a statistical process used to select stocks so that the Portfolio has investment characteristics that closely approximate those of the index. The Fund expects to invest in approximately 500 or more of the stocks in the S&P SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). This means that, generally, larger companies have greater representation in the index than small companies. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Socially Responsible Growth Fund, Inc.

The Portfolio seeks capital growth with current income as a secondary goal. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500(R) Index in proportion to their weighting in the index. The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least ..95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. The


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Fund also may use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Stock Index Fund

The Portfolio seeks to match the performance of the S&P Small Cap 600 Index. To pursue this goal, the Fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index. The Fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The Fund's Portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means. Sampling is a statistical process used to select stocks so that the Portfolio has investment characteristics that closely approximate those of the index. The Fund expects to invest in approximately 500 or more of the stocks in the S&P SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). This means that, generally, larger companies have greater representation in the index than small companies. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Variable Investment Fund, International Value

The Portfolio seeks long term capital growth. To pursue this goal, the Fund normally invests at least 80% of its assets in stocks. The Fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The Fund may invest in companies of any size. The Fund ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies. Foreign companies are those companies (i) organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The Fund may also invest in companies located in emerging markets. The Fund's investment approach is value oriented and research driven. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, it focuses on three key factors: * value, or how a stock is valued relative to its intrinsic worth based on traditional value measures, * business health, or overall efficiency and profitability as measured by return on assets and return on equity, * business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm. The Fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

FEDERATED INSURANCE SERIES

Federated Capital Income II

The Fund's objective is high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

The Federated High Income Bond Fund II

The Fund's objective is to seek high current income. The Fund invests primarily in a professionally managed, diversified Portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

Federated Kaufmann II (Service Shares)

The Fund seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

INVESCO VARIABLE INSURANCE FUND

INVESCO V.I. Basic Value - Series II shares

The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a Portfolio of companies that have the potential for capital growth. The Fund's investments may include synthetic and derivative instruments.

INVESCO V.I. Core Equity -- Series I shares

The Fund's investment objective is growth of capital. The Fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

INVESCO V.I. Financial Services - Series I shares

The Fund's investment objective is capital growth. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in financial services-related services.

INVESCO V.I. Global Health Care - Series I shares

The Fund's investment objective is capital growth. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industries.

INVESCO V.I. Global Real Estate - Series I shares

The Fund's investment objective is high total return through growth of capital and current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

INVESCO V.I. High Yield - Series I shares

The Fund's investment objective is a high level of current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of


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borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

INVESCO V.I. Mid Cap Core Equity - Series II shares

The Fund's investment objective is long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

INVESCO V.I. Technology - Series I shares

The Fund's investment objective is capital growth and income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

JANUS ASPEN SERIES

Janus Aspen Balanced

The Fund's objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining investments in fixed-income securities and cash equivalents.

Janus Aspen Enterprise

The Fund's objective is to seek long term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company.

Janus Aspen Forty

The Fund's objective is to seek long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to issuers and/or smaller, emerging growth companies.

Janus Aspen Janus Portfolio

The Fund's objective is to seek long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Overseas Portfolio

The Fund's objective is to seek long term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Perkins MidCap Value Portfolio

The Fund's objective is to seek capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly.

Janus Aspen Worldwide Portfolio

The Fund's objective is to seek long term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Emerging Markets Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement International Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International ("MSCI ") Europe, Australasia and Far East ("EAFE ") Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the investment manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio's assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Lazard Retirement U.S. Small Cap Equity Portfolio

The Fund's objective is long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S.


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companies. The investment manager considers "small-mid cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500 Index.

Lazard Retirement U.S. Strategic Equity Portfolio

The Fund's objective is long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the investment manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

LEGG MASON PARTNERS FUND ADVISOR, LLC

Legg Mason ClearBridge Aggressive Growth

The Portfolio seeks capital appreciation. Invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The Fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher growth rates are often achieved by small to medium-sized companies, a significant portion of the Fund's assets may be invested in the securities of such companies.

Legg Mason ClearBridge Equity Income Builder

The Portfolio seeks to provide a high level of current income, with long-term capital appreciation as its secondary objective. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. Convertible securities may be purchased to gain additional exposure to a company or for their income or other features. The Fund may also invest in real estate investment trusts ("REITs").

Legg Mason ClearBridge Fundamental All Cap Value

The Portfolio seeks long-term capital growth with current income a secondary consideration. Invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The Fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities, and up to 10% of the Fund's assets may be invested in below investment grade bonds.

Legg Mason ClearBridge Large Cap Growth

The Portfolio seeks long-term growth of capital. It invests at least 80% of its assets in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalizations are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 index. The Fund may also invest up to 20% of its assets in equity securities of companies with smaller market capitalizations.

Legg Mason Western Asset Global High Yield Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The Fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign Governments and their agencies and instrumentalities. The Fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related instruments. The Fund will limit its investments in emerging market Governmental issuers to 35% of its assets. Emerging market countries are countries that, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank in its annual categorization as middle- or low-income. The Fund may also invest up to 100% of its assets in securities of foreign issuers.

Legg Mason Western Asset Strategic Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The Fund invests primarily in a globally diverse Portfolio of fixed income securities and, under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and related instruments. The portfolio managers have broad discretion to allocate the Fund's assets among the following segments of the international market for fixed income securities: U.S. Government obligations, investment and non-investment grade U.S. and foreign corporate debt, including issuers in emerging market countries, mortgage and asset-backed securities and investment and non-investment grade sovereign debt, including issuers in emerging market countries. The Fund may invest up to 100% of its assets in securities of foreign issuers, including securities of issuers located in emerging markets.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Capital Structure

The Fund's objective is current income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. Under normal circumstances, the Fund invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. It is expected that a significant portion of the Fund's assets (as much as 30%) may be invested in high-yield debt securities. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States. The Fund's investments may include derivatives, such as options or futures.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

The Fund's objective is long-term growth of capital and income without excessive fluctuations in market value. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund


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primarily invests in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund's investments primarily include equity securities, large company securities, value stocks, multinational and foreign company securities that are traded primarily on a U.S. securities exchange. The Fund's investments may include derivatives, such as options or futures, which the Fund may use to protect gains in the Fund's Portfolio, hedge against certain risks, or efficiently gain investment exposure.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman AMT Mid-Cap Growth

The objective of the Portfolio is growth of capital. Pursues growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. The portfolio manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the portfolio manager looks for fast growing companies with above average sales and competitive returns on equity relative to their peers.

Neuberger Berman AMT Partners

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid- to large-cap companies. It looks for undervalued stocks of well-managed companies with strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Regency

The objective of the Portfolio is growth of capital. The Portfolio pursues a value investment style, investing primarily in stocks of mid-cap companies that the manager believes are high-quality businesses and undervalued. Seeks to invest in companies with solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Short Duration Bond

The objective of the Portfolio is the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. Invests mainly in investment grade bonds and other debt securities from U.S. Government and corporate issuers. To enhance yield and add diversification may invest up to 10% of assets in below investment grade securities, if, at the time of purchase they are rated at least B by Moody's or Standard & Poor's or if unrated by either of these, deemed by the investment manager to be of comparable quality. The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average Portfolio duration of three years or less. The portfolio managers monitor national trends in the corporate and Government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the portfolio managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The portfolio managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the portfolio managers find an opportunity they believe is more compelling or if the portfolio managers' outlook on the investment or the market changes.

Neuberger Berman AMT Small Cap Growth

The objective of the Portfolio is long term capital appreciation. Pursues a growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. In choosing companies that the portfolio manager believes are likely to achieve the Fund's objective, the portfolio manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the portfolio manager believes may have greater potential to appreciate in price, the portfolio manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms. The portfolio manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Berman AMT Socially Responsive

The objective of the Portfolio is long-term growth of capital. It invests mainly in mid- to large-cap companies that meet the Fund's financial criteria and social policy. It aims to reduce risk by investing across many different industries. It pursues research-driven and valuation-sensitive approach to stock selection, seeking stocks in well-positioned businesses believed to be undervalued. It looks for leadership in three areas: 1) environmental concerns,
2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The Fund does not invest in companies that derive revenue primarily from non-consumer sales to the military.


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NORTHERN LIGHTS VARIABLE INSURANCE TRUST

JNF Chicago Equity Partners Balanced

The JNF Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the Portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing Portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

The Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing Portfolio risks that lead to volatility and are not consistently rewarded.

JNF Money Market

The Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified Portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset

The Fund seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio is a "Fund of Funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, Global Multi-Asset, RealRetirement(R) 2010, RealRetirement(R) 2020, RealRetirement(R) 2030, RealRetirement(R) 2040 and RealRetirement(R) 2050 Funds ("Underlying PIMCO Funds").

PIMCO VIT CommodityRealReturn Strategy Portfolio

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a Portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, and futures and options, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

PIMCO VIT Emerging Markets Bond

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Global Bond (Unhedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

PIMCO VIT High Yield

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified Portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments.


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PIMCO VIT Long-Term U.S. Government

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified Portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or Government-sponsored enterprises ("U.S. Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments.

PIMCO VIT Low Duration

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIMCO VIT Real Return

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. Governments, their agencies or instrumentalities and corporations, which may be represented by forwards.

PIMCO VIT Short Term

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Total Return

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

Pioneer Cullen Value

The Portfolio seeks capital appreciation. Current income is a secondary objective. The Portfolio invests primarily in equity securities. Portfolio may invest a significant portion of assets in equity securities of med- and large-cap companies. Portfolio will be subject to the risks of investing in companies w/ mkt caps of $1.5 billion or more. Equity securities include common stocks, convertible debt & other equity instruments, such as depositary receipts, warrants, rights, equity interests in REITs, ETFs that invest primarily in equity securities & preferred stocks. Portfolio may invest up to 30% of its assets in non-U.S. securities. Up to 10% of the Portfolio's total assets may be invested in securities of emerging market issuers. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations & certain supranational organizations, such as the World Bank & the European Union. Portfolio may invest in Canadian issuers to the same extent as U.S. issuers.

Pioneer Emerging Markets

The Portfolio seeks long-term growth of capital. The Portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers, i.e., securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers. The portfolio will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in securities of emerging market issuers.

Pioneer Equity Income

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a Portfolio consisting primarily of income producing equity securities of U.S. corporations. Invests primarily in high-quality stocks of U.S. companies with strong history of paying dividends. Emphasis on S&P 500(R) companies with typical market caps greater than $5B. Pursues a value style of investing, using fundamental research to identify undervalued companies with solid assets, low debt, market leadership and management ownership. Focuses on quality and price of individual issuers, not on economic sector or market timing strategies. Seeks dividend income to enhance total return potential and lower share-price volatility. Emphasis on sectors with above-average dividend yields, such as utilities, energy, financial services, communications services.

Pioneer Fund

The Portfolio seeks reasonable income and capital growth. Invests primarily in a large-cap portfolio that diversifies across all sectors of the S&P 500. Follows a value style of investing, seeking high quality securities selling at substantial discounts to their intrinsic values. Uses fundamental research-driven process and a bottom-up analytic style. Diversified portfolio with approximately 140-150 holdings. Most sectors within 5% of S&P 500(R) weighting. Most industries within 3% of S&P 500(R) weighting.

Pioneer High Yield

The Portfolio seeks to maximize total return through a combination of income and capital appreciation. A total return fund with high current income potential derived from high yield and deeply discounted convertible bonds (providing more choices of industries and companies). Uses a relative value approach to high-yield investing with an industry focus--seeking industries with the best valuations and growth prospects. Research-intensive credit and issue selection process by a superior fixed-income management team. Portfolio philosophy: a fundamental, research-driven approach


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-- selecting securities selling at substantial discounts to underlying values and holding these issues until their intrinsic value is reflected in the marketplace -- can produce superior returns over time.

Pioneer Mid Cap Value

The Portfolio seeks capital appreciation. Invests in mid-cap value companies with similar market capitalizations to the Russell Midcap(R) Value Index (e.g. companies with market values in the range of $225M to $10B, with a primary focus on companies with market capitalizations of $1B-10B). Portfolio is diversified with approximately 80-110 holdings. Top 10 holdings typically represent 15-20% of the portfolio. Fund uses bottom-up fundamental analysis to evaluate a security's potential value and the attractiveness of its market valuation. Aims to seek securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

Pioneer Strategic Income

The Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. The portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. Pioneer Investment Management, Inc., the Portfolio's investment adviser, allocates the Portfolio's investments among the following three segments of the debt markets:* Below investment grade (high yield) securities of U.S. and non-U.S. issuers* Investment grade securities of U.S. issuers, including convertible debt* Investment grade securities of non-U.S. issuers. Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

ROYCE CAPITAL FUND

Royce Capital Fund--Micro-Cap

This Portfolio's primary investment objective is long term growth of capital. Royce invests the Fund's assets primarily in equity securities of micro-cap companies, a universe of more than 5,300 companies with market capitalizations up to $500 million. Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Royce Capital Fund--Small-Cap

This Portfolio's primary investment objective is long term growth of capital. Current income is a secondary goal. Royce Small-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

RYDEX VARIABLE TRUST

Rydex VT Banking

The Fund's objective is Capital Appreciation. Invests in companies involved in the banking sector. Companies include commercial banks and their holding companies, and savings and loan institutions. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Basic Materials

The Fund's objective is Capital Appreciation. Invests in companies engaged in mining, manufacturing and sales of basic materials (i.e., lumber, steel, chemicals). Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Biotechnology

The Fund's objective is Capital Appreciation. It invests in companies involved in the biotechnology area. Companies include research and development, genetic or other biological engineering, and the design, manufacture or sale of related biotechnology products or services. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Commodities Strategy

The Fund's objective is long-term capital appreciation thru investments in commodity-linked instruments. Seeks 100% exposure to the commodities market (or at least 80% at all times). Will gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. Fund's exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Consumer Products

The Fund's objective is Capital Appreciation. Invests in companies engaged in manufacturing finished goods and services both domestically and internationally. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Dow 2x Strategy

The Fund's objective is investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged


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instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the exposure to indicated percentage goal (120% - 200%) of its benchmark. On a day-to-day basis, the Portfolios hold U.S. Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Electronics

The Fund's objective is Capital Appreciation. Invests in companies involved in the electronics sector. Companies include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Fund

The Fund's objective is Capital Appreciation. Invests in the energy field, including companies involved with the exploration, production and development of oil, gas, coal and alternative energy sources. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Services

The Fund's objective is Capital Appreciation. Invests in companies involved with the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Europe 1.25x Strategy

The Fund's objective is to achieve investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. On a day-to-day basis, the Portfolios hold US Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Financial Services

The Fund's objective is Capital Appreciation. Invests in commercial banks, savings and loan associations, insurance companies, brokerage companies, real estate, and leasing companies. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Government Long Bond 1.2x Strategy

The Fund's objective is to achieve investment results that correspond to a benchmark for U.S. Government securities. The current benchmark is 120% of the daily price movement of the Long Treasury Bond. Invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts.

Rydex VT Health Care

The Fund's objective is Capital Appreciation. Invests in companies involved in the health care industry. Includes companies that research, develop or sell pharmaceuticals, companies that design, manufacture or sell medical products or instruments, and biotechnology research and development firms. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Internet

The Fund's objective is Capital Appreciation. Invests in companies that provide products or services designed for or related to the internet. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Inverse Dow 2x Strategy

The Fund's objective is to achieve investment returns that inversely correlate to the daily performance of the DJIA. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Government Long Bond Strategy

The Fund seeks total returns that inversely correlate to the daily price movement of the Long Treasury Bond. An index Portfolio designed to benefit from rising interest rates. May engage in short sales of long-term Treasury bonds, buy put options on T-Bond futures and sell T-Bond futures. As its primary investment strategy, Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. May also enter into repurchase agreements.

Rydex VT Inverse Mid-Cap Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options


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on securities, futures contracts, and stock indices. On a day-to-day basis, the
Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse NASDAQ-100(R) Strategy

The Fund seeks investment returns that inversely correlate to the performance of the NASDAQ 100 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Russell 2000(R) Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the Russell 2000 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse S&P 500 Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P 500 Index. Aims for a close inverse correlation with the S&P 500, so that if the index should decrease by 5% on a particular day, the Fund would gain 5%. The Fund will not own the securities included in the underlying index. Instead, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. Typically maintains a significant portion of assets in U.S. Treasury securities as cover for the investment techniques it employs.

Rydex VT Japan 2x Strategy

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

Rydex VT Leisure

The Fund's objective is Capital Appreciation. Invests in companies engaged in the leisure and entertainment business. Includes hotels, resorts, casinos, radio and television broadcasting and advertising firms, motion picture production companies, toys and sporting goods companies, companies of musical recordings and instruments, and companies involved with alcohol and tobacco. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Mid Cap 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for mid-cap securities. Current benchmark is the S&P 400 Index. Invests principally in securities of companies included in the S&P 400 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark. The investment objective of the Fund is non-fundamental.

Rydex VT NASDAQ-100(R) Strategy

The Fund seeks investment returns that correspond to a benchmark for over-the-counter securities. Current benchmark is the NASDAQ 100 Index. Invests principally in securities of companies included in the index. May invest in other instruments whose performance is expected to correspond to that of the index, and may engage in futures and options transactions. May also purchase U.S. Government securities and enter into repurchase agreements.

Rydex VT NASDAQ-100(R) 2x Strategy

The Fund seeks investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis. Invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. On a day-to-day basis, the Portfolios hold U.S. Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Nova

The Fund seeks investment results that match the performance of a specific benchmark on a daily basis. Current benchmark is 150% of the performance of the S&P 500 Index. Invests to a significant extent in leveraged instruments, such as futures and options on securities and stock indices, as well as equity securities. Futures and options enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options


                                                                              33
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contracts, the Fund holds U.S. Government securities or cash equivalents.

Rydex VT Precious Metals

The Fund's objective is Capital Appreciation. Invests in U.S. and foreign companies involved in the precious metals sector. Includes companies involved with exploration, mining, production and development, and other precious metals related services. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Real Estate

The Fund's objective is Capital Appreciation. Invests in companies that are involved in the real estate industry including real estate investment trusts (REITS). Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Retailing

The Fund's objective is Capital Appreciation. Invests in companies engaged in merchandising finished goods and services. Includes department stores, restaurant franchising, mail order operations, and other companies involved in selling products to the consumer. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Russell 2000(R) 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for small-cap securities. Current benchmark is the Russell 2000 Index. Invests principally in securities of companies included in the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.

Rydex VT Russell 2000(R) 2x Strategy

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

Rydex VT S&P 500 2x Strategy

The Fund seeks investment results that match 200% of the performance of the S&P 500 index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. The value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

Rydex VT S&P 500 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P SmallCap 600 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.


                                                                              34
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Rydex VT S&P SmallCap 600 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT Strengthening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index. Engages in program of investing in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex VT Technology

The Fund's objective is Capital Appreciation. Invests in companies involved in the technology sector. Includes computer software and services companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Telecommunications

The Fund's objective is Capital Appreciation. Invests in companies engaged in the development, manufacture or sale of communications services or equipment. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Transportation

The Fund's objective is Capital Appreciation. Invests in companies providing transportation services or those engaged in the design, manufacture, distribution and sale of transportation equipment. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT U.S. Government Money Market

The Fund's objective is security of principal, high current income and liquidity. Invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. May also invest in Eurodollar time deposits.

Rydex VT Utilities

The Fund's objective is Capital Appreciation. Invests in companies that operate public utilities. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Weakening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index. Engages in short sales of securities and invests in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex/SGI VT All-Asset Aggressive Strategy

The Fund seeks growth of capital by investing principally in a diversified Portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified Portfolio of underlying Funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility.

Rydex/SGI VT All-Asset Conservative Strategy

The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified Portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified Portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility.

Rydex/SGI VT All-Asset Moderate Strategy

The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified Portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified Portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based


                                                                              35
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strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility. The Fund will typically have a moderate allocation to underlying Funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EP funds.

Rydex/SGI VT All-Cap Opportunity

The Fund's objective is long term capital appreciation. It seeks to respond to the dynamically changing economy by moving investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

As of May 28, 2010, this fund name and strategy will change to the following:

Rydex/SGI VT U.S. Long Short Momentum Fund

The Fund's objective is long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund also may enter into short sales of broader-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility.

Rydex/SGI VT CLS AdvisorOne Amerigo

The Fund's objective is long-term growth of capital without regard to current income. Operates as a "Fund of Funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek capital appreciation by investing in common stocks (including foreign) or convertibles. Although Fund does not seek current income, it may invest up to 20% of assets in Funds that invest in fixed income securities of varying credit quality and duration should such Funds offer potential for capital appreciation. Varies allocations to underlying Funds in response to economic/market trends, assessing the relative risk/reward potential throughout the financial markets and seeking a mix that will most likely achieve capital growth. Normally invests assets in Funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex/SGI VT CLS AdvisorOne Clermont

The Fund's objective is current income and growth of capital. Operates as a "Fund of Funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek current income and capital growth. Invests in Funds that seek capital appreciation by investing in stocks (including foreign) or convertibles. Invests at least 20% of assets in Funds that invest in bonds of varying credit qualities and duration to maximize total return. May invest up to 80% of assets in Funds that invest in futures & futures options. Varies allocations to underlying Funds in response to economic/market trends, assessing relative risk/reward potential throughout financial markets, seeking a mix that will most likely achieve current income or capital growth. Normally invests in Funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex/SGI VT Multi Hedge Strategies

The Fund's objective is Capital appreciation consistent with the return and risk characteristics of the hedge Fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. Uses a quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge Funds. Allocates capital to gain exposure to: 1) directional positions--including equities, fixed income, commodities, currencies, covered call options and long options, and 2) non-directional positions--including market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spreads, duration neutral default spreads.

SELIGMAN PORTFOLIOS, INC.

Seligman Communications and Information (Class II)

The Portfolio seeks long term capital appreciation. Invests in companies in the communications, information and related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. Uses a bottom-up stock selection approach, with in-depth research to identify companies with superior franchises and business models that are generating cash flow, trading at reasonable valuations, and guided by experienced management.

Seligman Global Technology (Class II)

The Portfolio seeks long-term capital appreciation. Invests globally in companies in technology and technology-related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. May invest in any country; generally invests in several countries in different geographic regions. Favors in-depth fundamental research with macro analysis (to identify strong technology sectors and/or factors within regions or countries). Seeks companies with strong product cycles, the ability to increase marketshare, quality management (with equity ownership), and attractive valuations relative to earnings forecasts.

THIRD AVENUE VARIABLE SERIES TRUST

Third Avenue Value

The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its investment objective mainly by acquiring common stocks of well-financed companies (meaning companies believed to have strong financial positions as measured by a relative absence of liabilities both on balance sheet and off balance sheet; and/or the presence of high quality assets convertible into cash; and/or the existence


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of free cash flow from operations available for securities holders) priced at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities) (commonly known as "junk bonds") that the adviser believes are undervalued.

VAN ECK VIP TRUST

Van Eck VIP Emerging Markets

The Fund seeks long-term capital appreciation. Income is a secondary consideration. Invests primarily in equity securities in emerging markets around the world, having potential for rapid economic growth. Emphasis is on equities but may also invest in debt securities of any quality as long as not more than 20% of assets are held in debt securities rated below investment grade.

Van Eck VIP Global Bond

The Fund seeks high total return--income plus capital appreciation. The fund invests globally, primarily in a variety of debt securities. May also invest in unrated securities of comparable quality. No limits on amount Fund may invest in a single country or in securities denominated in one currency. Normally, will invest in at least 3 countries besides the U.S. Intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. Average maturity expected to be in the 3-10 year range.

Van Eck VIP Global Hard Assets

The Fund seeks long-term capital appreciation. Income is a secondary consideration. The Fund invests primarily in domestic and foreign hard asset securities, with at least 5% of assets in: precious metals, natural resources, real estate, and commodities sectors. May concentrate up to 50% of assets in one hard asset sector. Normally invests in at least 3 countries, including the U.S., however there is no limit on how much the Fund may invest in any one country -- developed or underdeveloped. Hard asset securities can help produce long-term capital appreciation and protect capital against inflation during cyclical economic expansions; they tend to move independently of industrial shares, potentially offsetting the fluctuation (and perhaps increasing the return) of an industrial equity portfolio.

Van Eck VIP Multi-Manager Alternatives Fund

The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund uses diversified "manager of managers" investment approach. Selects multiple top-tier investment sub-advisors that manage absolute return strategies for "hedge Funds" and other accounts. Sub-advisors/investment styles selected for expected returns that should have little or no correlation to major market indices or to each other. Normally uses 3+ unaffiliated sub-advisors. Assets allocated equally among sub-advisors, and rebalanced at least annually. Invests in publicly-traded securities + other liquid investments affording strategic/tactical opportunities to use absolute return strategies. Strategies include: event-driven, relative value/arbitrage (pairs trading, convertible arbitrage, fixed income or interest rate arbitrage), market timing, market neutral, long/short equity, long-only, short-only, distressed securities, fixed income and high yield investment strategies.

WELLS FARGO ADVANTAGE FUNDS

Wells Fargo Advantage VT Discovery

The Fund seeks long-term capital appreciation. The Fund invests in equity securities of small- and medium-capitalization companies that it believes offers favorable opportunities for growth. The Portfolio defines small- and medium capitalization companies as those with market capitalizations at the time of purchase within the range of the Russell Midcap(R) Index, which ranged from $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. The Fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the Fund may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Wells Fargo Advantage VT Opportunity

The Fund seeks long-term capital appreciation. The Fund invests principally in equity securities of medium-capitalization companies, which it defines as those within the range of market capitalizations of companies in the Russell Midcap(R) Index. The range of the Russell Midcap(R) Index was $12.2 billion to $829 million respectively, as of May 30, 2009, and is expected to change frequently. Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. The Fund reserves the right to hedge the Portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, the Fund will not engage in extensive foreign currency hedging.


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APPENDIX B: EARLY CUT-OFF TIMES

We must receive transfer requests involving the following Investment Portfolios no later than the time shown below. This list may change anytime without notice.

Any transfer involving the Investment Portfolios listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day. This restriction applies only to transfers between Sub-Accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

------------------------------------------------------------------------------------------------------------------------------------
                                                 25 Minutes Before NYSE Close (3:35)
------------------------------------------------------------------------------------------------------------------------------------
                                                     RYDEX INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Banking                             Electronics                       Internet                         Technology
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials                     Energy                            Leisure                          Telecommunication
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                       Energy Services                   Precious Metals                  Transportation
------------------------------------------------------------------------------------------------------------------------------------
Commodities Strategy                Financial Services                Real Estate                      Utilities
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                   Health Care                       Retailing
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 15 Minutes Before NYSE Close (3:45)
------------------------------------------------------------------------------------------------------------------------------------
                           RYDEX INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy                     Inverse Russell 2000(R) Strategy  Russell 2000(R) 1.5x Strategy    S&P MidCap 400 Pure Value
------------------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy               Inverse S&P 500 Strategy          Russell 2000(R) 2x Strategy      S&P SmallCap 600 Pure Growth
------------------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy  Japan 2x Strategy                 S&P 500 2x Strategy              S&P SmallCap 600 Pure Value
------------------------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy             Mid Cap 1.5x Strategy             S&P 500 Pure Growth              Strengthening Dollar 2x
                                                                                                       Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond        NASDAQ-100(R) 2x Strategy         S&P 500 Pure Value               U.S. Government Money Market
Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy            NASDAQ-100(R) Strategy            S&P MidCap 400 Pure Growth       Weakening Dollar 2x Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy      Nova
------------------------------------------------------------------------------------------------------------------------------------

Similarly, any transfer request involving the DireXion Dynamic VP HY Bond Fund received after 2:00p.m. will be processed on the next business day.

--------------------------------------------------------------------------------

APPENDIX C: FREQUENT TRADING

Pursuant to our Frequent Transfers Policy outlined on page 14 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table. This list may change any time without notice.

------------------------------------------------------------------------------------------------------------------------------------
                                                             30 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced        Federated High Income Bond II     Legg Mason ClearBridge Large     Rydex/SGI VT All-Asset
                                                                      Cap Growth                       Moderate Strategy
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income &        Federated Kaufmann Fund II        Legg Mason Western Asset         Rydex/SGI VT All-Cap
Growth                                                                Global High Yield Bond           Opportunity
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation       Invesco V.I. High Yield           Legg Mason Western Asset         Rydex/SGI VT Multi-Hedge
Protection                                                            Strategic Bond                   Strategies
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International   Lazard Retirement Emerging        Lord Abbett Capital Structure    Van Eck VIP Emerging Markets
                                    Markets Portfolio
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company   Lazard Retirement International   Lord Abbett Growth and Income    Van Eck VIP Global Bond
Value                               Equity
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value   Lazard Retirement U.S.            Royce Micro-Cap                  Van Eck VIP Global Hard
                                    Small-Mid Cap Equity                                               Assets
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra           Lazard Retirement U.S.            Royce Small-Cap                  Van Eck VIP Multi-Manager
                                    Strategic Equity                                                   Alternatives
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value           Legg Mason ClearBridge            Rydex/SGI VT All-Asset           Wells Fargo Advantage
                                    Aggressive Growth                 Aggressive Strategy              Discovery
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Vista           Legg Mason ClearBridge Equity     Rydex/SGI VT All-Asset           Wells Fargo Advantage
                                    Income Builder                    Conservative Strategy            Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income II         Legg Mason ClearBridge
                                    Fundamental Value
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             60 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus International Value         Dreyfus Small Cap Stock Index     Dreyfus Socially Responsible     Dreyfus Stock Index
                                                                      Growth
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 90 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and    Janus Aspen Enterprise Portfolio  Janus Aspen Janus Portfolio      Janus Aspen Perkins Mid Cap
Income                                                                                                 Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio      Janus Aspen Forty                 Janus Aspen Overseas Portfolio   Janus Aspen Worldwide
                                    Portfolio                                                          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Pioneer High Yield
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Appendix D - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                          $2.842   $5.233    $3.958    $3.352   $2.958    $2.762    $2.071   $3.165    $3.802    $5.109
Ending AUV                             $4.252   $2.842    $5.233    $3.958   $3.352    $2.958    $2.762   $2.071    $3.165    $3.802

Percentage change in AUV               49.61%  -45.69%    32.21%    18.08%   13.32%     7.10%    33.37%  -34.57%   -16.75%   -25.58%

Ending number of AUs (000s)               440      485       547       504      622       826     1,038    1,322     1,652     1,598

LargeCap Growth Portfolio
-------------------------
Beginning AUV                          $1.167   $2.189    $1.844    $1.771   $1.597    $1.528    $1.142   $1.722    $1.972    $2.338
Ending AUV                             $1.705   $1.167    $2.189    $1.844   $1.771    $1.597    $1.528   $1.142    $1.722    $1.972

Percentage change in AUV               46.10%  -46.69%    18.71%     4.12%   10.90%     4.52%    33.80%  -33.68%   -12.68%   -15.64%

Ending number of AUs (000s)               651      654       691       679      825       954     1,063    1,198     1,753     1,626

MidCap Growth Portfolio
-----------------------
Beginning AUV                          $1.469   $3.563    $2.736    $2.509   $2.307    $2.062    $1.409   $2.020    $2.183    $2.019
Ending AUV                             $2.207   $1.469    $3.563    $2.736   $2.509    $2.307    $2.062   $1.409    $2.020    $2.183

Percentage change in AUV               50.24%  -58.77%    30.23%     9.05%    8.76%    11.88%    46.34%  -30.25%    -7.47%     8.11%

Ending number of AUs (000s)               295      316       361       353      468       538       577      446       411       304

SmallCap Growth Portfolio
-------------------------
Beginning AUV                          $1.138   $2.152    $1.854    $1.561   $1.349    $1.168    $0.829   $1.135    $1.627    $2.257
Ending AUV                             $1.639   $1.138    $2.152    $1.854   $1.561    $1.349    $1.168   $0.829    $1.135    $1.627

Percentage change in AUV               44.02%  -47.12%    16.07%    18.77%   15.72%    15.50%    40.89%  -26.96%   -30.24%   -27.91%

Ending number of AUs (000s)               904      994     1,147     1,176    1,251     1,088     1,090    1,081     1,407     1,518

------------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (inception date October 26, 2001)
Growth and Income Portfolio
---------------------------
Beginning AUV                          $0.847   $1.440    $1.384    $1.192   $1.148    $1.040    $0.793   $1.027    $1.005       N/A
Ending AUV                             $1.012   $0.847    $1.440    $1.384   $1.192    $1.148    $1.040   $0.793    $1.027       N/A

Percentage change in AUV               19.48%  -41.18%     4.05%    16.11%    3.83%    10.38%    31.15%  -22.78%     2.19%       N/A

Ending number of AUs (000s)                17       15        10         5        6        18         6        1         7       N/A

------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                          $9.451  $11.982   $11.534   $10.627  $10.042       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.805   $9.451   $11.982   $11.534  $10.627       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               14.33%  -21.12%     3.88%     8.53%    5.83%       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 7        5         2         0        0       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:  (continued)
VP Income & Growth Fund
-----------------------
Beginning AUV                          $0.896   $1.383    $1.398    $1.206   $1.164    $1.041    $0.812   $1.018    $1.122    $1.268
Ending AUV                             $1.047   $0.896    $1.383    $1.398   $1.206    $1.164    $1.041   $0.812    $1.018    $1.122

Percentage change in AUV               16.85%  -35.21%    -1.07%    15.92%    3.61%    11.82%    28.20%  -20.24%    -9.27%   -11.48%

Ending number of AUs (000s)                82       80       104        71       94       121       218      134       227       286

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                         $11.301  $11.600   $10.700   $10.640  $10.582   $10.044       N/A      N/A       N/A       N/A
Ending AUV                            $12.335  $11.301   $11.600   $10.700  $10.640   $10.582       N/A      N/A       N/A       N/A

Percentage change in AUV                9.15%   -2.58%     8.41%     0.56%    0.55%     5.36%       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 3        6         0         0        0         0       N/A      N/A       N/A       N/A

VP International Fund
---------------------
Beginning AUV                          $1.184   $2.167    $1.854    $1.498   $1.336    $1.174    $0.953   $1.208    $1.723    $2.093
Ending AUV                             $1.568   $1.184    $2.167    $1.854   $1.498    $1.336    $1.174   $0.953    $1.208    $1.723

Percentage change in AUV               32.43%  -45.36%    16.88%    23.77%   12.13%    13.80%    23.19%  -21.11%   -29.89%   -17.67%

Ending number of AUs (000s)               533      681       587       514      431       264       340      217       179       150

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                          $5.833   $9.394   $10.037       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $6.932   $5.833    $9.394       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               18.84%  -37.91%    -6.41%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 0        2         0       N/A      N/A       N/A       N/A      N/A       N/A       N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                          $6.697  $11.560   $10.019       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $8.917   $6.697   $11.560       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               33.15%  -42.07%    15.38%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 0        0         0       N/A      N/A       N/A       N/A      N/A       N/A       N/A

VP Value Fund
-------------
Beginning AUV                          $1.701   $2.347    $2.499    $2.127   $2.045    $1.807    $1.415   $1.636    $1.465    $1.252
Ending AUV                             $2.019   $1.701    $2.347    $2.499   $2.127    $2.045    $1.807   $1.415    $1.636    $1.465

Percentage change in AUV               18.69%  -27.52%    -6.08%    17.49%    4.01%    13.17%    27.70%  -13.51%    11.67%    17.00%

Ending number of AUs (000s)               333      351       435       483      538       598       560      667       622       301

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                          $6.304  $12.395    $9.971       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $7.644   $6.304   $12.395       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               21.26%  -49.14%    24.31%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 8       11        40       N/A      N/A       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                          $9.532  $10.696   $10.998   $10.459  $10.056       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.363   $9.532   $10.696   $10.998  $10.459       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV                8.72%  -10.88%    -2.75%     5.15%    4.01%       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 3        2         0         0        0       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus Small Cap Stock Index Portfolio (inception date May 1, 2005)
--------------------------------------------------------------------
Beginning AUV                          $8.780  $12.838   $13.053   $11.523  $10.131       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.868   $8.780   $12.838   $13.053  $11.523       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               23.78%  -31.61%    -1.65%    13.28%   13.74%       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 8        1         1         2        1       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                          $1.418   $2.185    $2.048    $1.894   $1.846    $1.756    $1.408   $2.001    $2.610    $2.964
Ending AUV                             $1.879   $1.418    $2.185    $2.048   $1.894    $1.846    $1.756   $1.408    $2.001    $2.610

Percentage change in AUV               32.51%  -35.10%     6.69%     8.13%    2.60%     5.13%    24.72%  -29.64%   -23.33%   -11.93%

Ending number of AUs (000s)               961    1,046     1,196     1,238    1,423     1,705     1,702    1,648     1,926     1,946

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND:
Beginning AUV                          $1.803   $2.898    $2.781    $2.432   $2.346    $2.142    $1.686   $2.193    $2.522    $2.808
Ending AUV                             $2.256   $1.803    $2.898    $2.781   $2.432    $2.346    $2.142   $1.686    $2.193    $2.522

Percentage change in AUV               25.12%  -37.78%     4.21%    14.35%    3.67%     9.52%    27.05%  -23.12%   -13.05%   -10.20%

Ending number of AUs (000s)             3,103    3,380     3,772     4,409    4,901      5282      5751     6282      8337      8841

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                          $1.174   $1.892    $1.835    $1.512   $1.365    $1.148    $0.851   $0.979    $1.139    $1.195
Ending AUV                             $1.522   $1.174    $1.892    $1.835   $1.512    $1.365    $1.148   $0.851    $0.979    $1.139

Percentage change in AUV               29.64%  -37.95%     3.11%    21.36%   10.77%    18.90%    34.90%  -13.07%   -14.05%    -4.68%

Ending number of AUs (000s)               107      110       151       181      248       213       165       87        53        34

------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                          $1.304   $1.655    $1.607    $1.404   $1.334    $1.226    $1.026   $1.363    $1.595    $1.770
Ending AUV                             $1.657   $1.304    $1.655    $1.607   $1.404    $1.334    $1.226   $1.026    $1.363    $1.595

Percentage change in AUV               27.07%  -21.21%     2.99%    14.46%    5.25%     8.81%    19.49%  -24.72%   -14.55%    -9.88%

Ending number of AUs (000s)               167      150       120       206      253       259       261      275       318       317

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:  (continued)
High Income Bond Fund II
------------------------
Beginning AUV                          $1.411   $1.926    $1.881    $1.714   $1.687    $1.542    $1.275   $1.270    $1.265    $1.405
Ending AUV                             $2.135   $1.411    $1.926    $1.881   $1.714    $1.687    $1.542   $1.275    $1.270    $1.265

Percentage change in AUV               51.31%  -26.74%     2.39%     9.74%    1.60%     9.40%    20.94%    0.39%     0.40%    -9.96%

Ending number of AUs (000s)               242      188       219       193      169       207       256      281       455       411

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                          $7.228  $12.569   $10.525    $9.935      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $9.240   $7.228   $12.569   $10.525      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               27.84%  -42.49%    19.42%     5.94%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                30       25        23         0      N/A       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)
---------------------------------------------
Beginning AUV                          $0.792   $1.664    $1.658    $1.483   $1.421    $1.295    $1.000      N/A       N/A       N/A
Ending AUV                             $1.159   $0.792    $1.664    $1.658   $1.483    $1.421    $1.295      N/A       N/A       N/A

Percentage change in AUV               46.34%  -52.40%     0.36%    11.80%    4.36%     9.73%    29.50%      N/A       N/A       N/A

Ending Number of AUs (000s)                95       91        81        61       51        57        20      N/A       N/A       N/A

Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                          $8.062  $11.656   $10.890   $10.044      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.240   $8.062   $11.656   $10.890      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               27.02%  -30.83%     7.03%     8.42%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 7        5         7         5      N/A       N/A       N/A      N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                          $0.422   $1.052    $1.366    $1.185   $1.130    $1.050    $0.819   $0.971    $1.008       N/A
Ending AUV                             $0.533   $0.422    $1.052    $1.366   $1.185    $1.130    $1.050   $0.819    $0.971       N/A

Percentage change in AUV               26.30%  -59.89%   -22.99%    15.27%    4.87%     7.62%    28.21%  -15.65%    -3.67%       N/A

Ending number of AUs (000s)                 1        5         5         1        2         2         6        5         1       N/A

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                          $0.902   $1.276    $1.153    $1.106   $1.033    $0.970    $0.767   $1.025    $1.005       N/A
Ending AUV                             $1.140   $0.902    $1.276    $1.153   $1.106    $1.033    $0.970   $0.767    $1.025       N/A

Percentage change in AUV               26.39%  -29.31%    10.67%     4.25%    7.07%     6.49%    26.47%  -25.17%     1.99%       N/A

Ending number of AUs (000s)                42       68        58        99      118       162        83       31         5       N/A

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                          $1.623   $2.963    $3.168    $2.244   $1.984    $1.467    $1.068   $1.014    $1.003       N/A
Ending AUV                             $2.114   $1.623    $2.963    $3.168   $2.244    $1.984    $1.467   $1.068    $1.014       N/A

Percentage change in AUV               30.25%  -45.22%    -6.47%    41.18%   13.10%    35.24%    37.36%    5.33%     1.10%       N/A

Ending number of AUs (000s)               340      333       454       616      429       316       137       84         0       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
INVESCO  VARIABLE INSURANCE FUNDS:  (continued)
High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                          $8.876  $12.066   $12.038   $10.980  $10.797    $9.966       N/A      N/A       N/A       N/A
Ending AUV                            $13.423   $8.876   $12.066   $12.038  $10.980   $10.797       N/A      N/A       N/A       N/A

Percentage change in AUV               51.23%  -26.44%     0.23%     9.64%    1.69%     8.34%       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 2        3         4         4        4         3       N/A      N/A       N/A       N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                          $1.247   $1.766    $1.632    $1.485   $1.398    $1.244    $0.996      N/A       N/A       N/A
Ending AUV                             $1.603   $1.247    $1.766    $1.632   $1.485    $1.398    $1.244      N/A       N/A       N/A

Percentage change in AUV               28.55%  -29.39%     8.21%     9.90%    6.22%    12.38%    24.90%      N/A       N/A       N/A

Ending Number of AUs (000s)                43       36        22        18       11         9         2      N/A       N/A       N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                          $0.369   $0.671    $0.630    $0.576   $0.569    $0.549    $0.382   $0.726    $1.025       N/A
Ending AUV                             $0.575   $0.369    $0.671    $0.630   $0.576    $0.569    $0.549   $0.382    $0.726       N/A

Percentage change in AUV               55.83%  -45.01%     6.51%     9.38%    1.23%     3.64%    43.72%  -47.38%   -29.17%       N/A

Ending number of AUs (000s)                47       61        40       125       20       106        33        1         0       N/A

------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                          $8.681  $10.419    $9.993       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.820   $8.681   $10.419       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               24.64%  -16.68%     4.26%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                27       17        30       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Enterprise Portfolio
--------------------
Beginning AUV                          $1.744   $3.131    $2.591    $2.304   $2.072    $1.733    $1.296   $1.816    $3.030    $4.489
Ending AUV                             $2.501   $1.744    $3.131    $2.591   $2.304    $2.072    $1.733   $1.296    $1.816    $3.030

Percentage change in AUV               43.41%  -44.30%    20.84%    12.46%   11.20%    19.56%    33.72%  -28.63%   -40.07%   -32.49%

Ending number of AUs (000s)             1,849    1,992     2,144     2,278    2,576     3,092     3,247    3,594     4,024     3,896

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                          $7.027  $12.710   $10.000       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.181   $7.027   $12.710       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               44.88%  -44.71%    27.10%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                43       43        37       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Janus Portfolio
---------------
Beginning AUV                          $1.530   $2.564    $2.250    $2.040   $1.976    $1.909    $1.464   $2.013    $2.701    $3.193
Ending AUV                             $2.065   $1.530    $2.564    $2.250   $2.040    $1.976    $1.909   $1.464    $2.013    $2.701

Percentage change in AUV               34.97%  -40.33%    13.96%    10.29%    3.24%     3.51%    30.40%  -27.27%   -25.47%   -15.40%

Ending number of AUs (000s)             1,828    2,015     2,097     2,297    2,553     2,989     3,284    3,349     4,140     4,538
------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:  (continued)
Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------
Beginning AUV                          $1.958   $4.131    $3.252    $2.234   $1.706    $1.448    $1.014      N/A       N/A       N/A
Ending AUV                             $3.481   $1.958    $4.131    $3.252   $2.234    $1.706    $1.448      N/A       N/A       N/A

Percentage change in AUV               77.78%  -52.60%    27.03%    45.57%   30.95%    17.82%    42.80%      N/A       N/A       N/A

Ending Number of AUs (000s)               452      516       829       743      272       115        28      N/A       N/A       N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                          $7.102   $9.931   $10.005       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $9.400   $7.102    $9.931       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               32.36%  -28.49%    -0.74%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 3        2         0       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Worldwide Portfolio
-------------------
Beginning AUV                          $1.711   $3.125    $2.879    $2.460   $2.347    $2.262    $1.843   $2.499    $3.254    $3.898
Ending AUV                             $2.334   $1.711    $3.125    $2.879   $2.460    $2.347    $2.262   $1.843    $2.499    $3.254

Percentage change in AUV               36.41%  -45.25%     8.54%    17.03%    4.81%     3.76%    22.73%  -26.25%   -23.20%   -16.52%

Ending number of AUs (000s)             2,612    2,873     3,255     3,370    3,974     4,822     5,528    6,526     8,496     9,425

------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Portfolio (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                         $15.242  $30.025   $22.751   $17.684  $12.687    $9.817       N/A      N/A       N/A       N/A
Ending AUV                            $25.631  $15.242   $30.025   $22.751  $17.684   $12.687       N/A      N/A       N/A       N/A

Percentage change in AUV               68.16%  -49.24%    31.97%    28.65%   39.39%    29.24%       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                58       61        56        27       24         3       N/A      N/A       N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                         $10.291  $16.504   $15.048   $12.404  $11.323    $9.932       N/A      N/A       N/A       N/A
Ending AUV                            $12.375  $10.291   $16.504   $15.048  $12.404   $11.323       N/A      N/A       N/A       N/A

Percentage change in AUV               20.25%  -37.65%     9.68%    21.32%    9.55%    14.01%       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 7        8         8         5        6         0       N/A      N/A       N/A       N/A

US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                          $1.082   $1.720    $1.872    $1.629   $1.582    $1.391    $1.024   $1.256    $1.070    $0.893
Ending AUV                             $1.635   $1.082    $1.720    $1.872   $1.629    $1.582    $1.391   $1.024    $1.256    $1.070

Percentage change in AUV               51.11%  -37.09%    -8.12%    14.92%    2.97%    13.73%    35.84%  -18.47%    17.38%    19.87%

Ending number of AUs (000s)               258      184       148       201      211       341       289      303       125        10

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                          $0.865   $1.350    $1.377    $1.184   $1.157    $1.045    $0.851   $1.027    $1.121    $1.133
Ending AUV                             $1.086   $0.865    $1.350    $1.377   $1.184    $1.157    $1.045   $0.851    $1.027    $1.121

Percentage change in AUV               25.55%  -35.93%    -1.96%    16.30%    2.33%    10.72%    22.80%  -17.14%    -8.39%    -1.07%

Ending number of AUs (000s)                71       66        61        52       55        78        40       37        46        17

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                          $5.654   $9.583    $9.899       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $7.533   $5.654    $9.583       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               33.23%  -41.00%    -3.19%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 2        1         1       N/A      N/A       N/A       N/A      N/A       N/A       N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
---------------------------------------------------------------------------
Beginning AUV                          $6.458  $10.039    $9.952       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $7.859   $6.458   $10.039       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               21.69%  -35.67%     0.87%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 0        1         0       N/A      N/A       N/A       N/A      N/A       N/A       N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------------------
Beginning AUV                          $5.980   $9.523    $9.903       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $7.658   $5.980    $9.523       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               28.06%  -37.20%    -3.84%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 1        0         1       N/A      N/A       N/A       N/A      N/A       N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                          $6.176   $9.948    $9.896       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $8.706   $6.176    $9.948       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               40.97%  -37.92%     0.53%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 0        0         0       N/A      N/A       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
---------------------------------------------------------------------------
Beginning AUV                          $7.852  $11.466   $11.589   $10.580  $10.010       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $12.093   $7.852   $11.466   $11.589  $10.580       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               54.01%  -31.52%    -1.06%     9.54%    5.69%       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 2        0         0         0        0       N/A       N/A      N/A       N/A       N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
-------------------------------------------------------------------
Beginning AUV                          $9.311  $11.336   $11.226   $10.796  $10.642    $9.999       N/A      N/A       N/A       N/A
Ending AUV                            $11.230   $9.311   $11.336   $11.226  $10.796   $10.642       N/A      N/A       N/A       N/A

Percentage change in AUV               20.61%  -17.86%     0.98%     3.98%    1.45%     6.43%       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 5        3         3         2        1         0       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. :
Capital Structure Portfolio (inception date May 1, 2003)
--------------------------------------------------------
Beginning AUV                          $1.228   $1.681    $1.646    $1.451   $1.412    $1.225    $1.000      N/A       N/A       N/A
Ending AUV                             $1.501   $1.228    $1.681    $1.646   $1.451    $1.412    $1.225      N/A       N/A       N/A

Percentage change in AUV               22.23%  -26.95%     2.13%    13.44%    2.76%    15.27%    22.50%      N/A       N/A       N/A

Ending Number of AUs (000s)                49       68       193       138      117        59        19      N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. :  (continued)
Growth and Income Portfolio
---------------------------
Beginning AUV                          $1.107   $1.758    $1.717    $1.479   $1.447    $1.297    $1.000   $1.232    $1.335    $1.164
Ending AUV                             $1.303   $1.107    $1.758    $1.717   $1.479    $1.447    $1.297   $1.000    $1.232    $1.335

Percentage change in AUV               17.71%  -37.03%     2.39%    16.09%    2.21%    11.57%    29.70%  -18.83%    -7.72%    14.67%

Ending number of AUs (000s)               504      533       576       741      780       903       797      676       314        39

------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                          $0.767   $1.368    $1.128    $0.993   $0.882    $0.766    $0.604   $0.863    $1.008       N/A
Ending AUV                             $0.999   $0.767    $1.368    $1.128   $0.993    $0.882    $0.766   $0.604    $0.863       N/A

Percentage change in AUV               30.25%  -43.93%    21.28%    13.60%   12.59%    15.14%    26.82%  -30.01%   -14.38%       N/A

Ending number of AUs (000s)                62       58        77        46       41        20         1        1         0       N/A

Partners Portfolio
------------------
Beginning AUV                          $1.025   $2.175    $2.009    $1.808   $1.547    $1.313    $0.982   $1.307    $1.359    $1.363
Ending AUV                             $1.584   $1.025    $2.175    $2.009   $1.808    $1.547    $1.313   $0.982    $1.307    $1.359

Percentage change in AUV               54.54%  -52.87%     8.26%    11.12%   16.87%    17.82%    33.71%  -24.87%    -3.83%    -0.33%

Ending number of AUs (000s)               169      196       225       259      302       222       212      229       428       413

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                          $0.767   $1.368    $1.128    $0.993   $0.882    $0.766    $0.604   $0.863    $1.008       N/A
Ending AUV                             $0.999   $0.767    $1.368    $1.128   $0.993    $0.882    $0.766   $0.604    $0.863       N/A

Percentage change in AUV               30.25%  -43.93%    21.28%    13.60%   12.59%    15.14%    26.82%  -30.01%   -14.38%       N/A

Ending number of AUs (000s)                62       58        77        46       41        20         1        1         0       N/A

Partners Portfolio
------------------
Beginning AUV                          $1.025   $2.175    $2.009    $1.808   $1.547    $1.313    $0.982   $1.307    $1.359    $1.363
Ending AUV                             $1.584   $1.025    $2.175    $2.009   $1.808    $1.547    $1.313   $0.982    $1.307    $1.359

Percentage change in AUV               54.54%  -52.87%     8.26%    11.12%   16.87%    17.82%    33.71%  -24.87%    -3.83%    -0.33%

Ending number of AUs (000s)               169      196       225       259      302       222       212      229       428       413

Regency Portfolio (inception date May 1, 2003)
----------------------------------------------
Beginning AUV                          $1.060   $1.976    $1.932    $1.755   $1.583    $1.307    $1.001      N/A       N/A       N/A
Ending AUV                             $1.538   $1.060    $1.976    $1.932   $1.755    $1.583    $1.307      N/A       N/A       N/A

Percentage change in AUV               45.09%  -46.36%     2.28%    10.09%   10.87%    21.12%    30.57%      N/A       N/A       N/A

Ending Number of AUs (000s)                49       92        63        88       87        58        10      N/A       N/A       N/A

Short Duration Bond Portfolio
-----------------------------
Beginning AUV                          $1.202   $1.402    $1.352    $1.310   $1.305    $1.308    $1.290   $1.237    $1.148    $1.086
Ending AUV                             $1.348   $1.202    $1.402    $1.352   $1.310    $1.305    $1.308   $1.290    $1.237    $1.148

Percentage change in AUV               12.15%  -14.27%     3.70%     3.21%    0.38%    -0.23%     1.40%    4.28%     7.75%     5.70%

Ending Number of AUs (000s)                94       43       104       125       89       105       116       97        63       450

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                          $0.881   $1.471    $1.479    $1.419   $1.393    $1.257    $1.004      N/A       N/A       N/A
Ending AUV                             $1.071   $0.881    $1.471    $1.479   $1.419    $1.393    $1.257      N/A       N/A       N/A

Percentage change in AUV               21.57%  -40.11%    -0.54%     4.23%    1.87%    10.82%    25.20%      N/A       N/A       N/A

Ending Number of AUs (000s)                 8        7        11         5        5        11         2      N/A       N/A       N/A

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                          $8.615  $14.370   $13.488   $11.982  $11.325   $10.015       N/A      N/A       N/A       N/A
Ending AUV                            $11.210   $8.615   $14.370   $13.488  $11.982   $11.325       N/A      N/A       N/A       N/A

Percentage change in AUV               30.12%  -40.05%     6.54%    12.57%    5.80%    13.08%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 1        0         0         0        1         0       N/A      N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                          $7.465   $9.814   $10.028       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $9.005   $7.465    $9.814       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               20.63%  -23.94%    -2.13%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)               794      933     1,075       N/A      N/A       N/A       N/A      N/A       N/A       N/A

JNF Equity Portfolio - Non Qualified (inception date May 1, 2007)
-----------------------------------------------------------------
Beginning AUV                          $5.125   $8.987   $10.013       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $6.865   $5.125    $8.987       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               33.95%  -42.97%   -10.25%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)             8,149    8,830    10,378       N/A      N/A       N/A       N/A      N/A       N/A       N/A

JNF Equity Portfolio - Qualified (inception date May 1, 2007)
-------------------------------------------------------------
Beginning AUV                          $5.125   $8.987   $10.013       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $6.865   $5.125    $8.987       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               33.95%  -42.97%   -10.25%       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)               225      246       264       N/A      N/A       N/A       N/A      N/A       N/A       N/A

JNF Money Market Bond Portfolio - (inception date May 1, 2008)
--------------------------------------------------------------
Beginning AUV                         $10.100  $10.000       N/A       N/A      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.024  $10.100       N/A       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               -0.75%    1.00%       N/A       N/A      N/A       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)               639      807       N/A       N/A      N/A       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                          $9.302  $11.165   $10.411    $9.973      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.196   $9.302   $11.165   $10.411      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               20.36%  -16.69%     7.24%     4.39%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 8       18         0         0      N/A       N/A       N/A      N/A       N/A       N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                          $6.478  $11.641    $9.541   $10.105      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $9.077   $6.478   $11.641    $9.541      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               40.12%  -44.35%    22.01%    -5.58%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 4        7         0         1      N/A       N/A       N/A      N/A       N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                          $9.533  $11.272   $10.761    $9.978      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $12.318   $9.533   $11.272   $10.761      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               29.21%  -15.43%     4.75%     7.85%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 3        1         1         0      N/A       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:  (continued)
Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                         $10.172  $10.527   $10.261   $10.010      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.642  $10.172   $10.527   $10.261      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               14.45%   -3.37%     2.59%     2.51%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        0         0         0      N/A       N/A       N/A      N/A       N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                         $10.864  $11.068   $10.189   $10.000      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $12.567  $10.864   $11.068   $10.189      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               15.68%   -1.84%     8.63%     1.89%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 2        6         0         0      N/A       N/A       N/A      N/A       N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                          $8.192  $10.818   $10.558    $9.989      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.377   $8.192   $10.818   $10.558      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               38.88%  -24.27%     2.46%     5.70%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 3        3         0         1      N/A       N/A       N/A      N/A       N/A       N/A

Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                         $12.524  $10.785    $9.925   $10.047      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.855  $12.524   $10.785    $9.925      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               -5.34%   16.12%     8.66%    -1.21%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 4       24         5         0      N/A       N/A       N/A      N/A       N/A       N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                         $10.517  $10.668   $10.036   $10.011      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.800  $10.517   $10.668   $10.036      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               12.20%   -1.42%     6.30%     0.25%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 5        0         0         0      N/A       N/A       N/A      N/A       N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                          $1.155   $1.255    $1.146    $1.149   $1.137    $1.054    $1.004      N/A       N/A       N/A
Ending AUV                             $1.354   $1.155    $1.255    $1.146   $1.149    $1.137    $1.054      N/A       N/A       N/A

Percentage change in AUV               17.23%   -7.97%     9.51%    -0.26%    1.06%     7.87%     4.98%      N/A       N/A       N/A

Ending Number of AUs (000s)               456      310       178       145      142       134         3      N/A       N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                         $10.738  $10.881   $10.518   $10.188  $10.038   $10.000       N/A      N/A       N/A       N/A
Ending AUV                            $11.460  $10.738   $10.881   $10.518  $10.188   $10.038       N/A      N/A       N/A       N/A

Percentage change in AUV                6.72%   -1.31%     3.45%     3.24%    1.49%     0.38%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 7        3        12         8        9         3       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:  (continued)
Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                          $1.226   $1.182    $1.098    $1.068   $1.053    $1.014    $1.001      N/A       N/A       N/A
Ending AUV                             $1.384   $1.226    $1.182    $1.098   $1.068    $1.053    $1.014      N/A       N/A       N/A

Percentage change in AUV               12.89%    3.72%     7.65%     2.81%    1.42%     3.85%     1.30%      N/A       N/A       N/A

Ending Number of AUs (000s)               566      313       276       167      118        77         5      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:
Cullen Value Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                          $7.273  $10.889   $10.338    $9.935      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $8.333   $7.273   $10.889   $10.338      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               14.57%  -33.21%     5.33%     4.06%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        0         0         0      N/A       N/A       N/A      N/A       N/A       N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                          $6.492  $15.726   $11.151   $10.036      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.184   $6.492   $15.726   $11.151      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               72.27%  -58.72%    41.03%    11.11%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                33       33        50         5      N/A       N/A       N/A      N/A       N/A       N/A

Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                          $0.919   $1.336    $1.342    $1.110   $1.063    $0.925    $0.764   $0.919    $0.986       N/A
Ending AUV                             $1.037   $0.919    $1.336    $1.342   $1.110    $1.063    $0.925   $0.764    $0.919       N/A

Percentage change in AUV               12.84%  -31.21%    -0.45%    20.90%    4.42%    14.92%    21.07%  -16.87%    -6.80%       N/A

Ending number of AUs (000s)               256      273       265       169      126       125       267      181       308       N/A

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                          $0.769   $1.184    $1.141    $0.990   $0.944    $0.860    $0.704   $0.880    $0.984       N/A
Ending AUV                             $0.951   $0.769    $1.184    $1.141   $0.990    $0.944    $0.860   $0.704    $0.880       N/A

Percentage change in AUV               23.67%  -35.05%     3.77%    15.25%    4.87%     9.77%    22.16%  -20.00%   -10.57%       N/A

Ending number of AUs (000s)               132      103        16        18       83        87       108       97        88       N/A

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                          $7.476  $11.733   $11.223   $10.473  $10.003       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.845   $7.476   $11.733   $11.223  $10.473       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               58.44%  -36.28%     4.54%     7.16%    4.70%       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 6        9         8         5        3       N/A       N/A      N/A       N/A       N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                          $8.312  $12.675   $12.153   $10.934  $10.058       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.309   $8.312   $12.675   $12.153  $10.934       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               24.03%  -34.42%     4.30%    11.15%    8.71%       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                 3        1         1         0        0       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:  (continued)
Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                          $9.284  $10.620   $10.104   $10.020      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.880   $9.284   $10.620   $10.104      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               27.96%  -12.58%     5.11%     0.84%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 2        0         0         0      N/A       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                          $1.277   $2.274    $2.209    $1.843   $1.668    $1.480    $1.005      N/A       N/A       N/A
Ending AUV                             $1.998   $1.277    $2.274    $2.209   $1.843    $1.668    $1.480      N/A       N/A       N/A

Percentage change in AUV               56.46%  -43.84%     2.94%    19.86%   10.49%    12.70%    47.26%      N/A       N/A       N/A

Ending Number of AUs (000s)               209      219       309       301      164       247       112      N/A       N/A       N/A

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                          $1.484   $2.059    $2.125    $1.857   $1.728    $1.397    $0.998      N/A       N/A       N/A
Ending AUV                             $1.987   $1.484    $2.059    $2.125   $1.857    $1.728    $1.397      N/A       N/A       N/A

Percentage change in AUV               33.89%  -27.93%    -3.11%    14.43%    7.47%    23.69%    39.98%      N/A       N/A       N/A

Ending Number of AUs (000s)               192      218       221       246      344       325        99      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                          $7.973  $14.152   $12.565   $11.297  $10.041       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.005   $7.973   $14.152   $12.565  $11.297       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               38.03%  -43.66%    12.63%    11.22%   12.51%       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        4         0         0        0       N/A       N/A      N/A       N/A       N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                          $8.245  $11.910   $11.325   $10.555  $10.028       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $10.007   $8.245   $11.910   $11.325  $10.555       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               21.37%  -30.77%     5.17%     7.30%    5.26%       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        0         0         0        0       N/A       N/A      N/A       N/A       N/A

All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
--------------------------------------------------------------------
Beginning AUV                          $8.058  $10.859   $10.281    $9.908      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $9.444   $8.058   $10.859   $10.281      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               17.20%  -25.79%     5.62%     3.76%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        0         0         0      N/A       N/A       N/A      N/A       N/A       N/A

All-Asset Conservative Strategy Fund (inception date November 1, 2006)
----------------------------------------------------------------------
Beginning AUV                          $9.416  $10.667   $10.122    $9.984      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $9.795   $9.416   $10.667   $10.122      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV                4.03%  -11.73%     5.38%     1.38%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        0         0         0      N/A       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  (continued)
All-Asset Moderate Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------
Beginning AUV                          $8.840  $10.833   $10.269    $9.952      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $9.784   $8.840   $10.833   $10.269      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               10.68%  -18.40%     5.49%     3.19%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 6        0         0         0      N/A       N/A       N/A      N/A       N/A       N/A

All-Cap Opportunity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                          $1.216   $2.072    $1.705    $1.546   $1.374    $1.253    $1.002      N/A       N/A       N/A
Ending AUV                             $1.532   $1.216    $2.072    $1.705   $1.546    $1.374    $1.253      N/A       N/A       N/A

Percentage change in AUV               25.99%  -41.31%    21.52%    10.28%   12.52%     9.66%    25.05%      N/A       N/A       N/A

Ending Number of AUs (000s)                38       72        52         8        1        12         4      N/A       N/A       N/A

Banking Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                          $5.175   $8.885   $12.308   $11.174  $11.607   $10.096       N/A      N/A       N/A       N/A
Ending AUV                             $4.948   $5.175    $8.885   $12.308  $11.174   $11.607       N/A      N/A       N/A       N/A

Percentage change in AUV               -4.39%  -41.76%   -27.81%    10.15%   -3.73%    14.97%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 2       10         3         1        0         0       N/A      N/A       N/A       N/A

Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                         $11.088  $20.512   $15.466   $12.773  $12.401    $9.969       N/A      N/A       N/A       N/A
Ending AUV                            $17.066  $11.088   $20.512   $15.466  $12.773   $12.401       N/A      N/A       N/A       N/A

Percentage change in AUV               53.91%  -45.94%    32.63%    21.08%    3.00%    24.40%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                14       17        23         7        2         0       N/A      N/A       N/A       N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                          $8.781  $10.054    $9.727   $10.162   $9.275    $9.796       N/A      N/A       N/A       N/A
Ending AUV                            $10.288   $8.781   $10.054    $9.727  $10.162    $9.275       N/A      N/A       N/A       N/A

Percentage change in AUV               17.16%  -12.66%     3.36%    -4.28%    9.56%    -5.32%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 4        8         3         3        3         1       N/A      N/A       N/A       N/A

Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------
Beginning AUV                          $5.132  $10.170    $7.841    $9.643  $10.048       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $5.669   $5.132   $10.170    $7.841   $9.643       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               10.46%  -49.54%    29.70%   -18.69%   -4.03%       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 9        8         1         1        0       N/A       N/A      N/A       N/A       N/A

Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                          $9.974  $13.151   $11.959   $10.286  $10.431   $10.097       N/A      N/A       N/A       N/A
Ending AUV                            $11.763   $9.974   $13.151   $11.959  $10.286   $10.431       N/A      N/A       N/A       N/A

Percentage change in AUV               17.94%  -24.16%     9.97%    16.26%   -1.39%     3.31%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 3        2         2         7        2         0       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  (continued)
Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                          $5.523  $14.572   $13.610   $10.530  $11.057    $9.918       N/A      N/A       N/A       N/A
Ending AUV                             $7.484   $5.523   $14.572   $13.610  $10.530   $11.057       N/A      N/A       N/A       N/A

Percentage change in AUV               35.51%  -62.10%     7.07%    29.25%   -4.77%    11.48%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 2       18         3         2        4         0       N/A      N/A       N/A       N/A

Electronics Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                          $4.538   $9.189    $9.519    $9.382   $9.122    $9.741       N/A      N/A       N/A       N/A
Ending AUV                             $7.721   $4.538    $9.189    $9.519   $9.382    $9.122       N/A      N/A       N/A       N/A

Percentage change in AUV               70.14%  -50.61%    -3.47%     1.46%    2.85%    -6.35%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                16        0         6         1        1         0       N/A      N/A       N/A       N/A

Energy Fund (inception date May 1, 2004)
----------------------------------------
Beginning AUV                         $12.989  $24.313   $18.435   $16.636  $12.128   $10.225       N/A      N/A       N/A       N/A
Ending AUV                            $17.811  $12.989   $24.313   $18.435  $16.636   $12.128       N/A      N/A       N/A       N/A

Percentage change in AUV               37.12%  -46.58%    31.89%    10.81%   37.17%    18.61%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                29       33        35        31       52        15       N/A      N/A       N/A       N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                         $11.138  $26.535   $19.550   $17.793  $12.118   $10.174       N/A      N/A       N/A       N/A
Ending AUV                            $17.910  $11.138   $26.535   $19.550  $17.793   $12.118       N/A      N/A       N/A       N/A

Percentage change in AUV               60.80%  -58.03%    35.73%     9.87%   46.83%    19.11%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                49       44        59        31       31         3       N/A      N/A       N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                          $8.152  $18.242   $16.297   $12.710  $12.070   $10.113       N/A      N/A       N/A       N/A
Ending AUV                            $10.948   $8.152   $18.242   $16.297  $12.710   $12.070       N/A      N/A       N/A       N/A

Percentage change in AUV               34.30%  -55.31%    11.93%    28.22%    5.30%    19.35%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 5        5         5         3        2         0       N/A      N/A       N/A       N/A

Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                          $5.625  $10.935   $13.604   $11.771  $11.500   $10.048       N/A      N/A       N/A       N/A
Ending AUV                             $6.665   $5.625   $10.935   $13.604  $11.771   $11.500       N/A      N/A       N/A       N/A

Percentage change in AUV               18.49%  -48.56%   -19.62%    15.57%    2.36%    14.45%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 2        6         0         0        0         0       N/A      N/A       N/A       N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------
Beginning AUV                          $1.659   $1.156    $1.064    $1.110   $1.041    $0.969    $0.998      N/A       N/A       N/A
Ending AUV                             $1.124   $1.659    $1.156    $1.064   $1.110    $1.041    $0.969      N/A       N/A       N/A

Percentage change in AUV              -32.25%   43.51%     8.65%    -4.14%    6.63%     7.43%    -2.91%      N/A       N/A       N/A

Ending Number of AUs (000s)                16      235        84        62       56         2         0      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  (continued)
Health Care Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                          $8.978  $12.069   $11.498   $11.049  $10.086   $10.066       N/A      N/A       N/A       N/A
Ending AUV                            $11.080   $8.978   $12.069   $11.498  $11.049   $10.086       N/A      N/A       N/A       N/A

Percentage change in AUV               23.41%  -25.61%     4.97%     4.06%    9.55%     0.20%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 6        5         9         9        2         1       N/A      N/A       N/A       N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------
Beginning AUV                          $7.096  $13.003   $11.898   $10.955  $11.219    $9.793       N/A      N/A       N/A       N/A
Ending AUV                            $11.652   $7.096   $13.003   $11.898  $10.955   $11.219       N/A      N/A       N/A       N/A

Percentage change in AUV               64.21%  -45.43%     9.29%     8.61%   -2.35%    14.56%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 4        0         0         0        0         0       N/A      N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------
Beginning AUV                          $9.757   $6.127    $6.801    $8.780   $8.726   $10.077       N/A      N/A       N/A       N/A
Ending AUV                             $5.347   $9.757    $6.127    $6.801   $8.780    $8.726       N/A      N/A       N/A       N/A

Percentage change in AUV              -45.20%   59.25%    -9.91%   -22.54%    0.62%   -13.41%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                15       27         0         0        1         0       N/A      N/A       N/A       N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------
Beginning AUV                          $0.572   $0.828    $0.876    $0.818   $0.872    $0.986    $1.000      N/A       N/A       N/A
Ending AUV                             $0.676   $0.572    $0.828    $0.876   $0.818    $0.872    $0.986      N/A       N/A       N/A

Percentage change in AUV               18.18%  -30.92%    -5.48%     7.09%   -6.19%   -11.56%    -1.40%      N/A       N/A       N/A

Ending Number of AUs (000s)                40       13         3         4        5        31         1      N/A       N/A       N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                          $9.790   $7.358    $7.582    $7.963   $8.757    $9.942       N/A      N/A       N/A       N/A
Ending AUV                             $6.274   $9.790    $7.358    $7.582   $7.963    $8.757       N/A      N/A       N/A       N/A

Percentage change in AUV              -35.91%   33.05%    -2.95%    -4.78%   -9.07%   -11.92%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 1        1         0         0        2         0       N/A      N/A       N/A       N/A

Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------
Beginning AUV                         $10.906   $7.442    $8.473    $8.680   $8.657   $10.110       N/A      N/A       N/A       N/A
Ending AUV                             $6.470  $10.906    $7.442    $8.473   $8.680    $8.657       N/A      N/A       N/A       N/A

Percentage change in AUV              -40.67%   46.55%   -12.17%    -2.38%    0.27%   -14.37%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        1         0         6       15         0       N/A      N/A       N/A       N/A

Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
--------------------------------------------------------------------
Beginning AUV                          $9.129   $7.395    $7.089    $8.133   $8.473    $9.964       N/A      N/A       N/A       N/A
Ending AUV                             $6.069   $9.129    $7.395    $7.089   $8.133    $8.473       N/A      N/A       N/A       N/A

Percentage change in AUV              -33.52%   23.45%     4.32%   -12.84%   -4.01%   -14.96%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 1        5         1         5        0         0       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  (continued)
Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                          $0.885   $0.642    $0.643    $0.702   $0.715    $0.804    $0.999      N/A       N/A       N/A
Ending AUV                             $0.635   $0.885    $0.642    $0.643   $0.702    $0.715    $0.804      N/A       N/A       N/A

Percentage change in AUV              -28.25%   37.85%    -0.16%    -8.40%   -1.82%   -11.07%   -19.52%      N/A       N/A       N/A

Ending Number of AUs (000s)                50      128        94        97       95         0         0      N/A       N/A       N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                          $7.483  $11.277   $12.832   $12.328  $10.346    $9.875       N/A      N/A       N/A       N/A
Ending AUV                             $9.163   $7.483   $11.277   $12.832  $12.328   $10.346       N/A      N/A       N/A       N/A

Percentage change in AUV               22.45%  -33.64%   -12.12%     4.09%   19.16%     4.77%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 6        2         2         5       14         3       N/A      N/A       N/A       N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                          $6.402  $12.817   $13.284   $10.867  $11.538   $10.021       N/A      N/A       N/A       N/A
Ending AUV                             $8.744   $6.402   $12.817   $13.284  $10.867   $11.538       N/A      N/A       N/A       N/A

Percentage change in AUV               36.58%  -50.05%    -3.52%    22.24%   -5.82%    15.14%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        1         1         2        0         0       N/A      N/A       N/A       N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                          $1.018   $2.277    $2.220    $2.030   $1.798    $1.486    $1.000      N/A       N/A       N/A
Ending AUV                             $1.536   $1.018    $2.277    $2.220   $2.030    $1.798    $1.486      N/A       N/A       N/A

Percentage change in AUV               50.88%  -55.29%     2.57%     9.36%   12.90%    21.00%    48.60%      N/A       N/A       N/A

Ending Number of AUs (000s)                75       23        25        12       26        41        31      N/A       N/A       N/A

Multi-Cap Core Equity Fund (inception date February 3, 2006)
------------------------------------------------------------
Beginning AUV                          $6.195  $10.253   $10.932    $9.973      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $7.788   $6.195   $10.253   $10.932      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               25.71%  -39.58%    -6.21%     9.62%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        0         0         0      N/A       N/A       N/A      N/A       N/A       N/A

Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                          $8.552  $10.628   $10.338    $9.996      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $8.189   $8.552   $10.628   $10.338      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               -4.24%  -19.53%     2.81%     3.42%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 2        0         0         6      N/A       N/A       N/A      N/A       N/A       N/A

NASDAQ-100(R) Fund (inception date May 1, 2000)
-----------------------------------------------
Beginning AUV                         $10.088  $17.543   $15.040   $14.361  $14.346   $13.252    $9.204  $15.204   $23.690   $39.086
Ending AUV                            $15.182  $10.088   $17.543   $15.040  $14.361   $14.346   $13.252   $9.204   $15.204   $23.690

Percentage change in AUV               50.50%  -42.50%    16.64%     4.73%    0.10%     8.26%    43.98%  -39.46%   -35.82%   -39.39%

Ending number of AUs (000s)                 8        8        14        14       26        30        29       30        25        15

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  (continued)
NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                          $4.167  $15.362   $12.104   $11.658  $12.143    $9.767       N/A      N/A       N/A       N/A
Ending AUV                             $8.986   $4.167   $15.362   $12.104  $11.658   $12.143       N/A      N/A       N/A       N/A

Percentage change in AUV              115.65%  -72.87%    26.92%     3.83%   -3.99%    24.33%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                37        7         8         1        1         0       N/A      N/A       N/A       N/A

Nova Fund (inception date May 1, 2000)
--------------------------------------
Beginning AUV                          $6.267  $13.905   $13.889   $11.762  $11.426   $10.069    $7.307  $11.482   $15.176   $18.407
Ending AUV                             $8.408   $6.267   $13.905   $13.889  $11.762   $11.426   $10.069   $7.307   $11.482   $15.176

Percentage change in AUV               34.16%  -54.93%     0.12%    18.08%    2.94%    13.48%    37.80%  -36.36%   -24.34%   -17.55%

Ending number of AUs (000s)                 2        2         4         6        6         8         3        2         2         1

Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                         $11.899  $19.564   $16.530   $13.749  $11.488    $9.999       N/A      N/A       N/A       N/A
Ending AUV                            $17.582  $11.899   $19.564   $16.530  $13.749   $11.488       N/A      N/A       N/A       N/A

Percentage change in AUV               47.76%  -39.18%    18.35%    20.23%   19.68%    14.89%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                25       53        17        21       20         4       N/A      N/A       N/A       N/A

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                          $8.517  $14.741   $18.410   $14.224  $13.408   $10.092       N/A      N/A       N/A       N/A
Ending AUV                            $10.562   $8.517   $14.741   $18.410  $14.224   $13.408       N/A      N/A       N/A       N/A

Percentage change in AUV               24.01%  -42.22%   -19.93%    29.43%    6.09%    32.86%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                16        3         3         5        3         1       N/A      N/A       N/A       N/A

Retailing Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                          $6.990  $10.530   $12.171   $11.167  $10.693    $9.991       N/A      N/A       N/A       N/A
Ending AUV                             $9.981   $6.990   $10.530   $12.171  $11.167   $10.693       N/A      N/A       N/A       N/A

Percentage change in AUV               42.79%  -33.62%   -13.48%     8.99%    4.43%     7.03%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 1        0         0         1        0         0       N/A      N/A       N/A       N/A

Russell 2000(R) 1.5X Strategy Fund (inception date May 1, 2003)
---------------------------------------------------------------
Beginning AUV                          $1.076   $2.234    $2.420    $2.023   $1.966    $1.586    $1.001      N/A       N/A       N/A
Ending AUV                             $1.420   $1.076    $2.234    $2.420   $2.023    $1.966    $1.586      N/A       N/A       N/A

Percentage change in AUV               31.97%  -51.84%    -7.69%    19.62%    2.90%    23.96%    58.44%      N/A       N/A       N/A

Ending Number of AUs (000s)                34       60        89       122       78       140       139      N/A       N/A       N/A

Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------
Beginning AUV                          $3.007   $8.983   $10.381    $9.620      N/A       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $4.043   $3.007    $8.983   $10.381      N/A       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               34.45%  -66.53%   -13.47%     7.91%      N/A       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                45       22         4         0      N/A       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  (continued)
S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                          $4.587  $14.472   $14.529   $11.863  $11.590   $10.054       N/A      N/A       N/A       N/A
Ending AUV                             $6.647   $4.587   $14.472   $14.529  $11.863   $11.590       N/A      N/A       N/A       N/A

Percentage change in AUV               44.91%  -68.30%    -0.39%    22.47%    2.36%    15.28%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                26       12         1         2        0         0       N/A      N/A       N/A       N/A

S&P 500 Pure Growth Fund (inception date July 15, 2004)
-------------------------------------------------------
Beginning AUV                          $6.837  $11.476   $11.049   $10.588  $10.507    $9.955       N/A      N/A       N/A       N/A
Ending AUV                             $9.966   $6.837   $11.476   $11.049  $10.588   $10.507       N/A      N/A       N/A       N/A

Percentage change in AUV               45.77%  -40.42%     3.86%     4.35%    0.77%     5.54%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                13        1         1         1        1         0       N/A      N/A       N/A       N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------
Beginning AUV                          $6.402  $12.594   $13.443   $11.540  $11.187    $9.964       N/A      N/A       N/A       N/A
Ending AUV                             $9.587   $6.402   $12.594   $13.443  $11.540   $11.187       N/A      N/A       N/A       N/A

Percentage change in AUV               49.75%  -49.17%    -6.32%    16.49%    3.16%    12.27%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                15        5         6        20       10         1       N/A      N/A       N/A       N/A

S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
--------------------------------------------------------------
Beginning AUV                          $8.474  $13.405   $12.485   $12.228  $11.080   $10.057       N/A      N/A       N/A       N/A
Ending AUV                            $13.157   $8.474   $13.405   $12.485  $12.228   $11.080       N/A      N/A       N/A       N/A

Percentage change in AUV               55.26%  -36.78%     7.37%     2.10%   10.36%    10.17%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 6        3         1         0        9         0       N/A      N/A       N/A       N/A

S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
-------------------------------------------------------------
Beginning AUV                          $7.410  $13.279   $14.096   $12.161  $11.339   $10.040       N/A      N/A       N/A       N/A
Ending AUV                            $11.390   $7.410   $13.279   $14.096  $12.161   $11.339       N/A      N/A       N/A       N/A

Percentage change in AUV               53.71%  -44.20%    -5.80%    15.91%    7.25%    12.94%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                10        0         0         1        2         0       N/A      N/A       N/A       N/A

S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
----------------------------------------------------------------
Beginning AUV                          $8.330  $12.810   $12.953   $12.144  $11.550   $10.056       N/A      N/A       N/A       N/A
Ending AUV                            $11.048   $8.330   $12.810   $12.953  $12.144   $11.550       N/A      N/A       N/A       N/A

Percentage change in AUV               32.63%  -34.97%    -1.10%     6.66%    5.14%    14.86%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 3        3         1         2        7         0       N/A      N/A       N/A       N/A

S&P Small-Cap 600 Pure Value Fund (inception date July 15, 2004)
----------------------------------------------------------------
Beginning AUV                          $6.151  $10.997   $13.948   $11.818  $11.517   $10.043       N/A      N/A       N/A       N/A
Ending AUV                             $9.883   $6.151   $10.997   $13.948  $11.818   $11.517       N/A      N/A       N/A       N/A

Percentage change in AUV               60.67%  -44.07%   -21.16%    18.02%    2.61%    14.68%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 8       11        11        15        1         1       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:  (continued)
Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------
Beginning AUV                          $8.450   $8.085    $9.165   $10.358  $10.120       N/A       N/A      N/A       N/A       N/A
Ending AUV                             $7.041   $8.450    $8.085    $9.165  $10.358       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV              -16.67%    4.51%   -11.78%   -11.52%    2.35%       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        1         0         0        0       N/A       N/A      N/A       N/A       N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                          $6.631  $12.270   $11.229   $10.710  $10.491    $9.845       N/A      N/A       N/A       N/A
Ending AUV                            $10.216   $6.631   $12.270   $11.229  $10.710   $10.491       N/A      N/A       N/A       N/A

Percentage change in AUV               54.06%  -45.96%     9.27%     4.85%    2.09%     6.56%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                13        0         1         0        0         0       N/A      N/A       N/A       N/A

Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                          $7.531  $13.915   $12.869   $10.876  $10.858    $9.887       N/A      N/A       N/A       N/A
Ending AUV                             $9.594   $7.531   $13.915   $12.869  $10.876   $10.858       N/A      N/A       N/A       N/A

Percentage change in AUV               27.39%  -45.88%     8.13%    18.32%    0.17%     9.82%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 5        7         7         7        0         0       N/A      N/A       N/A       N/A

Transportation Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                          $9.613  $12.992   $14.382   $13.527  $12.595   $10.023       N/A      N/A       N/A       N/A
Ending AUV                            $11.172   $9.613   $12.992   $14.382  $13.527   $12.595       N/A      N/A       N/A       N/A

Percentage change in AUV               16.22%  -26.01%    -9.66%     6.32%    7.40%    25.66%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 4        1         0         1        0         0       N/A      N/A       N/A       N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------
Beginning AUV                          $1.052   $1.051    $1.022    $0.994   $0.984    $0.991    $1.001   $1.007    $1.000       N/A
Ending AUV                             $1.042   $1.052    $1.051    $1.022   $0.994    $0.984    $0.991   $1.001    $1.007       N/A

Percentage change in AUV               -0.95%    0.10%     2.84%     2.82%    1.02%    -0.71%    -1.00%   -0.60%     0.70%       N/A

Ending number of AUs (000s)               307      265       263       316      456       178        67        1         2       N/A

Utilities Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                         $11.806  $16.934   $15.155   $12.654  $11.560   $10.059       N/A      N/A       N/A       N/A
Ending AUV                            $13.302  $11.806   $16.934   $15.155  $12.654   $11.560       N/A      N/A       N/A       N/A

Percentage change in AUV               12.67%  -30.28%    11.74%    19.76%    9.46%    14.92%       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                13        6         4         4        6         0       N/A      N/A       N/A       N/A

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------
Beginning AUV                         $11.349  $13.062   $11.170    $9.666   $9.880       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.979  $11.349   $13.062   $11.170   $9.666       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV                5.55%  -13.11%    16.94%    15.56%   -2.17%       N/A       N/A      N/A       N/A       N/A

Ending Number of AUs (000s)                 0        0         0         0        0       N/A       N/A      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
Communications and Information Portfolio (inception date May 1, 2000)
---------------------------------------------------------------------
Beginning AUV                          $0.527   $0.837    $0.735    $0.608   $0.571    $0.520    $0.365   $0.578    $0.556    $1.000
Ending AUV                             $0.832   $0.527    $0.837    $0.735   $0.608    $0.571    $0.520   $0.365    $0.578    $0.556

Percentage change in AUV               57.87%  -37.04%    13.88%    20.89%    6.48%     9.81%    42.47%  -36.85%     3.96%   -44.40%

Ending number of AUs (000s)               159      138       146       101      140       212       324      321       301       241

Global Technology Portfolio (inception date May 1, 2000)
--------------------------------------------------------
Beginning AUV                          $0.408   $0.691    $0.605    $0.519   $0.486    $0.473    $0.351   $0.520    $0.675    $1.000
Ending AUV                             $0.654   $0.408    $0.691    $0.605   $0.519    $0.486    $0.473   $0.351    $0.520    $0.675

Percentage change in AUV               60.29%  -40.96%    14.21%    16.57%    6.79%     2.75%    34.76%  -32.50%   -22.96%   -32.50%

Ending number of AUs (000s)                98       91        91       195      220       186       207      220       100        68

------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                          $1.119   $2.006    $2.128    $1.856   $1.636    $1.378    $1.000      N/A       N/A       N/A
Ending AUV                             $1.610   $1.119    $2.006    $2.128   $1.856    $1.636    $1.378      N/A       N/A       N/A

Percentage change in AUV               43.88%  -44.22%    -5.73%    14.66%   13.45%    18.72%    37.80%      N/A       N/A       N/A

Ending Number of AUs (000s)               556      533       445       367      318       254       146      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK VIP TRUST:
Emerging Markets Fund
---------------------
Beginning AUV                          $0.916   $2.627    $1.928    $1.396   $1.068    $0.857    $0.562   $0.584    $0.601    $1.044
Ending AUV                             $1.933   $0.916    $2.627    $1.928   $1.396    $1.068    $0.857   $0.562    $0.584    $0.601

Percentage change in AUV              111.03%  -65.13%    36.26%    38.11%   30.71%    24.62%    52.49%   -3.77%    -2.83%   -42.44%

Ending number of AUs (000s)               685      277       504       361      276       257       206      137       175       179

Global Bond Fund
----------------
Beginning AUV                          $1.740   $1.696    $1.562    $1.481   $1.543    $1.427    $1.221   $1.013    $1.079    $1.070
Ending AUV                             $1.826   $1.740    $1.696    $1.562   $1.481    $1.543    $1.427   $1.221    $1.013    $1.079

Percentage change in AUV                4.94%    2.59%     8.58%     5.47%   -4.02%     8.13%    16.87%   20.53%    -6.12%     0.87%

Ending number of AUs (000s)                71       78       113        85      120       150       196      191        24        52

Global Hard Assets Fund
-----------------------
Beginning AUV                          $2.370   $4.444    $3.088    $2.506   $1.669    $1.359    $0.946   $0.984    $1.110    $1.006
Ending AUV                             $3.697   $2.370    $4.444    $3.088   $2.506    $1.669    $1.359   $0.946    $0.984    $1.110

Percentage change in AUV               55.99%  -46.67%    43.91%    23.22%   50.15%    22.81%    43.66%   -3.86%   -11.35%    10.30%

Ending number of AUs (000s)               231      273       337       291      243       157       222      104       108       200

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                          $0.929   $1.080    $1.049    $0.975   $0.982    $0.995    $1.000      N/A       N/A       N/A
Ending AUV                             $1.048   $0.929    $1.080    $1.049   $0.975    $0.982    $0.995      N/A       N/A       N/A

Percentage change in AUV               12.81%  -13.98%     2.96%     7.59%   -0.71%    -1.31%    -0.50%      N/A       N/A       N/A

Ending Number of AUs (000s)                17        4         5         1        1         1         1      N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------

                                       2009      2008      2007      2006     2005     2004      2003      2002      2001     2000
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                          $8.623  $15.654   $12.927   $11.388   $9.904       N/A       N/A      N/A       N/A       N/A
Ending AUV                            $11.979   $8.623   $15.654   $12.927  $11.388       N/A       N/A      N/A       N/A       N/A

Percentage change in AUV               38.92%  -44.92%    21.10%    13.51%   14.98%       N/A       N/A      N/A       N/A       N/A

Ending number of AUs (000s)                38       36        42        45       49       N/A       N/A      N/A       N/A       N/A

Opportunity Fund
----------------
Beginning AUV                          $1.592   $2.685    $2.543    $2.289   $2.143    $1.831    $1.350   $1.863    $1.954    $1.852
Ending AUV                             $2.329   $1.592    $2.685    $2.543   $2.289    $2.143    $1.831   $1.350    $1.863    $1.954

Percentage change in AUV               46.29%  -40.71%     5.58%    11.10%    6.81%    17.04%    35.63%  -27.54%    -4.66%     5.53%

Ending number of AUs (000s)               400      329       341       317      397       540       431      547       437       187

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   APPENDIX E

       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                               Upon              Upon
State                                                     Premium Payment    Annuitization        Nonqualified       Qualified
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                              X                  2.35%             0.50%

Maine................................................           X                                     2.00%(1)

Nevada...............................................                              X                  3.50%

South Dakota.........................................           X                                     1.25%(2)

Texas ...............................................                              X                  0.04%(3)          0.04%

West Virginia........................................                              X                  1.00%             1.00%

Wyoming..............................................           X                                     1.00%

Commonwealth of Puerto Rico..........................           X                                     1.00%(4)          1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes."

----------

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(4) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

--------------------------------------------------------------------------------

                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy             01/2010

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000

                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

[LOGO] Jefferson National

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account C
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIGRP-SAI-C-0510) dated May 1, 2010 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account C (group annuity) fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________


                                   Sincerely,
________________________________________________________________________________

                                   (Signature)
--------------------------------------------------------------------------------

(C) 2010, Jefferson National Life Insurance Company      JNL-MAXIGRP-PROS-C-0510

                       STATEMENT OF ADDITIONAL INFORMATION

             GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2010

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2010. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

EXPENSE GUARANTEE AGREEMENT                                                  B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-4

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-9

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                          EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invested in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated. Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the "Substitution") of the Northern Lights Variable Trust. A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio. Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.79%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2010 ($6,000 if age 50 or older by the end of 2010), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2010 ($6,000 if age 50 or older by the end of 2010). However, for single filers with modified adjusted gross income in excess of $105,000, but less than $120,000, the amount you may contribute is reduced. For married filing jointly, your contribution limit is reduced if modified gross income is in excess of $167,000, but less than $177,000. For married filing separately, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3.50% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2010.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2009

                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2009

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                   PAGE
Statement of Assets and Liabilities as of December 31, 2009 ..............     2
Statements of Operations and Statements of Changes in Net Assets for the
   Year Ended December 31, 2009 ..........................................     8
Statements of Operations and Statements of Changes in Net Assets for the
   Year Ended December 31, 2008 ..........................................    30
Notes to Financial Statements ............................................    52
Report of Independent Registered Public Accounting Firm ..................    80

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

==================================================================================================================================
                                                                                             SHARES         COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Basic Value Fund ............................................................      18,472.434   $   139,911   $   109,911
         Core Equity Fund ............................................................       2,740.600        65,951        68,296
         Financial Services Fund .....................................................          86.533           447           441
         Global Health Care Fund .....................................................       3,041.032        44,612        48,261
         Global Real Estate Fund .....................................................      59,197.766       892,766       718,660
         High Yield Fund .............................................................      17,975.671        89,607        93,833
         Mid Cap Core Equity Fund ....................................................       6,380.637        74,075        69,103
         Technology Fund .............................................................       2,051.271        26,889        27,056
      The Alger Portfolios:
         Capital Appreciation Portfolio ..............................................      41,332.534     1,568,565     1,897,990
         LargeCap Growth Portfolio ...................................................      28,624.494     1,134,955     1,110,630
         MidCap Growth Portfolio .....................................................      60,977.031       917,596       651,235
         SmallCap Growth Portfolio ...................................................      57,957.568     1,388,348     1,482,555
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .................................................       1,106.347        24,817        16,816
      American Century Variable Portfolios, Inc:
         Balanced Fund ...............................................................      12,525.324        67,029        72,021
         Income & Growth Fund ........................................................      15,969.622       114,085        85,916
         Inflation Protection Fund ...................................................       3,204.327        34,403        34,382
         International Fund ..........................................................     108,092.577     1,027,379       835,556
         Large Company Value Fund ....................................................         248.083         1,525         2,114
         Value Fund ..................................................................     127,256.989       865,216       671,917
         Vista Fund ..................................................................       4,668.637        73,256        61,579
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund .....................................................       1,961.828        31,568        33,960
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .............................................       9,088.120        70,550        88,609
      The Dreyfus Socially Responsible Growth Fund, Inc. .............................      69,569.589     1,718,989     1,826,897
      Dreyfus Stock Index Fund .......................................................     271,168.512     7,995,880     7,134,443
      Dreyfus Variable Investment Fund:
         International Value Portfolio ...............................................      14,917.804       210,831       162,902
      Federated Insurance Series:
         Capital Income Fund II ......................................................      32,420.410       267,135       281,086
         High Income Bond Fund II ....................................................      78,073.653       478,998       520,752
         International Equity Fund II ................................................       5,762.217        96,935        79,288
         Kaufmann Fund II ............................................................      22,186.075       353,931       277,548
         Market Opportunity Fund II ..................................................       2,591.142        25,723        25,523
      Janus Aspen Series:
         Balanced Portfolio ..........................................................      11,052.081       296,256       297,080
         Enterprise Portfolio ........................................................     150,411.378     4,514,781     4,631,166
         Forty Portfolio .............................................................      13,074.349       519,195       439,298
         Global Life Sciences Portfolio ..............................................       1,877.945        19,137        19,212
         Growth and Income Portfolio .................................................      27,058.186       500,648       432,660
         Janus Portfolio .............................................................     178,715.638     3,935,875     3,829,877
         Overseas Portfolio ..........................................................      34,317.677     1,553,050     1,574,839
         Perkins Mid Cap Value Portfolio .............................................       2,272.671        25,689        31,476
         Worldwide Portfolio .........................................................     234,833.321     7,505,246     6,147,936
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ..................................................      77,573.457     1,417,579     1,491,738
         International Equity Portfolio ..............................................       9,076.245       115,049        88,584
         US Small-Mid Cap Equity Portfolio ...........................................      43,534.586       442,777       421,415
         US Strategic Equity Portfolio ...............................................       9,360.069       103,931        76,659
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio .....................................       1,096.037        13,167        14,336
         ClearBridge Equity Income Builder Portfolio .................................         235.000         1,819         2,179
         ClearBridge Fundamental Value Portfolio .....................................         336.699         5,713         5,775
         ClearBridge Large Cap Growth Portfolio ......................................         250.817         3,276         3,695
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ..............................       3,903.757        29,630        29,278
         Western Asset Strategic Bond Portfolio ......................................       6,329.890        54,108        55,703

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==================================================================================================================================
                                                                                             SHARES         COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio ...................................................       6,104.281   $    67,836   $    73,190
         Growth and Income Portfolio .................................................      32,296.037       823,686       657,224
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ....................................................       2,898.420        76,654        61,562
         Partners Portfolio ..........................................................      31,025.456       305,373       304,359
         Regency Portfolio ...........................................................       6,162.454        53,179        75,552
         Short Duration Bond Portfolio ...............................................      11,239.443       124,130       126,106
         Small-Cap Growth Portfolio ..................................................         840.148        10,789         8,612
         Socially Responsive Portfolio ...............................................         734.984         8,569         8,893
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ......................................................     527,543.524     8,130,107     7,311,753
         JNF Equity Portfolio ........................................................   3,564,152.849    69,930,992    58,630,315
         JNF Loomis Sayles Bond Portfolio ............................................           4.306            42            41
         JNF Money Market Portfolio ..................................................   6,429,866.630     6,429,867     6,429,867
      PIMCO Variable Insurance Trust:
         All Asset Portfolio .........................................................       8,262.873        78,167        86,347
         CommodityRealReturn Strategy Portfolio ......................................       4,052.767        35,954        34,854
         Emerging Markets Bond Portfolio .............................................       2,829.374        35,851        35,877
         Foreign Bond US Dollar-Hedged Portfolio .....................................         391.977         3,976         3,779
         Global Bond Unhedged Portfolio ..............................................       2,126.238        29,733        27,045
         High Yield Portfolio ........................................................       4,482.866        31,948        32,636
         Long Term US Government Portfolio ...........................................       4,536.902        52,072        47,365
         Low Duration Portfolio ......................................................       6,023.734        59,961        60,899
         Real Return Portfolio .......................................................      49,635.319       602,518       617,463
         Short-Term Portfolio ........................................................       7,982.900        78,777        80,387
         Total Return Portfolio ......................................................      72,437.294       775,520       783,771
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ......................................................          18.628           175           193
         Emerging Markets Portfolio ..................................................      13,668.243       284,586       368,222
         Equity Income Portfolio .....................................................      15,740.972       355,989       265,236
         Fund Portfolio ..............................................................       6,425.782       113,616       125,882
         High Yield Portfolio ........................................................       7,874.447        78,410        74,887
         Mid Cap Value Portfolio .....................................................       1,887.324        30,159        27,196
         Strategic Income Portfolio ..................................................       2,258.916        21,626        22,724
      Royce Capital Fund:
         Micro-Cap Portfolio .........................................................      43,879.766       428,543       418,174
         Small-Cap Portfolio .........................................................      47,198.382       416,223       409,682
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund .................................................         160.582         3,570         4,819
         All-Asset Conservative Strategy Fund ........................................          63.507         1,307         1,449
         All-Asset Moderate Strategy Fund ............................................       2,404.658        48,934        55,860
         All-Cap Opportunity Fund ....................................................       5,041.512        64,361        58,028
         Banking Fund ................................................................         944.743        11,928        11,828
         Basic Materials Fund ........................................................       8,078.461       205,518       236,052
         Biotechnology Fund ..........................................................       1,660.941        35,703        37,404
         Commodities Strategy Fund ...................................................       3,887.837        48,200        48,909
         Consumer Products Fund ......................................................       1,063.212        34,365        34,288
         Dow 2X Strategy Fund ........................................................         199.807        13,408        13,195
         Electronics Fund ............................................................      10,664.018       118,552       124,982
         Energy Fund .................................................................      19,838.892       490,869       523,151
         Energy Services Fund ........................................................      40,834.723       810,080       896,730
         Europe 1.25X Strategy Fund ..................................................       3,559.654        63,444        59,838
         Financial Services Fund .....................................................         975.674        11,242        13,113
         Government Long Bond 1.2X Strategy Fund .....................................       2,697.799        19,124        17,779
         Health Care Fund ............................................................       2,454.514        51,199        64,922
         Internet Fund ...............................................................       2,961.928        44,860        48,339
         Inverse Dow 2X Strategy Fund ................................................       4,202.267        83,326        82,826
         Inverse Government Long Bond Strategy Fund ..................................       1,682.137        26,981        27,317
         Inverse Mid-Cap Strategy Fund ...............................................         165.531         5,504         5,015
         Inverse NASDAQ-100(R) Strategy Fund .........................................         195.085         3,067         2,926

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==================================================================================================================================
                                                                                             SHARES         COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Inverse Russell 2000(R) Strategy Fund .......................................         310.677   $     9,645   $     8,907
         Inverse S&P 500 Strategy Fund ...............................................         747.050        38,572   $    31,630
         Japan 2X Strategy Fund ......................................................       3,202.571        59,869        59,472
         Leisure Fund ................................................................          61.639         1,647         2,569
         Mid Cap 1.5X Strategy Fund ..................................................       7,685.527        95,710       114,822
         Multi-Hedge Strategies Fund .................................................         615.169        12,376        12,341
         NASDAQ-100(R) Fund ..........................................................       7,339.662        99,779       117,141
         NASDAQ-100(R) 2X Strategy Fund ..............................................      18,540.630       305,754       331,136
         Nova Fund ...................................................................         330.003        26,242        20,184
         Precious Metals Fund ........................................................      32,145.450       453,257       443,285
         Real Estate Fund ............................................................       7,703.676       151,385       165,166
         Retailing Fund ..............................................................         859.551         8,969         9,334
         Russell 2000(R) 1.5X Strategy Fund ..........................................       2,204.308        32,142        48,693
         Russell 2000(R) 2X Strategy Fund ............................................       1,836.944       176,229       183,823
         S&P 500 2X Strategy Fund ....................................................       1,944.288       144,044       174,306
         S&P 500 Pure Growth Fund ....................................................       5,328.084       111,288       129,206
         S&P 500 Pure Value Fund .....................................................       2,089.834       137,602       142,444
         S&P MidCap 400 Pure Growth Fund .............................................       2,824.097        72,772        83,481
         S&P MidCap 400 Pure Value Fund ..............................................       1,763.354       112,226       117,845
         S&P SmallCap 600 Pure Growth Fund ...........................................       1,604.717        38,205        38,224
         S&P SmallCap 600 Pure Value Fund ............................................       1,014.278        92,679        82,684
         Strengthening Dollar 2X Strategy Fund .......................................          98.177         1,030           675
         Technology Fund .............................................................      11,792.153       106,696       129,360
         Telecommunications Fund .....................................................       4,810.057        43,405        47,138
         Transportation Fund .........................................................       3,460.182        43,163        43,875
         U.S. Government Money Market Fund ...........................................     320,121.664       320,122       320,122
         Utilities Fund ..............................................................      10,850.854       175,230       178,062
         Weakening Dollar 2X Strategy Fund ...........................................         138.664         4,020         3,709
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ....................................       6,751.051        93,232       131,915
         Global Technology Portfolio .................................................       3,690.071        42,839        65,094
      Third Avenue Variable Series Trust:
         Value Portfolio .............................................................      66,135.041     1,265,341       894,808
      Van Eck Worldwide Insurance Trust:
         Bond Fund ...................................................................      11,051.525       123,409       129,856
         Emerging Markets Fund .......................................................     117,964.992     1,094,297     1,323,567
         Hard Assets Fund ............................................................      29,239.557       859,417       855,549
         Multi-Manager Alternatives Fund .............................................       1,794.853        16,514        17,320
      Wells Fargo Advantage VT Funds:
         Discovery Fund ..............................................................      29,172.000       481,607       458,000
         Opportunity Fund ............................................................      61,983.091     1,027,109       930,367
----------------------------------------------------------------------------------------------------------------------------------
            Total assets ..........................................................................................   $125,507,159
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

===============================================================================================================================
                                                                                       UNITS        UNIT VALUE        VALUE
-------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      AIM Variable Insurance Funds:
         Basic Value Fund ......................................................      94,833.437   $  1.158992    $     109,911
         Core Equity Fund ......................................................       6,669.609     10.239910           68,296
         Financial Services Fund ...............................................         827.999      0.532825              441
         Global Health Care Fund ...............................................      42,325.551      1.140244           48,261
         Global Real Estate Fund ...............................................     339,924.836      2.114173          718,660
         High Yield Fund .......................................................       2,228.505     13.427201           29,923
         Mid Cap Core Equity Fund ..............................................      43,115.570      1.602733           69,103
         Technology Fund .......................................................      47,076.541      0.574730           27,056
      The Alger Portfolios:
         Capital Appreciation Portfolio ........................................     440,157.515      4.251904    $   1,871,507
         LargeCap Growth Portfolio .............................................     651,345.672      1.705132        1,110,630
         MidCap Growth Portfolio ...............................................     295,136.852      2.206553          651,235
         SmallCap Growth Portfolio .............................................     904,473.208      1.639136        1,482,555
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio ...........................................      16,601.820      1.012930           16,816
      American Century Variable Portfolios, Inc:
         Balanced Fund .........................................................       6,665.292     10.805356           72,021
         Income & Growth Fund ..................................................      82,047.889      1.047148           85,916
         Inflation Protection Fund .............................................       2,787.468     12.334566           34,382
         International Fund ....................................................     532,889.028      1.567974          835,556
         Large Company Value Fund ..............................................         304.946      6.931914            2,114
         Value Fund ............................................................     332,859.559      2.018621          671,917
         Vista Fund ............................................................       8,055.469      7.644428           61,579
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ...............................................       3,276.967     10.363091           33,960
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .......................................       8,152.743     10.868579           88,609
      The Dreyfus Socially Responsible Growth Fund, Inc. .......................     960,759.072      1.878620        1,804,901
      Dreyfus Stock Index Fund .................................................   3,103,327.830      2.255763        7,000,372
      Dreyfus Variable Investment Fund:
         International Value Portfolio .........................................     107,010.155      1.522303          162,902
      Federated Insurance Series:
         Capital Income Fund II ................................................     167,053.527      1.657287          276,856
         High Income Bond Fund II ..............................................     242,113.803      2.135235          516,970
         International Equity Fund II ..........................................      46,379.675      1.709536           79,288
         Kaufmann Fund II ......................................................      30,038.981      9.239587          277,548
         Market Opportunity Fund II ............................................       2,620.261      9.740574           25,523
      Janus Aspen Series:
         Balanced Portfolio ....................................................      27,456.645     10.819978          297,080
         Enterprise Portfolio ..................................................   1,849,104.981      2.501235        4,625,046
         Forty Portfolio .......................................................      43,147.426     10.181328          439,298
         Global Life Sciences Portfolio ........................................       2,010.738      9.554621           19,212
         Growth and Income Portfolio ...........................................     308,377.494      1.403020          432,660
         Janus Portfolio .......................................................   1,827,997.093      2.065404        3,775,553
         Overseas Portfolio ....................................................     452,350.836      3.481454        1,574,839
         Perkins Mid Cap Value Portfolio .......................................       3,348.590      9.399909           31,476
         Worldwide Portfolio ...................................................   2,611,505.045      2.333681        6,094,420
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ............................................      58,161.782     25.630917        1,490,740
         International Equity Portfolio ........................................       7,158.447     12.374797           88,584
         US Small-Mid Cap Equity Portfolio .....................................     257,690.457      1.635352          421,415
         US Strategic Equity Portfolio .........................................      70,555.872      1.086498           76,659
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ...............................       1,903.182      7.532833           14,336
         ClearBridge Equity Income Builder Portfolio ...........................         277.220      7.858841            2,179
         ClearBridge Fundamental Value Portfolio ...............................         754.048      7.658041            5,775
         ClearBridge Large Cap Growth Portfolio ................................         328.817      8.706020            2,863
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ........................       2,421.003     12.093451           29,278
         Western Asset Strategic Bond Portfolio ................................       4,889.094     11.230276           54,906
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio .............................................      48,767.993      1.500780           73,190
         Growth and Income Portfolio ...........................................     504,420.274      1.302929          657,224
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..............................................      61,614.585      0.999150           61,562
         Partners Portfolio ....................................................     169,047.917      1.584067          267,783
         Regency Portfolio .....................................................      49,128.368      1.537841           75,552

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

===============================================================================================================================
                                                                                       UNITS        UNIT VALUE        VALUE
-------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust: (continued)
         Short Term Duration Bond Portfolio ....................................      93,517.994   $   1.348467   $     126,106
         Small-Cap Growth Portfolio ............................................       8,037.014       1.071485           8,612
         Socially Responsive Portfolio .........................................         793.334      11.209891           8,893
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ................................................     794,082.698       9.005234       7,150,901
         JNF Equity Portfolio - Qualified ......................................   8,148,996.864       6.865209      55,944,567
         JNF Equity Portfolio - Nonqualified ...................................     224,503.741       6.865209       1,541,265
         JNF Loomis Sayles Bond Portfolio ......................................           3.868      10.651011              41
         JNF Money Market Portfolio ............................................     638,756.142      10.024023       6,402,906
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...................................................       7,712.006      11.196437          86,347
         CommodityRealReturn Strategy Portfolio ................................       3,839.805       9.077023          34,854
         Emerging Markets Bond Portfolio .......................................       2,912.457      12.318381          35,877
         Foreign Bond US Dollar-Hedged Portfolio ...............................         324.615      11.641654           3,779
         Global Bond Unhedged Portfolio ........................................       2,152.060      12.567131          27,045
         High Yield Portfolio ..................................................       2,868.663      11.376684          32,636
         Long Term US Government Portfolio .....................................       3,995.279      11.855237          47,365
         Low Duration Portfolio ................................................       5,161.108      11.799677          60,899
         Real Return Portfolio .................................................     456,165.840       1.353594         617,463
         Short-Term Portfolio ..................................................       7,014.345      11.460421          80,387
         Total Return Portfolio ................................................     566,108.686       1.384489         783,771
      Pioneer Variable Contracts Trust:
         Cullen Value Portfolio ................................................          23.119       8.332728             193
         Emerging Markets Portfolio ............................................      32,923.094      11.184304         368,222
         Equity Income Portfolio ...............................................     255,823.430       1.036794         265,236
         Fund Portfolio ........................................................     132,345.253       0.951161         125,882
         High Yield Portfolio ..................................................       6,322.069      11.845284          74,887
         Mid Cap Value Portfolio ...............................................       2,638.251      10.308529          27,196
         Strategic Income Portfolio ............................................       1,912.820      11.879878          22,724
      Royce Capital Fund:
         Micro-Cap Portfolio ...................................................     209,258.000       1.998368         418,174
         Small-Cap Portfolio ...................................................     191,624.602       1.986629         380,687
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund ...........................................         437.847      11.005308           4,819
         All-Asset Conservative Strategy Fund ..................................         147.985       9.794765           1,449
         All-Asset Moderate Strategy Fund ......................................       5,709.602       9.783531          55,860
         All-Cap Opportunity Fund ..............................................      37,867.745       1.532383          58,028
         Banking Fund ..........................................................       2,390.641       4.947705          11,828
         Basic Materials Fund ..................................................      13,831.932      17.065760         236,052
         Biotechnology Fund ....................................................       3,635.545      10.288397          37,404
         Commodities Strategy Fund .............................................       8,627.690       5.668834          48,909
         Consumer Products Fund ................................................       2,914.898      11.763096          34,288
         Dow 2X Strategy Fund ..................................................       1,763.038       7.484474          13,195
         Electronics Fund ......................................................      16,186.370       7.721452         124,982
         Energy Fund ...........................................................      29,372.426      17.810962         523,151
         Energy Services Fund ..................................................      48,719.996      17.909781         872,564
         Europe 1.25X Strategy Fund ............................................       5,465.559      10.948158          59,838
         Financial Services Fund ...............................................       1,967.440       6.664912          13,113
         Government Long Bond 1.2X Strategy Fund ...............................      15,815.766       1.124121          17,779
         Health Care Fund ......................................................       5,859.481      11.079760          64,922
         Internet Fund .........................................................       4,148.449      11.652327          48,339
         Inverse Dow 2X Strategy Fund ..........................................      15,491.186       5.346677          82,826
         Inverse Government Long Bond Strategy Fund ............................      40,392.625       0.676299          27,317
         Inverse Mid-Cap Strategy Fund .........................................         799.258       6.274096           5,015
         Inverse NASDAQ-100(R) Strategy Fund ...................................         452.279       6.470224           2,926
         Inverse Russell 2000(R) Strategy Fund .................................       1,467.695       6.068653           8,907
         Inverse S&P 500 Strategy Fund .........................................      49,827.552       0.634789          31,630
         Japan 2X Strategy Fund ................................................       6,490.728       9.162560          59,472
         Leisure Fund ..........................................................         293.765       8.744028           2,569
         Mid Cap 1.5X Strategy Fund ............................................      74,743.302       1.536213         114,822
         Multi-Hedge Strategies Fund ...........................................       1,507.038       8.188621          12,341
         NASDAQ-100(R) Fund ....................................................       7,716.001      15.181563         117,141
         NASDAQ-100(R) 2X Strategy Fund ........................................      36,848.832       8.986325         331,136
         Nova Fund .............................................................       2,400.620       8.407776          20,184
         Precious Metals Fund ..................................................      25,212.921      17.581671         443,285
         Real Estate Fund ......................................................      15,637.243      10.562365         165,166

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

===============================================================================================================================
                                                                                       UNITS        UNIT VALUE       VALUE
-------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Retailing Fund ........................................................         935.168   $   9.981526   $       9,334
         Russell 2000(R) 1.5X Strategy Fund ....................................      34,292.915       1.419911          48,693
         Russell 2000(R) 2X Strategy Fund ......................................      45,466.858       4.043006         183,823
         S&P 500 2X Strategy Fund ..............................................      26,222.257       6.647241         174,306
         S&P 500 Pure Growth Fund ..............................................      12,964.565       9.966075         129,206
         S&P 500 Pure Value Fund ...............................................      14,858.014       9.587009         142,444
         S&P MidCap 400 Pure Growth Fund .......................................       6,345.151      13.156609          83,481
         S&P MidCap 400 Pure Value Fund ........................................      10,346.052      11.390362         117,845
         S&P SmallCap 600 Pure Growth Fund .....................................       3,459.748      11.048323          38,224
         S&P SmallCap 600 Pure Value Fund ......................................       8,366.713       9.882520          82,684
         Strengthening Dollar 2X Strategy Fund .................................          95.922       7.040910             675
         Technology Fund .......................................................      12,662.891      10.215677         129,360
         Telecommunications Fund ...............................................       4,913.259       9.594135          47,138
         Transportation Fund ...................................................       3,927.117      11.172354          43,875
         U.S. Government Money Market Fund .....................................     307,182.962       1.042121         320,122
         Utilities Fund ........................................................      13,386.524      13.301582         178,062
         Weakening Dollar 2X Strategy Fund .....................................         309.652      11.978708           3,709
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..............................     158,541.428       0.832056         131,915
         Global Technology Portfolio ...........................................      97,909.514       0.654422          64,074
      Third Avenue Variable Series Trust:
         Value Portfolio .......................................................     555,835.649       1.609842         894,808
      Van Eck Worldwide Insurance Trust:
         Bond Fund .............................................................      71,125.240       1.825731         129,856
         Emerging Markets Fund .................................................     684,605.558       1.933328       1,323,567
         Hard Assets Fund ......................................................     231,411.245       3.697093         855,549
         Multi-Manager Alternatives Fund .......................................      16,532.972       1.047617          17,320
      Wells Fargo Advantage VT Funds:
         Discovery Fund ........................................................      38,234.958      11.978564         458,000
         Opportunity Fund ......................................................     399,543.812       2.328572         930,367
-------------------------------------------------------------------------------------------------------------------------------
            Net assets .........................................................                                  $ 123,713,047
===============================================================================================================================
Net assets attributable to contract owners' annuity payment reserves:
      AIM Variable Insurance Funds:
         High Yield Fund .......................................................                                         63,910
      The Alger Portfolios:
         Capital Appreciation Portfolio ........................................                                         26,483
      The Dreyfus Socially Responsible Growth Fund, Inc ........................                                         21,996
      Dreyfus Stock Index Fund .................................................                                        134,071
      Federated Insurance Series:
         Capital Income Fund II ................................................                                          4,230
         High Income Bond Fund II ..............................................                                          3,782
      Janus Aspen Series:
         Enterprise Portfolio ..................................................                                          6,120
         Janus Portfolio .......................................................                                         54,324
         Worldwide Portfolio ...................................................                                         53,516
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ............................................                                            998
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Large Cap Growth Portfolio ................................                                            832
      Legg Mason Partners Variable Income Trust:
         Western Asset Strategic Bond Portfolio ................................                                            797
      Neuberger Berman Advisers Management Trust:
         Partners Portfolio ....................................................                                         36,576
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ................................................                                        160,852
         JNF Equity Portfolio - Qualified ......................................                                      1,144,483
         JNF Money Market Portfolio ............................................                                         26,961
      Royce Capital Fund:
         Small-Cap Portfolio ...................................................                                         28,995
      Rydex Variable Trust:
         Energy Services Fund ..................................................                                         24,166
      Seligman Portfolios, Inc.:
         Global Technology Portfolio ...........................................                                          1,020
===============================================================================================================================
            Net assets attributable to contract owners' annuity payment
               reserves ........................................................                                  $   1,794,112
===============================================================================================================================
               Net assets attributable to contract owners' reserves ............                                  $ 125,507,159
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

==============================================================================================================
                                                                 AIM VARIABLE INSURANCE FUNDS
                                                    ----------------------------------------------------------
                                                                                         GLOBAL      GLOBAL
                                                      BASIC       CORE      FINANCIAL    HEALTH       REAL
                                                      VALUE      EQUITY     SERVICES      CARE       ESTATE
--------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..........................   $   1,124   $   1,099   $      12   $     152   $      --
Expenses:
   Mortality and expense risk fees ..............         871         532           4         529       5,538
--------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........         253         567           8        (377)     (5,538)
--------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........     (26,132)     (1,504)     (4,002)    (27,938)   (378,891)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ..........................          --          --          --          --          --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ..........................          --          --          --          --          --
--------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ....................     (26,132)     (1,504)     (4,002)    (27,938)   (378,891)
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .......................................      59,537      15,124       3,112      40,183     533,962
--------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ........................   $  33,658   $  14,187   $    (882)  $  11,868   $ 149,533
==============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

==============================================================================================================
                                                                 AIM VARIABLE INSURANCE FUNDS
                                                    ----------------------------------------------------------
                                                                                         GLOBAL      GLOBAL
                                                      BASIC        CORE     FINANCIAL    HEALTH       REAL
                                                      VALUE       EQUITY    SERVICES      CARE       ESTATE
--------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............   $     253   $     567   $       8   $    (377)  $  (5,538)
   Net realized gain (loss) on investments in
      portfolio shares ..........................     (26,132)     (1,504)     (4,002)    (27,938)   (378,891)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ..........................      59,537      15,124       3,112      40,183     533,962
--------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ........................      33,658      14,187        (882)     11,868     149,533
--------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .................................       5,865       8,396          95       6,940     101,978
   Contract redemptions .........................          --        (775)         --     (24,516)    (81,605)
   Net transfers (including mortality
      transfers) ................................      (2,034)      4,201        (883)     (7,805)      7,878
--------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .....       3,831      11,822        (788)    (25,381)     28,251
--------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....      37,489      26,009      (1,670)    (13,513)    177,784
--------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................      72,422      42,287       2,111      61,774     540,876
--------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................   $ 109,911   $  68,296   $     441   $  48,261   $ 718,660
==============================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
                                                                                             ALLIANCEBERNSTEIN    AMERICAN
                                                                                                 VARIABLE         CENTURY
            AIM VARIABLE                                                                         PRODUCTS         VARIABLE
    INSURANCE FUNDS (CONTINUED)                    THE ALGER PORTFOLIOS (a)*                      SERIES        PORTFOLIOS
----------------------------------   -----------------------------------------------------   -----------------   -----------
             MID CAP
  HIGH        CORE                     CAPITAL       LARGECAP       MIDCAP      SMALLCAP        GROWTH AND
  YIELD      EQUITY     TECHNOLOGY   APPRECIATION     GROWTH        GROWTH       GROWTH           INCOME         BALANCED
----------------------------------------------------------------------------------------------------------------------------
$   6,597   $     629   $       --   $         --   $     6,074   $       --   $        --   $             596   $    3,044

      824         574          270         15,970         9,304        5,336        12,576                 138          588
----------------------------------------------------------------------------------------------------------------------------
    5,773          55         (270)       (15,970)       (3,230)      (5,336)      (12,576)                458        2,456
----------------------------------------------------------------------------------------------------------------------------

  (11,514)     (1,849)      (1,362)        19,050        (4,736)    (217,096)       19,227                (116)      (3,280)

       --          --           --             --            --           --            --                  --           --

       --         792           --             --            --           --            --                  --           --
----------------------------------------------------------------------------------------------------------------------------
  (11,514)     (1,057)      (1,362)        19,050        (4,736)    (217,096)       19,227                (116)      (3,280)
----------------------------------------------------------------------------------------------------------------------------

   37,651      16,821       13,977        651,116       369,645      434,949       457,036               2,316        9,879
----------------------------------------------------------------------------------------------------------------------------
$  31,910   $  15,819   $   12,345   $    654,196   $   361,679   $  212,517   $   463,687   $           2,658   $    9,055
============================================================================================================================

============================================================================================================================
                                                                                             ALLIANCEBERNSTEIN    AMERICAN
                                                                                                 VARIABLE         CENTURY
            AIM VARIABLE                                                                         PRODUCTS         VARIABLE
    INSURANCE FUNDS (CONTINUED)                    THE ALGER PORTFOLIOS (a)*                      SERIES         PORTFOLIOS
----------------------------------   -----------------------------------------------------   -----------------   -----------
             MID CAP
  HIGH        CORE                     CAPITAL       LARGECAP       MIDCAP      SMALLCAP        GROWTH AND
  YIELD      EQUITY     TECHNOLOGY   APPRECIATION     GROWTH        GROWTH       GROWTH           INCOME          BALANCED
----------------------------------------------------------------------------------------------------------------------------
$   5,773   $      55   $     (270)  $    (15,970)  $    (3,230)  $   (5,336)  $   (12,576)  $             458   $    2,456
  (11,514)     (1,057)      (1,362)        19,050        (4,736)    (217,096)       19,227                (116)      (3,280)

   37,651      16,821       13,977        651,116       369,645      434,949       457,036               2,316        9,879
----------------------------------------------------------------------------------------------------------------------------
   31,910      15,819       12,345        654,196       361,679      212,517       463,687               2,658        9,055
----------------------------------------------------------------------------------------------------------------------------

    1,276       1,756        1,010         61,134        74,987       40,613        77,855               1,716       25,452
   (3,647)        (45)      (9,712)      (161,166)     (166,935)     (47,665)     (136,660)                 --         (792)
   (3,367)      6,659        1,094        (54,115)       77,881      (18,072)      (53,428)                 --      (11,681)
----------------------------------------------------------------------------------------------------------------------------

   (5,738)      8,370       (7,608)      (154,147)      (14,067)     (25,124)     (112,233)              1,716       12,979
----------------------------------------------------------------------------------------------------------------------------
   26,172      24,189        4,737        500,049       347,612      187,393       351,454               4,374       22,034
----------------------------------------------------------------------------------------------------------------------------
   67,661      44,914       22,319      1,397,941       763,018      463,842     1,131,101              12,442       49,987
----------------------------------------------------------------------------------------------------------------------------
$  93,833   $  69,103   $   27,056   $  1,897,990   $ 1,110,630   $  651,235   $ 1,482,555   $          16,816   $   72,021
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================
                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                    -------------------------------------------------------------
                                                                                               LARGE
                                                     INCOME &   INFLATION                     COMPANY
                                                      GROWTH    PROTECTION   INTERNATIONAL     VALUE      ULTRA
-----------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..........................   $   3,417   $      505   $      17,799   $     517   $    --
Expenses:
   Mortality and expense risk fees ..............         734          442           8,053          73       128
-----------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........       2,683           63           9,746         444      (128)
-----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...........     (10,969)        (927)       (110,696)       (890)    4,163
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ..........................          --           --              --          --        --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ..........................          --           --              --          --        --
-----------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ....................     (10,969)        (927)       (110,696)       (890)    4,163
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .......................................      20,976        2,600         330,231       1,662        --
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ........................   $  12,690   $    1,736   $     229,281   $   1,216   $ 4,035
=================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================
                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                    -------------------------------------------------------------
                                                                                               LARGE
                                                     INCOME &   INFLATION                     COMPANY
                                                      GROWTH    PROTECTION   INTERNATIONAL     VALUE      ULTRA
-----------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............   $   2,683   $       63   $       9,746   $     444   $  (128)
   Net realized gain (loss) on investments in
      portfolio shares ..........................     (10,969)        (927)       (110,696)       (890)    4,163
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ..........................      20,976        2,600         330,231       1,662        --
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ........................      12,690        1,736         229,281       1,216     4,035
-----------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .................................       7,931        6,567          24,037          --        --
   Contract redemptions .........................      (2,926)     (12,595)       (207,942)         --      (509)
   Net transfers (including mortality
      transfers) ................................      (3,187)     (33,062)        (15,795)    (10,060)   (3,526)
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .....       1,818     (39,090)       (199,700)     (10,060)   (4,035)
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....      14,508     (37,354)          29,581      (8,844)       --
-----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................      71,408       71,736         805,975      10,958        --
-----------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................   $  85,916   $   34,382   $     835,556   $   2,114   $    --
=================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
   AMERICAN CENTURY       DIREXION     DREYFUS
       VARIABLE          INSURANCE    INVESTMENT                               DREYFUS VARIABLE            FEDERATED
PORTFOLIOS (CONTINUED)     TRUST      PORTFOLIOS                               INVESTMENT FUND         INSURANCE SERIES
----------------------   ----------   ----------                               ----------------   --------------------------
                                        SMALL        DREYFUS
                                         CAP         SOCIALLY      DREYFUS                                         HIGH
                         DYNAMIC VP     STOCK      RESPONSIBLE      STOCK       INTERNATIONAL       CAPITAL       INCOME
  VALUE        VISTA       HY BOND      INDEX         GROWTH        INDEX           VALUE          INCOME II      BOND II
----------------------------------------------------------------------------------------------------------------------------
$   34,010   $      --   $      979   $      320   $    14,998   $   130,517   $          5,342   $     9,831   $    36,451

     5,967         636          293          565        15,744        62,627              1,363         2,053         3,941
----------------------------------------------------------------------------------------------------------------------------
    28,043        (636)         686         (245)         (746)       67,890              3,979         7,778        32,510
----------------------------------------------------------------------------------------------------------------------------

   (62,305)    (19,893)        (751)      (3,088)         (554)     (399,200)           (25,287)      (11,234)      (42,683)

        --          --           --           --            --            --                 --            --            --

        --          --           --        2,167            --       398,244                 --            --            --
----------------------------------------------------------------------------------------------------------------------------
   (62,305)    (19,893)        (751)        (921)         (554)         (956)           (25,287)      (11,234)      (42,683)
----------------------------------------------------------------------------------------------------------------------------

   143,482      30,689        3,400       22,613       453,661     1,398,319             57,708        50,354       162,545
----------------------------------------------------------------------------------------------------------------------------
$  109,220   $  10,160   $    3,335   $   21,447   $   452,361   $ 1,465,253   $         36,400   $    46,898   $   152,372
============================================================================================================================

============================================================================================================================
   AMERICAN CENTURY       DIREXION     DREYFUS
       VARIABLE          INSURANCE    INVESTMENT                               DREYFUS VARIABLE            FEDERATED
PORTFOLIOS (CONTINUED)     TRUST      PORTFOLIOS                               INVESTMENT FUND         INSURANCE SERIES
----------------------   ----------   ----------                               ----------------   --------------------------
                                        SMALL        DREYFUS
                                         CAP         SOCIALLY      DREYFUS                                         HIGH
                         DYNAMIC VP     STOCK      RESPONSIBLE      STOCK       INTERNATIONAL       CAPITAL       INCOME
  VALUE        VISTA      HY BOND       INDEX         GROWTH        INDEX            VALUE         INCOME II      BOND II
----------------------------------------------------------------------------------------------------------------------------
$   28,043   $    (636)  $      686   $     (245)  $      (746)  $    67,890   $          3,979   $     7,778   $    32,510
   (62,305)    (19,893)        (751)        (921)         (554)         (956)           (25,287)      (11,234)      (42,683)

   143,482      30,689        3,400       22,613       453,661     1,398,319             57,708        50,354       162,545
----------------------------------------------------------------------------------------------------------------------------
   109,220      10,160        3,335       21,447       452,361     1,465,253             36,400        46,898       152,372
----------------------------------------------------------------------------------------------------------------------------

    53,221       1,594        5,739          448        86,647       377,360             11,993         6,655        10,505
   (20,527)     (9,662)          --          (20)     (128,970)     (874,662)           (12,357)       (1,334)      (23,487)
   (67,149)    (10,730)       4,342       58,853       (84,945)      (57,097)            (2,037)       29,940       112,574
----------------------------------------------------------------------------------------------------------------------------

   (34,455)    (18,798)      10,081       59,281      (127,268)     (554,399)            (2,401)       35,261        99,592
----------------------------------------------------------------------------------------------------------------------------
    74,765      (8,638)      13,416       80,728       325,093       910,854             33,999        82,159       251,964
----------------------------------------------------------------------------------------------------------------------------
   597,152      70,217       20,544        7,881     1,501,804     6,223,589            128,903       198,927       268,788
----------------------------------------------------------------------------------------------------------------------------
$  671,917   $  61,579   $   33,960   $   88,609   $ 1,826,897   $ 7,134,443   $        162,902   $   281,086   $   520,752
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                        FEDERATED INSURANCE SERIES (CONTINUED)           JANUS ASPEN SERIES
                                                     --------------------------------------------   -----------------------------
                                                     INTERNATIONAL                     MARKET
                                                       EQUITY II     KAUFMANN II   OPPORTUNITY II    BALANCED    ENTERPRISE (b)*
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ............................   $       2,069   $        --   $          739   $    7,739   $            --
Expenses:
   Mortality and expense risk fees ...............             711         2,185              359        2,281            39,233
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .............           1,358        (2,185)             380        5,458           (39,233)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .............         (12,759)       (4,850)           1,079       (3,294)         (380,658)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ............................              --            --              750           --                --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ............................              --            --               --        9,380                --
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares ............................         (12,759)       (4,850)           1,829        6,086          (380,658)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ........................................          36,651        64,735           (1,880)      40,921         1,885,674
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ................................   $      25,250   $    57,700   $          329   $   52,465   $     1,465,783
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                        FEDERATED INSURANCE SERIES (CONTINUED)           JANUS ASPEN SERIES
                                                     --------------------------------------------   -----------------------------
                                                     INTERNATIONAL                     MARKET
                                                       EQUITY II     KAUFMANN II   OPPORTUNITY II    BALANCED    ENTERPRISE (b)*
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............   $       1,358   $    (2,185)  $          380   $    5,458   $       (39,233)
   Net realized gain (loss) on investments in
     portfolio shares ............................         (12,759)       (4,850)           1,829        6,086          (380,658)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ......................................          36,651        64,735           (1,880)      40,921         1,885,674
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations ..................................          25,250        57,700              329       52,465         1,465,783
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ...................................           2,790        31,134            5,303       15,413           222,043
   Contract redemptions ..........................         (10,174)         (234)          (7,790)      (7,252)         (512,357)
   Net transfers (including mortality
     transfers) ..................................          (2,113)        6,287          (32,894)      88,449           (24,113)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .............          (9,497)       37,187          (35,381)      96,610          (314,427)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .......          15,753        94,887          (35,052)     149,075         1,151,356
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................          63,535       182,661           60,575      148,005         3,479,810
---------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ...................   $      79,288   $   277,548   $       25,523   $  297,080   $     4,631,166
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                                                                                    LAZARD
                                                                                                                  RETIREMENT
                                        JANUS ASPEN SERIES (CONTINUED)                                              SERIES
--------------------------------------------------------------------------------------------------------------   ------------
                                                                                    PERKINS
                             GROWTH                                     PERKINS      SMALL
             GLOBAL LIFE      AND                                       MID CAP     COMPANY                       EMERGING
   FORTY      SCIENCES       INCOME      JANUS (c)*    OVERSEAS (d)*     VALUE     VALUE (e)*   WORLDWIDE (f)*     MARKETS
-----------------------------------------------------------------------------------------------------------------------------
$      141   $        --   $    4,081   $     18,547   $       7,865   $     150   $       --   $       75,926   $    34,396

     3,640            14        5,120         33,726          13,612         220            5           53,345        12,305
-----------------------------------------------------------------------------------------------------------------------------
    (3,499)          (14)      (1,039)       (15,179)         (5,747)        (70)          (5)          22,581        22,091
-----------------------------------------------------------------------------------------------------------------------------

   (15,009)         (238)     (33,383)      (264,697)       (406,147)     (2,955)      (1,616)        (689,953)     (406,505)

        --            --           --             --              --          --           --               --            --

        --            11           --             --          40,741         602           --               --            --
-----------------------------------------------------------------------------------------------------------------------------
   (15,009)         (227)     (33,383)      (264,697)       (365,406)     (2,353)      (1,616)        (689,953)     (406,505)
-----------------------------------------------------------------------------------------------------------------------------

   153,161           569      211,639      1,324,428       1,113,195       8,791        1,301        2,359,479     1,028,119
-----------------------------------------------------------------------------------------------------------------------------
$  134,653   $       328   $  177,217   $  1,044,552   $     742,042   $   6,368   $     (320)  $    1,692,107   $   643,705
=============================================================================================================================

=============================================================================================================================
                                                                                                                    LAZARD
                                                                                                                  RETIREMENT
                                        JANUS ASPEN SERIES (CONTINUED)                                              SERIES
--------------------------------------------------------------------------------------------------------------   ------------
                                                                                    PERKINS
                             GROWTH                                     PERKINS      SMALL
             GLOBAL LIFE      AND                                       MID CAP     COMPANY                       EMERGING
   FORTY      SCIENCES       INCOME      JANUS (c)*    OVERSEAS (d)*     VALUE     VALUE (e)*   WORLDWIDE (f)*     MARKETS
-----------------------------------------------------------------------------------------------------------------------------
$   (3,499)  $       (14)  $   (1,039)  $    (15,179)  $      (5,747)  $     (70)  $       (5)  $       22,581   $    22,091
   (15,009)         (227)     (33,383)      (264,697)       (365,406)     (2,353)      (1,616)        (689,953)     (406,505)

   153,161           569      211,639      1,324,428       1,113,195       8,791        1,301        2,359,479     1,028,119
-----------------------------------------------------------------------------------------------------------------------------
   134,653           328      177,217      1,044,552         742,042       6,368         (320)       1,692,107       643,705
-----------------------------------------------------------------------------------------------------------------------------

     6,634            --       19,798        216,392         139,200       3,252           17          311,761        69,007
    (1,801)           --      (38,309)      (385,550)       (193,547)     (4,828)          --         (732,397)     (271,859)
    (4,319)       17,523     (231,687)      (170,800)       (124,134)     12,946       (2,269)         (87,878)      115,320
-----------------------------------------------------------------------------------------------------------------------------

       514        17,523     (250,198)      (339,958)       (178,481)     11,370       (2,252)        (508,514)      (87,532)
-----------------------------------------------------------------------------------------------------------------------------
   135,167        17,851      (72,981)       704,594         563,561      17,738       (2,572)       1,183,593       556,173
-----------------------------------------------------------------------------------------------------------------------------
   304,131         1,361      505,641      3,125,283       1,011,278      13,738        2,572        4,964,343       935,565
-----------------------------------------------------------------------------------------------------------------------------
$  439,298   $    19,212   $  432,660   $  3,829,877   $   1,574,839   $  31,476   $       --   $    6,147,936   $ 1,491,738
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                            LEGG MASON PARTNERS
                                                                LAZARD RETIREMENT SERIES (CONTINUED)       VARIABLE EQUITY TRUST
                                                              ----------------------------------------   ---------------------------
                                                                                  US                                   CLEARBRIDGE
                                                                               SMALL-MID        US       CLEARBRIDGE      EQUITY
                                                              INTERNATIONAL       CAP        STRATEGIC   AGGRESSIVE       INCOME
                                                                 EQUITY       EQUITY (g)*     EQUITY     GROWTH (h)*   BUILDER (i)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..............................................   $       2,084   $        --   $      608   $        --   $         65
Expenses:
   Mortality and expense risk fees ........................             803         2,638          635           115             27
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ........................           1,281        (2,638)         (27)         (115)            38
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................         (26,347)      (16,030)      (1,439)        2,813         (1,850)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................              --            --           --            --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................              --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .................................         (26,347)      (16,030)      (1,439)        2,813         (1,850)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................          38,037       138,479       16,845         1,169          1,852
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................     $    12,971   $   119,811   $   15,379   $     3,867   $         40
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                            LEGG MASON PARTNERS
                                                                LAZARD RETIREMENT SERIES (CONTINUED)       VARIABLE EQUITY TRUST
                                                              ----------------------------------------   ---------------------------
                                                                                   US                                  CLEARBRIDGE
                                                                               SMALL-MID        US       CLEARBRIDGE      EQUITY
                                                              INTERNATIONAL       CAP        STRATEGIC    AGGRESSIVE      INCOME
                                                                  EQUITY      EQUITY (g)*     EQUITY     GROWTH (h)*   BUILDER (i)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $       1,281   $    (2,638)  $      (27)  $      (115)  $         38
   Net realized gain (loss) on investments in portfolio
      shares ..............................................         (26,347)      (16,030)      (1,439)        2,813         (1,850)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................          38,037       138,479       16,845         1,169          1,852
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations ..........................................          12,971       119,811       15,379         3,867             40
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....             133        33,684          787         6,017              3
   Contract redemptions ...................................             (40)       (4,579)      (1,799)       (1,221)           (84)
   Net transfers (including mortality transfers) ..........          (6,190)       73,632        5,182          (601)        (4,456)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................          (6,097)      102,737        4,170         4,195         (4,537)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............           6,874       222,548       19,549         8,062         (4,497)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................          81,710       198,867       57,110         6,274          6,676
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................   $      88,584   $   421,415   $   76,659   $    14,336   $      2,179
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   LEGG MASON PARTNERS                 LEGG MASON
     VARIABLE EQUITY                    PARTNERS                     LORD ABBETT                   NEUBERGER BERMAN ADVISERS
    TRUST (CONTINUED)            VARIABLE INCOME TRUST               SERIES FUND                        MANAGEMENT TRUST
--------------------------   -----------------------------   ---------------------------   -----------------------------------------
                                 WESTERN        WESTERN
CLEARBRIDGE    CLEARBRIDGE        ASSET          ASSET
FUNDAMENTAL     LARGE CAP      GLOBAL HIGH      STRATEGIC     AMERICA'S      GROWTH AND      MID-CAP
 VALUE (j)*    GROWTH (k)*   YIELD BOND (l)*    BOND (m)*       VALUE          INCOME        GROWTH       PARTNERS       REGENCY
------------------------------------------------------------------------------------------------------------------------------------
$         66   $         9   $         2,489   $     2,357   $      2,297   $      5,924   $       --  $      9,451   $       1,106

          39            29               107           520            853          5,579          501         2,725             759
------------------------------------------------------------------------------------------------------------------------------------
          27           (20)            2,382         1,837          1,444            345         (501)        6,726             347
------------------------------------------------------------------------------------------------------------------------------------

       (254)          (299)             (141)       (2,692)       (20,908)       (86,139)        (746)     (247,899)        (51,272)

          --            --                --           312             --             --           --            --              --

          --            --                --            27             --             --           --        41,982             933
------------------------------------------------------------------------------------------------------------------------------------
        (254)         (299)             (141)       (2,353)       (20,908)       (86,139)        (746)     (205,917)        (50,339)
------------------------------------------------------------------------------------------------------------------------------------

       1,368         1,378              (352)        9,592         36,441        169,183       15,270       309,340          71,774
------------------------------------------------------------------------------------------------------------------------------------
$      1,141   $     1,059   $         1,889   $     9,076   $     16,977   $     83,389   $   14,023   $   110,149   $      21,782
====================================================================================================================================

====================================================================================================================================
   LEGG MASON PARTNERS                LEGG MASON
     VARIABLE EQUITY                   PARTNERS                      LORD ABBETT                   NEUBERGER BERMAN ADVISERS
    TRUST (CONTINUED)            VARIABLE INCOME TRUST               SERIES FUND                        MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                 WESTERN        WESTERN
CLEARBRIDGE    CLEARBRIDGE        ASSET          ASSET
FUNDAMENTAL    LARGE CAP       GLOBAL HIGH      STRATEGIC     AMERICA'S      GROWTH AND      MID-CAP
 VALUE (j)*    GROWTH (k)*   YIELD BOND (l)*    BOND (m)*       VALUE          INCOME        GROWTH      PARTNERS        REGENCY
------------------------------------------------------------------------------------------------------------------------------------
$         27   $       (20)  $         2,382   $     1,837   $      1,444   $        345   $     (501)  $     6,726   $         347
        (254)         (299)             (141)       (2,353)       (20,908)       (86,139)        (746)     (205,917)        (50,339)

       1,368         1,378              (352)        9,592         36,441        169,183       15,270       309,340          71,774
------------------------------------------------------------------------------------------------------------------------------------
       1,141         1,059             1,889         9,076         16,977         83,389       14,023       110,149          21,782
------------------------------------------------------------------------------------------------------------------------------------

       2,861           469                --         5,816         13,543         63,397        3,136         7,497              (1)
        (150)          (26)             (254)       (2,658)       (43,744)       (65,841)         (53)      (31,021)        (38,813)
          --           (46)           27,643        15,745          3,075        (13,917)          19       (10,972)         (5,322)
------------------------------------------------------------------------------------------------------------------------------------

       2,711           397            27,389        18,903        (27,126)       (16,361)       3,102       (34,496)        (44,136)
------------------------------------------------------------------------------------------------------------------------------------
       3,852         1,456            29,278        27,979        (10,149)        67,028       17,125        75,653         (22,354)
------------------------------------------------------------------------------------------------------------------------------------
       1,923         2,239                --        27,724         83,339        590,196       44,437       228,706          97,906
------------------------------------------------------------------------------------------------------------------------------------
$      5,775   $     3,695   $        29,278   $    55,703   $     73,190   $    657,224   $   61,562   $   304,359   $      75,552
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                     NEUBERGER BERMAN ADVISERS                NORTHERN LIGHTS
                                                                    MANAGEMENT TRUST (CONTINUED)               VARIABLE TRUST
                                                              ----------------------------------------   ---------------------------
                                                                  SHORT
                                                                 DURATION      SMALL-CAP     SOCIALLY        JNF           JNF
                                                                   BOND         GROWTH      RESPONSIVE     BALANCED       EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..............................................   $       9,202   $        --   $      195   $   121,765   $    502,755
Expenses:
   Mortality and expense risk fees ........................           1,100            49           68        69,106        395,462
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................           8,102           (49)         127        52,659        107,293
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................            (689)       (1,585)        (643)     (438,002)    (2,536,328)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................              --            --           --            --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................              --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .................................            (689)       (1,585)        (643)     (438,002)    (2,536,328)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................           4,242         2,366        2,605     1,692,013     17,654,890
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $      11,655   $       732   $    2,089   $ 1,306,670   $ 15,225,855
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                     NEUBERGER BERMAN ADVISERS                NORTHERN LIGHTS
                                                                    MANAGEMENT TRUST (CONTINUED)               VARIABLE TRUST
                                                              ----------------------------------------   ---------------------------
                                                                  SHORT
                                                                DURATION       SMALL-CAP     SOCIALLY        JNF           JNF
                                                                  BOND          GROWTH      RESPONSIVE     BALANCED       EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $       8,102   $       (49)  $      127   $    52,659   $    107,293
   Net realized gain (loss) on investments in
      portfolio shares ....................................            (689)       (1,585)        (643)     (438,002)    (2,536,328)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................           4,242         2,366        2,605     1,692,013     17,654,890
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................          11,655           732        2,089     1,306,670     15,225,855
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....          10,692           191        1,124       246,071        982,663
   Contract redemptions ...................................          (2,556)           --           --    (1,003,665)    (3,974,336)
   Net transfers (including mortality transfers) ..........          54,480         1,923        1,958      (341,402)    (1,056,750)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................          62,616         2,114        3,082    (1,098,996)    (4,048,423)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............          74,271         2,846        5,171       207,674     11,177,432
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................          51,835         5,766        3,722     7,104,079     47,452,883
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................   $     126,106   $     8,612   $    8,893   $ 7,311,753   $ 58,630,315
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       NORTHERN LIGHTS
  VARIABLE TRUST (CONTINUED)                                       PIMCO VARIABLE INSURANCE TRUST
------------------------------   ---------------------------------------------------------------------------------------------------
     JNF                                                                      FOREIGN
    LOOMIS            JNF                        COMMODITY-     EMERGING        BOND         GLOBAL                     LONG TERM
    SAYLES           MONEY           ALL         REALRETURN     MARKETS      US DOLLAR-       BOND          HIGH            US
     BOND            MARKET         ASSET         STRATEGY        BOND         HEDGED       UNHEDGED        YIELD       GOVERNMENT
------------------------------------------------------------------------------------------------------------------------------------
$         1,078   $     19,839   $      5,050   $      2,424   $    3,802   $        151   $    1,129   $      2,682   $      3,816

            203         76,188            673            418          674             50          361            313          1,036
------------------------------------------------------------------------------------------------------------------------------------
            875        (56,349)         4,377          2,006        3,128            101          768          2,369          2,780
------------------------------------------------------------------------------------------------------------------------------------

          7,867             --         (7,457)       (30,697)      19,204           (155)     (15,294)         6,825          5,569

             --             --             --          1,593           --            371        9,798             --          1,858

             --             --             --          1,172           --             --          236             --          1,852
------------------------------------------------------------------------------------------------------------------------------------
          7,867             --         (7,457)       (27,932)      19,204            216       (5,260)         6,825          9,279
------------------------------------------------------------------------------------------------------------------------------------

             (1)             0         15,573         35,692           24           (225)       3,342           (176)       (24,523)
------------------------------------------------------------------------------------------------------------------------------------
$         8,741   $    (56,349)  $     12,493   $      9,766   $   22,356   $         92   $   (1,150)  $      9,018   $    (12,464)
====================================================================================================================================

====================================================================================================================================
       NORTHERN LIGHTS
  VARIABLE TRUST (CONTINUED)                                       PIMCO VARIABLE INSURANCE TRUST
------------------------------   ---------------------------------------------------------------------------------------------------
     JNF                                                                       FOREIGN
    LOOMIS             JNF                       COMMODITY-     EMERGING         BOND        GLOBAL                     LONG TERM
    SAYLES            MONEY           ALL        REALRETURN     MARKETS      US DOLLAR-       BOND          HIGH            US
     BOND             MARKET         ASSET        STRATEGY        BOND         HEDGED       UNHEDGED        YIELD       GOVERNMENT
------------------------------------------------------------------------------------------------------------------------------------
$           875   $    (56,349)  $      4,377   $      2,006   $    3,128   $        101   $      768   $      2,369   $      2,780
          7,867             --         (7,457)       (27,932)      19,204            216       (5,260)         6,825          9,279

             (1)            --         15,573         35,692           24           (225)       3,342           (176)       (24,523)
------------------------------------------------------------------------------------------------------------------------------------
          8,741        (56,349)        12,493          9,766       22,356             92       (1,150)         9,018        (12,464)
------------------------------------------------------------------------------------------------------------------------------------

          2,198        408,558          4,822          1,535        4,203          1,413          817            865          4,658
            (15)    (2,948,125)            --         (9,297)        (110)            --           --           (281)        (3,085)
        (10,883)       834,368        (94,594)       (12,552)       2,259          1,308      (35,969)        (4,080)      (238,319)
------------------------------------------------------------------------------------------------------------------------------------

         (8,700)    (1,705,199)       (89,772)       (20,314)       6,352          2,721      (35,152)        (3,496)      (236,746)
------------------------------------------------------------------------------------------------------------------------------------
             41     (1,761,548)       (77,279)       (10,548)      28,708          2,813      (36,302)         5,522       (249,210)
------------------------------------------------------------------------------------------------------------------------------------
             --      8,191,415        163,626         45,402        7,169            966       63,347         27,114        296,575
------------------------------------------------------------------------------------------------------------------------------------
$            41   $  6,429,867   $     86,347   $     34,854   $   35,877   $      3,779   $   27,045   $     32,636   $     47,365
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                REALESTATE-                            STOCKSPLUS(R)
                                                                      LOW       REALRETURN       REAL        SHORT-       TOTAL
                                                                    DURATION   STRATEGY (n)*    RETURN        TERM      RETURN (n)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ....................................................   $  1,213   $          --   $  15,912   $   1,382   $         43
Expenses:
   Mortality and expense risk fees ..............................        381              45       5,109         717             17
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................        832             (45)     10,803         665             26
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................         13             414     (15,564)        953         (1,347)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................      1,574              --      22,418         249             --
   Net realized long-term capital gain
      distributions from investments in portfolio shares ........      1,142              --         840         461             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ....................................      2,729             414       7,694       1,663         (1,347)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................        994          (1,191)     57,391       2,058            767
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $  4,555   $        (822)  $  75,888   $   4,386   $       (554)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                    ----------------------------------------------------------------
                                                                                REALESTATE-                            STOCKSPLUS(R)
                                                                      LOW       REALRETURN       REAL        SHORT-        TOTAL
                                                                    DURATION   STRATEGY (n)*    RETURN        TERM      RETURN (n)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $    832   $         (45)  $  10,803   $     665   $         26
   Net realized gain (loss) on investments in portfolio
      shares ....................................................      2,729             414       7,694       1,663         (1,347)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................        994          (1,191)     57,391       2,058            767
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....      4,555            (822)     75,888       4,386           (554)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........      2,698              --      32,602      21,015          1,052
   Contract redemptions .........................................         --              --     (16,547)       (735)            --
   Net transfers (including mortality transfers) ................     50,794         (17,252)    167,290      22,988         (7,215)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................     53,492         (17,252)    183,345      43,268         (6,163)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................     58,047         (18,074)    259,233      47,654         (6,717)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      2,852          18,074     358,230      32,733          6,717
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................   $ 60,899   $          --   $ 617,463   $  80,387   $         --
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   PIMCO
  VARIABLE
   TRUST
(CONTINUED)                                              PIONEER VARIABLE CONTRACTS TRUST
------------   ---------------------------------------------------------------------------------------------------------------------
                                                                             GLOBAL
    TOTAL         CULLEN        EMERGING         EQUITY                       HIGH           HIGH       INTERNATIONAL     MID CAP
   RETURN         VALUE         MARKETS          INCOME          FUND       YIELD (o)*       YIELD        VALUE (o)*       VALUE
------------------------------------------------------------------------------------------------------------------------------------
$     30,050   $          1   $      2,181   $       7,150   $     1,177   $        33   $      5,809   $         460   $       292

       5,934              1          2,683           2,322           666             2            715              62           185
------------------------------------------------------------------------------------------------------------------------------------
      24,116             --           (502)          4,828           511            31          5,094             398           107
------------------------------------------------------------------------------------------------------------------------------------

       9,315             --       (166,505)         (5,961)       (5,636)         (209)       (13,707)        (18,511)         (103)

      11,380             --             --              --            --            --             --              --            --

      12,486             --             --              --            --            --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
      33,181             --       (166,505)         (5,961)       (5,636)         (209)       (13,707)        (18,511)         (103)
------------------------------------------------------------------------------------------------------------------------------------

      14,042             24        306,781          29,701        16,545           178         42,180          15,516         4,819
------------------------------------------------------------------------------------------------------------------------------------
$     71,339   $         24   $    139,774   $      28,568   $    11,420   $        --   $     33,567   $      (2,597)  $     4,823
====================================================================================================================================

====================================================================================================================================
   PIMCO
  VARIABLE
   TRUST
(CONTINUED)                                                  PIONEER VARIABLE CONTRACTS TRUST
------------   ---------------------------------------------------------------------------------------------------------------------
                                                                             GLOBAL
    TOTAL         CULLEN        EMERGING     EQUITY                           HIGH           HIGH       INTERNATIONAL     MID CAP
   RETURN         VALUE         MARKETS      INCOME          FUND           YIELD (o)*       YIELD        VALUE (o)*       VALUE
------------------------------------------------------------------------------------------------------------------------------------
$     24,116   $         --   $       (502)  $       4,828   $       511   $        31   $      5,094   $         398   $       107
      33,181             --       (166,505)         (5,961)       (5,636)         (209)       (13,707)        (18,511)         (103)

      14,042             24        306,781          29,701        16,545           178         42,180          15,516         4,819
------------------------------------------------------------------------------------------------------------------------------------
      71,339             24        139,774          28,568        11,420            --         33,567          (2,597)        4,823
------------------------------------------------------------------------------------------------------------------------------------

      61,548             --         16,027          11,343        15,224            --          3,205              --           956
     (46,074)            --        (12,235)        (14,527)      (53,567)           --        (22,467)        (28,735)           --
     313,374            123         13,420         (11,022)       73,758          (763)        (7,543)        (20,873)       10,000
------------------------------------------------------------------------------------------------------------------------------------

     328,848            123         17,212         (14,206)       35,415          (763)       (26,805)        (49,608)       10,956
------------------------------------------------------------------------------------------------------------------------------------
     400,187            147        156,986          14,362        46,835          (763)         6,762         (52,205)       15,779
------------------------------------------------------------------------------------------------------------------------------------
     383,584             46        211,236         250,874        79,047           763         68,125          52,205        11,417
------------------------------------------------------------------------------------------------------------------------------------
$    783,771   $        193   $    368,222   $     265,236   $   125,882   $        --   $     74,887   $          --   $    27,196
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                     PIONEER
                                                                    VARIABLE
                                                                    CONTRACTS
                                                                      TRUST               ROYCE
                                                                   (CONTINUED)         CAPITAL FUND          RYDEX VARIABLE TRUST
                                                                   -----------   -----------------------   -------------------------
                                                                                                               CLS           CLS
                                                                    STRATEGIC                              ADVISORONE    ADVISORONE
                                                                     INCOME       MICRO-CAP    SMALL-CAP     AMERIGO      CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $     3,290   $        --   $      --   $       25   $        --
Expenses:
   Mortality and expense risk fees .............................           292         3,286       3,755          219             3
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................         2,998        (3,286)     (3,755)        (194)           (3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ......................................        (1,373)     (118,861)    (53,236)       4,432           127
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................         4,094            --          --           --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................         2,383            --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ................................................         5,104      (118,861)    (53,236)       4,432           127
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................         1,099       265,836     169,127        5,428            --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....   $     9,201   $   143,689   $ 112,136   $    9,666   $       124
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                     PIONEER
                                                                    VARIABLE
                                                                    CONTRACTS
                                                                      TRUST               ROYCE
                                                                   (CONTINUED)         CAPITAL FUND          RYDEX VARIABLE TRUST
                                                                   -----------   -----------------------   -------------------------
                                                                                                              CLS          CLS
                                                                    STRATEGIC                              ADVISORONE   ADVISORONE
                                                                      INCOME      MICRO-CAP    SMALL-CAP    AMERIGO      CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $     2,998   $    (3,286)  $  (3,755)  $     (194)  $        (3)
   Net realized gain (loss) on investments in portfolio
      shares ...................................................         5,104      (118,861)    (53,236)       4,432           127
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................         1,099       265,836     169,127        5,428            --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ............................................         9,201       143,689     112,136        9,666           124
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........           451        31,945      20,211        1,613            --
   Contract redemptions ........................................          (385)      (16,771)   (106,129)          --            --
   Net transfers (including mortality transfers) ...............        13,457       (20,392)     34,339      (40,499)         (124)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .........................        13,523        (5,218)    (51,579)     (38,886)         (124)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....................        22,724       138,471      60,557      (29,220)           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................            --       279,703     349,125       34,039            --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................................   $    22,724   $   418,174   $ 409,682   $    4,819   $        --
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  ALL-ASSET       ALL-ASSET
CONSERVATIVE      MODERATE          ALL-CAP                        BASIC                      COMMODITIES    CONSUMER      DOW 2X
STRATEGY (p)*   STRATEGY (q)*   OPPORTUNITY (r)*     BANKING      MATERIALS   BIOTECHNOLOGY    STRATEGY      PRODUCTS     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$          --   $           1   $             54   $      384   $       501   $          --   $       198   $      517   $       --

           11             314                663          503         2,091             534           296          262          627
------------------------------------------------------------------------------------------------------------------------------------
          (11)           (313)              (609)        (119)       (1,590)           (534)          (98)         255         (627)
------------------------------------------------------------------------------------------------------------------------------------

            1              32            (33,051)     (13,829)      (74,256)        (14,198)      (54,492)      (2,299)         (72)

           --              --                 --           --            --              --            --           --           --

           --              --                 --           --         7,374              --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
            1              32            (33,051)     (13,829)      (66,882)        (14,198)      (54,492)      (2,299)         (72)
------------------------------------------------------------------------------------------------------------------------------------

          141           6,927             46,101        8,945       149,977          16,568        46,096        5,774       (5,210)
------------------------------------------------------------------------------------------------------------------------------------
$         131   $       6,646   $         12,441   $   (5,003)  $    81,505   $       1,836   $    (8,494)  $    3,730   $   (5,909)
====================================================================================================================================

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  ALL-ASSET       ALL-ASSET
CONSERVATIVE      MODERATE          ALL-CAP                        BASIC                      COMMODITIES    CONSUMER      DOW 2X
STRATEGY (p)*   STRATEGY (q)*   OPPORTUNITY (r)*     BANKING     MATERIALS    BIOTECHNOLOGY    STRATEGY      PRODUCTS     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$         (11)  $        (313)  $           (609)  $     (119)  $    (1,590)  $        (534)  $       (98)  $      255   $     (627)
            1              32            (33,051)     (13,829)      (66,882)        (14,198)      (54,492)      (2,299)         (72)

          141           6,927             46,101        8,945       149,977          16,568        46,096        5,774       (5,210)
------------------------------------------------------------------------------------------------------------------------------------
          131           6,646             12,441       (5,003)       81,505           1,836        (8,494)       3,730       (5,909)
------------------------------------------------------------------------------------------------------------------------------------

          253             313              1,201          816        16,782             801            --       10,830           --
           --             (20)                --       (1,614)      (68,293)         (1,432)       (8,163)         (15)      (6,646)
          800          48,921            (42,837)     (35,849)       20,926         (32,879)       24,747         (236)     (72,039)
------------------------------------------------------------------------------------------------------------------------------------

        1,053          49,214            (41,636)     (36,647)      (30,585)        (33,510)       16,584       10,579      (78,685)
------------------------------------------------------------------------------------------------------------------------------------
        1,184          55,860            (29,195)     (41,650)       50,920         (31,674)        8,090       14,309      (84,594)
------------------------------------------------------------------------------------------------------------------------------------
          265              --             87,223       53,478       185,132          69,078        40,819       19,979       97,789
------------------------------------------------------------------------------------------------------------------------------------
$       1,449   $      55,860   $         58,028   $   11,828   $   236,052   $      37,404   $    48,909   $   34,288   $   13,195
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                                                ENERGY     EUROPE 1.25X   FINANCIAL
                                                                     ELECTRONICS   ENERGY      SERVICES    STRATEGY       SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........   $        --   $      --   $      --   $      2,274   $     204
Expenses:
   Mortality and expense risk fees ...............................           300       4,627       7,987            439         166
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............................          (300)     (4,627)     (7,987)         1,835          38
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...........................................         9,461    (265,238)   (436,099)       (19,871)     (2,245)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................            --           7          --             --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................            --      35,840      46,388             --          --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
        shares ...................................................         9,461    (229,391)   (389,711)       (19,871)     (2,245)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................         6,430     369,168     716,846         31,315       3,196
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......   $    15,591   $ 135,150   $ 319,148   $     13,279   $     989
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                     ---------------------------------------------------------------
                                                                                                 ENERGY    EUROPE 1.25X   FINANCIAL
                                                                     ELECTRONICS     ENERGY     SERVICES     STRATEGY     SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................   $      (300)  $  (4,627)  $  (7,987)  $      1,835   $      38
   Net realized gain (loss) on investments in portfolio shares ...         9,461    (229,391)   (389,711)       (19,871)     (2,245)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................         6,430     369,168     716,846         31,315       3,196
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......        15,591     135,150     319,148         13,279         989
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
   transactions:
   Net contract purchase payments (including breakage) ...........            --      32,379      60,843          1,998       2,750
   Contract redemptions ..........................................        (1,451)    (51,996)    (79,892)            (7)         --
   Net transfers (including mortality transfers) .................       110,842     (19,180)     92,879          8,080     (22,079)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners'
       transactions ..............................................       109,391     (38,797)     73,830         10,071     (19,329)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .......................       124,982      96,353     392,978         23,350     (18,340)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................            --     426,798     503,752         36,488      31,453
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ...................................   $   124,982   $ 523,151   $ 896,730   $     59,838   $  13,113
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                            RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT                                              INVERSE                                  INVERSE
   LONG                                   INVERSE     GOVERNMENT     INVERSE       INVERSE       RUSSELL       INVERSE
 BOND 1.2X     HEALTH                     DOW 2X       LONG BOND     MID-CAP    NASDAQ-100(R)     2000(R)      S&P 500
 STRATEGY       CARE        INTERNET     STRATEGY      STRATEGY     STRATEGY       STRATEGY      STRATEGY     STRATEGY
-------------------------------------------------------------------------------------------------------------------------
$    1,869   $       --   $        --   $        --   $       --   $       --   $          29   $       --   $        --

       932          578           181         1,457          332           72              81          292           698
-------------------------------------------------------------------------------------------------------------------------
       937         (578)         (181)       (1,457)        (332)         (72)            (52)        (292)         (698)
-------------------------------------------------------------------------------------------------------------------------

   (49,436)        (396)        2,150       (85,955)      (3,741)      (4,680)         (7,403)     (14,315)      (15,926)

     5,251           --            --            --           --           --              --           --            --

     2,616           --            --            --           --           --              --           --            --
-------------------------------------------------------------------------------------------------------------------------
   (41,569)        (396)        2,150       (85,955)      (3,741)      (4,680)         (7,403)     (14,315)      (15,926)
-------------------------------------------------------------------------------------------------------------------------

   (40,212)      17,271         3,479         4,962          758          754             962        5,597          (572)
-------------------------------------------------------------------------------------------------------------------------
$  (80,844)  $   16,297   $     5,448   $   (82,450)  $   (3,315)  $   (3,998)  $      (6,493)  $   (9,010)  $   (17,196)
=========================================================================================================================

=========================================================================================================================
                                            RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT                                             INVERSE                                   INVERSE
  LONG                                    INVERSE     GOVERNMENT     INVERSE      INVERSE        RUSSELL       INVERSE
BOND 1.2X      HEALTH                     DOW 2X       LONG BOND     MID-CAP    NASDAQ-100(R)     2000(R)      S&P 500
 STRATEGY       CARE        INTERNET     STRATEGY      STRATEGY     STRATEGY      STRATEGY       STRATEGY     STRATEGY
-------------------------------------------------------------------------------------------------------------------------
$      937   $     (578)  $      (181)  $    (1,457)  $     (332)  $      (72)  $         (52)  $     (292)  $      (698)
   (41,569)        (396)        2,150       (85,955)      (3,741)      (4,680)         (7,403)     (14,315)      (15,926)

   (40,212)      17,271         3,479         4,962          758          754             962        5,597          (572)
-------------------------------------------------------------------------------------------------------------------------
   (80,844)      16,297         5,448       (82,450)      (3,315)      (3,998)         (6,493)      (9,010)      (17,196)
-------------------------------------------------------------------------------------------------------------------------

     4,482        3,160            99         5,130           --            1              --          560         3,018
       (13)      (6,488)          (10)       (3,752)     (24,444)        (207)           (200)          --        (3,689)
  (294,828)      11,319        42,802      (104,168)      47,449        1,092          (3,731)     (27,132)      (63,519)
-------------------------------------------------------------------------------------------------------------------------

  (290,359)       7,991        42,891      (102,790)      23,005          886          (3,931)     (26,572)      (64,190)
-------------------------------------------------------------------------------------------------------------------------
  (371,203)      24,288        48,339      (185,240)      19,690       (3,112)        (10,424)     (35,582)      (81,386)
-------------------------------------------------------------------------------------------------------------------------
   388,982       40,634            --       268,066        7,627        8,127          13,350       44,489       113,016
-------------------------------------------------------------------------------------------------------------------------
$   17,779   $   64,922   $    48,339   $    82,826  $    27,317   $    5,015   $       2,926   $    8,907   $    31,630
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                                             MID CAP    MULTI-CAP        MULTI-
                                                                  JAPAN 2X                    1.5X        CORE           HEDGE
                                                                STRATEGY (s)*    LEISURE    STRATEGY     EQUITY      STRATEGIES (t)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .................................................   $         143   $      --   $      41   $      --   $           126
Expenses:
   Mortality and expense risk fees ..........................             296          31         508           7                72
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................            (153)        (31)       (467)         (7)               54
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .......................................           8,938      (5,440)    (17,222)        198               (24)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................              --          --          --          --                --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................              --          --          --          --                --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ...............................................           8,938      (5,440)    (17,222)        198               (24)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................             721       6,317      38,391          --               165
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..   $       9,506   $     846   $  20,702   $     191   $           195
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                                             MID CAP    MULTI-CAP       MULTI-
                                                                  JAPAN 2X                    1.5X        CORE          HEDGE
                                                                STRATEGY (s)*    LEISURE    STRATEGY     EQUITY     STRATEGIES (t)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $        (153)  $     (31)  $    (467)  $     (7)   $            54
   Net realized gain (loss) on investments in portfolio
     shares .................................................           8,938      (5,440)    (17,222)       198                (24)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................             721       6,317      38,391         --                165
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..           9,506         846      20,702        191                195
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......              --           1         653         --              4,273
   Contract redemptions .....................................              (6)       (965)       (997)        --                 --
   Net transfers (including mortality transfers) ............          35,120      (1,331)     71,345       (191)             7,267
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions .................................          35,114      (2,295)     71,001       (191)            11,540
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ..................          44,620      (1,449)     91,703         --             11,735
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................          14,852       4,018      23,119         --                606
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ..............................   $      59,472   $   2,569   $ 114,822   $     --    $        12,341
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                     RUSSELL       RUSSELL       S&P 500
                NASDAQ-100(R)               PRECIOUS       REAL                    2000(R) 1.5X   2000(R) 2X        2X
NASDAQ-100(R)   2X STRATEGY       NOVA       METALS       ESTATE      RETAILING      STRATEGY      STRATEGY      STRATEGY
--------------------------------------------------------------------------------------------------------------------------
$          --   $          --   $    159   $       --   $    1,607   $        --   $         --   $        4   $    1,283

          971           1,148        157        4,692          590            63            517          558        1,051
--------------------------------------------------------------------------------------------------------------------------
         (971)         (1,148)         2       (4,692)       1,017           (63)          (517)        (554)         232
--------------------------------------------------------------------------------------------------------------------------

       (8,172)         50,429       (104)     250,163        8,878           912         19,102       10,553       11,386

           --              --         --           --           --            --             --           --           --

           --              --         --           --           --            --             --           --           --
--------------------------------------------------------------------------------------------------------------------------
       (8,172)         50,429       (104)     250,163        8,878           912         19,102       10,553       11,386
--------------------------------------------------------------------------------------------------------------------------

       48,537          31,921      5,187      (56,354)       8,715           366         11,961          666       40,848
--------------------------------------------------------------------------------------------------------------------------
$      39,394   $      81,202   $  5,085   $  189,117   $   18,610   $     1,215   $     30,546   $    10,65   $   52,466
==========================================================================================================================

==========================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                     RUSSELL       RUSSELL      S&P 500
                NASDAQ-100(R)               PRECIOUS       REAL                    2000(R) 1.5X   2000(R) 2X       2X
NASDAQ-100(R)    2X STRATEGY      NOVA       METALS       ESTATE      RETAILING      STRATEGY      STRATEGY     STRATEGY
--------------------------------------------------------------------------------------------------------------------------
$        (971)  $      (1,148)  $      2   $   (4,692)  $    1,017   $       (63)  $       (517)  $     (554)  $      232
       (8,172)         50,429       (104)     250,163        8,878           912         19,102       10,553       11,386

       48,537          31,921      5,187      (56,354)       8,715           366         11,961          666       40,848
--------------------------------------------------------------------------------------------------------------------------
       39,394          81,202      5,085      189,117       18,610         1,215         30,546       10,665       52,466
--------------------------------------------------------------------------------------------------------------------------

        7,981          13,982         --        7,377        3,212            --            519          872        1,618
       (5,512)        (14,948)        --      (73,924)      (3,228)          (10)        (2,686)      (5,133)     (10,651)
       (1,423)        222,156        385     (313,054)     117,176         8,129        (44,356)     109,870       76,759
--------------------------------------------------------------------------------------------------------------------------

        1,046         221,190        385     (379,601)     117,160         8,119        (46,523)     105,609       67,726
--------------------------------------------------------------------------------------------------------------------------
       40,440         302,392      5,470     (190,484)     135,770         9,334        (15,977)     116,274      120,192
--------------------------------------------------------------------------------------------------------------------------
       76,701          28,744     14,714      633,769       29,396            --         64,670       67,549       54,114
--------------------------------------------------------------------------------------------------------------------------
$     117,141   $     331,136   $ 20,184   $  443,285   $  165,166   $     9,334   $     48,693   $  183,823   $  174,306
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                              ------------------------------------------------------------------
                                                                                             S&P          S&P          S&P
                                                                S&P 500      S&P 500        MIDCAP       MIDCAP      SMALLCAP
                                                                 PURE          PURE        400 PURE     400 PURE     600 PURE
                                                              GROWTH (u)*   VALUE (v)*   GROWTH (w)*   VALUE (x)*   GROWTH (y)*
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ...............................................   $        --   $    3,477   $        --   $      468   $        --
Expenses:
   Mortality and expense risk fees ........................           509        1,266           485          386           195
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................          (509)       2,211          (485)          82          (195)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................         2,294       46,625         5,306       17,321           986
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................            --           --            --           --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................            --           --            --           --            --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .............................................         2,294       46,625         5,306       17,321           986
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        16,569       17,051        14,927        6,096         4,061
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................   $    18,354   $   65,887   $    19,748   $   23,499   $     4,852
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                              ------------------------------------------------------------------
                                                                                            S&P            S&P         S&P
                                                                S&P 500      S&P 500       MIDCAP        MIDCAP      SMALLCAP
                                                                 PURE          PURE       400 PURE      400 PURE     600 PURE
                                                              GROWTH (u)*   VALUE (v)*   GROWTH (w)*   VALUE (x)*   GROWTH (y)*
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $      (509)  $    2,211   $      (485)  $       82   $      (195)
   Net realized gain (loss) on investments in portfolio
     shares ...............................................         2,294       46,625         5,306       17,321           986
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................        16,569       17,051        14,927        6,096         4,061
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................        18,354       65,887        19,748       23,499         4,852
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....           838        1,369            --          308           590
   Contract redemptions ...................................          (324)     (1,039)       (18,142)         (40)         (309)
   Net transfers (including mortality transfers) ..........       102,919       46,269        58,716       92,744         7,707
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...............................       103,433       46,599        40,574       93,012         7,988
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................       121,787      112,486        60,322      116,511        12,840
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................         7,419       29,958        23,159        1,334        25,384
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ............................   $   129,206   $  142,444   $    83,481   $  117,845   $    38,224
================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                      SELIGMAN
                                         RYDEX VARIABLE TRUST (CONTINUED)                                            PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
  S&P                                                                           U.S.
 SMALLCAP    STRENGTHENING                                                   GOVERNMENT                WEAKENING   COMMUNICATIONS
 600 PURE      DOLLAR 2X                       TELE-                           MONEY                   DOLLAR 2X        AND
 VALUE (z)*    STRATEGY       TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES    STRATEGY     INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------
$     1,541   $          --   $       --   $        3,017   $          153   $      183   $   7,498   $        2   $           --

      2,583             140          532              485              102        2,885       1,024           60            1,093
-----------------------------------------------------------------------------------------------------------------------------------
     (1,042)           (140)        (532)           2,532               51       (2,702)      6,474          (58)          (1,093)
-----------------------------------------------------------------------------------------------------------------------------------
    138,707          (4,990)       1,900           (1,417)             987           --      10,352          760          (27,676)

         --             134           --               --               --           --          --           --               --

         --             248           --               --               --           --          --           --               --
-----------------------------------------------------------------------------------------------------------------------------------
    138,707          (4,608)       1,900           (1,417)             987           --      10,352          760          (27,676)
-----------------------------------------------------------------------------------------------------------------------------------
     25,694           1,565       22,632            3,859              133           --       3,700         (415)          73,202
-----------------------------------------------------------------------------------------------------------------------------------
 $  163,359   $      (3,183)  $   24,000    $       4,974     $      1,171   &   (2,702)  $  20,526   $      287   $       44,433
===================================================================================================================================

===================================================================================================================================
                                                                                                                      SELIGMAN
                                         RYDEX VARIABLE TRUST (CONTINUED)                                            PORTFOLIOS
----------------------------------------------------------------------------------------------------------------   ----------------
    S&P                                                                         U.S.
  SMALLCAP    STRENGTHENING                                                  GOVERNMENT               WEAKENING    COMMUNICATIONS
  600 PURE      DOLLAR 2X                       TELE-                          MONEY                  DOLLAR 2X         AND
 VALUE (z)*     STRATEGY      TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES   STRATEGY       INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------
$    (1,042)  $        (140)  $     (532)  $       2,532    $           51   $   (2,702)  $   6,474   $      (58)  $       (1,093)
    138,707          (4,608)       1,900          (1,417)              987           --      10,352          760          (27,676)

     25,694           1,565       22,632           3,859               133           --       3,700         (415)          73,202
-----------------------------------------------------------------------------------------------------------------------------------
    163,359          (3,183)      24,000           4,974             1,171       (2,702)     20,526          287           44,433
-----------------------------------------------------------------------------------------------------------------------------------

      4,162           3,203        8,646              --                --        7,119       6,575          498            2,022
       (457)             --       (1,830)        (30,545)           (4,041)    (123,134)     (9,661)          --             (816)
   (154,530)        (11,598)      97,501          22,889            41,561      159,853      91,706         (114)          13,654
-----------------------------------------------------------------------------------------------------------------------------------
   (150,825)         (8,395)     104,317          (7,656)           37,520       43,838      88,620          384           14,860
-----------------------------------------------------------------------------------------------------------------------------------
     12,534         (11,578)     128,317          (2,682)           38,691       41,136     109,146          671           59,293
-----------------------------------------------------------------------------------------------------------------------------------
     70,150          12,253        1,043          49,820             5,184      278,986      68,916        3,038           72,622
-----------------------------------------------------------------------------------------------------------------------------------
 $   82,684     $       675   $  129,360   $      47,138   $        43,875   $  320,122   $ 178,062   $    3,709   $      131,915
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                THIRD
                                                               SELIGMAN        AVENUE
                                                               PORTFOLIOS     VARIABLE                      VAN ECK
                                                              (CONTINUED)    SERIES TRUST           WORLDWIDE INSURANCE TRUST
                                                              -----------    ------------   ----------------------------------------
                                                                GLOBAL                                      EMERGING         HARD
                                                              TECHNOLOGY        VALUE          BOND          MARKETS        ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $        --    $        --    $     3,681    $       570    $   2,018
Expenses:
   Mortality and expense risk fees ........................           513          6,898          1,390          7,097        7,934
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................          (513)        (6,898)         2,291         (6,527)      (5,916)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................       (18,276)      (151,630)         4,353       (170,520)    (224,442)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................            --             --             --             --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................            --        168,266             --         23,062        4,001
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares............................................       (18,276)        16,636          4,353       (147,458)    (220,441)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................        37,913        243,147          3,306        585,613      572,639
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $    19,124    $   252,885    $     9,950    $   431,628    $ 346,282
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                THIRD
                                                               SELIGMAN        AVENUE
                                                               PORTFOLIOS     VARIABLE                      VAN ECK
                                                              (CONTINUED)    SERIES TRUST           WORLDWIDE INSURANCE TRUST
                                                              -----------    ------------   ----------------------------------------
                                                                GLOBAL                                      EMERGING         HARD
                                                              TECHNOLOGY        VALUE          BOND          MARKETS        ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $      (513)   $    (6,898)   $     2,291    $    (6,527)   $  (5,916)
   Net realized gain (loss) on investments in portfolio
      shares...............................................       (18,276)        16,636          4,353       (147,458)    (220,441)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................        37,913        243,147          3,306        585,613      572,639
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ........................................        19,124        252,885          9,950        431,628      346,282
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....         2,610         82,370         15,258         37,091       18,723
   Contract redemptions ...................................           (23)       (60,124)          (228)       (17,721)     (66,441)
   Net transfers (including mortality transfers) ..........         5,580         23,283        (30,964)       619,043      (90,797)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from contract
      owners' transactions ................................         8,167         45,529        (15,934)       638,413     (138,515)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets ..................        27,291        298,414         (5,984)     1,070,041      207,767
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................        37,803        596,394        135,840        253,526      647,782
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period ..............................   $    65,094    $   894,808    $   129,856    $ 1,323,567    $ 855,549
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================
                                               WELLS FARGO
        VAN ECK WORLDWIDE                       ADVANTAGE
   INSURANCE TRUST (CONTINUED)                  VT FUNDS
---------------------------------    ------------------------------
     MULTI-
    MANAGER             REAL                                            COMBINED
ALTERNATIVES (aa)*   ESTATE (ab)*      DISCOVERY       OPPORTUNITY        TOTAL
--------------------------------------------------------------------   -------------
$             13    $          --    $          --    $          --    $   1,227,043

              88              890            3,740            7,465          991,718
--------------------------------------------------------------------   -------------
             (75)            (890)          (3,740)          (7,465)         235,325
--------------------------------------------------------------------   -------------

            (142)        (118,260)          (1,342)         (75,392)      (8,696,546)

             264               --               --               --           60,053

              --               --               --               --          803,246
--------------------------------------------------------------------   -------------
             122         (118,260)          (1,342)         (75,392)      (7,833,247)
--------------------------------------------------------------------   -------------

             891          150,424          137,082          371,740       38,502,367
--------------------------------------------------------------------   -------------
$            938    $      31,274    $     132,000    $     288,883    $  30,904,445
====================================================================   =============

------------------------------------------------------------------------------------
                                               WELLS FARGO
        VAN ECK WORLDWIDE                       ADVANTAGE
   INSURANCE TRUST (CONTINUED)                  VT FUNDS
---------------------------------    ------------------------------
     MULTI-
    MANAGER             REAL                                            COMBINED
ALTERNATIVES (aa)*   ESTATE (ab)*      DISCOVERY       OPPORTUNITY        TOTAL
------------------------------------------------------------------------------------
$            (75)   $        (890)   $      (3,740)   $      (7,465)   $     235,325
             122         (118,260)          (1,342)         (75,392)      (7,833,247)

             891          150,424          137,082          371,740       38,502,367
--------------------------------------------------------------------   -------------
             938           31,274          132,000          288,883       30,904,445
--------------------------------------------------------------------   -------------

           1,078            7,526           16,189           51,018        4,524,653
             (20)         (23,156)         (36,776)         (37,432)     (13,353,183)
          11,460         (123,852)          32,972          103,557          282,957
--------------------------------------------------------------------   -------------

          12,518         (139,482)          12,385          117,143       (8,545,573)
--------------------------------------------------------------------   -------------
          13,456         (108,208)         144,385          406,026       22,358,872
--------------------------------------------------------------------   -------------
           3,864          108,208          313,615          524,341      103,148,287
--------------------------------------------------------------------   -------------
$         17,320    $          --    $     458,000    $     930,367    $ 125,507,159
====================================================================   =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                              ----------------------------------------------------------------------
                                                                                                              GLOBAL       GLOBAL
                                                                 BASIC          CORE         FINANCIAL        HEALTH        REAL
                                                                 VALUE         EQUITY         SERVICES        CARE         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $       596    $     1,191    $       101    $        --    $  46,644
Expenses:
   Mortality and expense risk fees ........................         1,114            636             53            718        9,084
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................          (518)           555             48           (718)      37,560
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................        (8,100)        (6,418)        (4,330)         3,640     (224,995)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................         2,275             --             11          3,582        9,244
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................        20,922             --            277         12,401       62,845
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .................................        15,097         (6,418)        (4,042)        19,623     (152,906)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       (94,640)       (19,366)        (1,173)       (43,735)    (345,655)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $   (80,061)   $   (25,229)   $    (5,167)   $   (24,830)   $(461,001)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                              ----------------------------------------------------------------------
                                                                                                              GLOBAL       GLOBAL
                                                                 BASIC          CORE         FINANCIAL        HEALTH        REAL
                                                                 VALUE         EQUITY         SERVICES        CARE         ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $      (518)   $       555    $        48    $      (718)   $  37,560
   Net realized gain (loss) on investments in portfolio
      shares...............................................        15,097         (6,418)        (4,042)        19,623     (152,906)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................       (94,640)       (19,366)        (1,173)       (43,735)    (345,655)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................       (80,061)       (25,229)        (5,167)       (24,830)    (461,001)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....        31,205          6,503             --         16,239      136,363
   Contract redemptions ...................................            --            (15)            --           (605)    (126,617)
   Net transfers (including mortality transfers) ..........       (13,636)       (15,394)         2,020         (3,077)    (351,473)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .............................        17,569         (8,906)         2,020         12,557     (341,727)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............       (62,492)       (34,135)        (3,147)       (12,273)    (802,728)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................       134,914         76,422          5,258         74,047    1,343,604
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................   $    72,422    $    42,287    $     2,111    $    61,774    $ 540,876
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                      ALLIANCEBERNSTEIN    AMERICAN
                                                                                                          VARIABLE         CENTURY
          AIM VARIABLE                                                                                    PRODUCTS         VARIABLE
  INSURANCE FUNDS (CONTINUED)                         THE ALGER PORTFOLIOS (ak)*                           SERIES        PORTFOLIOS
---------------------------------    -------------------------------------------------------------    ----------------   -----------
             MID CAP
  HIGH        CORE                       CAPITAL           LARGECAP        MIDCAP       SMALLCAP         GROWTH AND
 YIELD       EQUITY    TECHNOLOGY    APPRECIATION (a)*    GROWTH (b)*      GROWTH      GROWTH (c)*         INCOME          BALANCED
------------------------------------------------------------------------------------------------------------------------------------
$  8,537    $    849   $       --    $              --    $     2,712    $    1,472    $        --    $            324    $     748

     874         499          244               21,450         12,119         8,715         17,642                 146          376
------------------------------------------------------------------------------------------------------------------------------------
   7,663         350         (244)             (21,450)        (9,407)       (7,243)       (17,642)                178          372
------------------------------------------------------------------------------------------------------------------------------------

  (6,972)     (1,596)         (52)              (7,672)        49,501      (118,920)       165,699                (105)      (7,802)

      --         835           --                   --             --       269,558             --                 375          275

      --       6,678           --                   --             --        36,128         24,678               2,374        1,891
------------------------------------------------------------------------------------------------------------------------------------
  (6,972)      5,917          (52)              (7,672)        49,501       186,766        190,377               2,644       (5,636)
------------------------------------------------------------------------------------------------------------------------------------

 (26,800)    (23,632)     (15,240)          (1,214,866)      (742,054)     (870,626)    (1,231,796)            (10,237)      (4,752)
------------------------------------------------------------------------------------------------------------------------------------
$(26,109)   $(17,365)  $  (15,536)   $      (1,243,988)  $   (701,960)   $ (691,103)   $(1,059,061)   $         (7,415)   $ (10,016)
====================================================================================================================================

====================================================================================================================================
                                                                                                      ALLIANCEBERNSTEIN    AMERICAN
                                                                                                          VARIABLE         CENTURY
          AIM VARIABLE                                                                                    PRODUCTS        VARIABLE
  INSURANCE FUNDS (CONTINUED)                         THE ALGER PORTFOLIOS (ak)*                           SERIES        PORTFOLIOS
---------------------------------    -------------------------------------------------------------    ----------------   -----------
             MID CAP
  HIGH        CORE                       CAPITAL           LARGECAP        MIDCAP       SMALLCAP         GROWTH AND
 YIELD       EQUITY    TECHNOLOGY    APPRECIATION (a)*    GROWTH (b)*      GROWTH      GROWTH (c)*         INCOME          BALANCED
------------------------------------------------------------------------------------------------------------------------------------
$  7,663    $    350   $     (244)   $         (21,450)   $    (9,407)   $   (7,243)   $   (17,642)   $            178    $     372
  (6,972)      5,917          (52)              (7,672)        49,501       186,766        190,377               2,644       (5,636)

 (26,800)    (23,632)     (15,240)          (1,214,866)      (742,054)     (870,626)    (1,231,796)            (10,237)      (4,752)
------------------------------------------------------------------------------------------------------------------------------------
 (26,109)    (17,365)     (15,536)          (1,243,988)      (701,960)     (691,103)    (1,059,061)             (7,415)     (10,016)
------------------------------------------------------------------------------------------------------------------------------------

   1,613       5,161        9,338               86,687         76,055        64,667        101,255               1,500       29,629
  (6,672)        (45)        (163)            (127,726)       (65,272)      (79,435)      (181,147)                 --       (2,990)
  31,668      18,923        1,676             (219,196)       (58,596)     (118,063)      (197,795)              4,288       10,628
------------------------------------------------------------------------------------------------------------------------------------

  26,609      24,039       10,851             (260,235)       (47,813)     (132,831)      (277,687)              5,788       37,267
------------------------------------------------------------------------------------------------------------------------------------
     500       6,674       (4,685)          (1,504,223)      (749,773)     (823,934)    (1,336,748)             (1,627)      27,251
------------------------------------------------------------------------------------------------------------------------------------
  67,161      38,240       27,004            2,902,164      1,512,791     1,287,776      2,467,849              14,069       22,736
------------------------------------------------------------------------------------------------------------------------------------
$ 67,661    $ 44,914   $   22,319    $       1,397,941    $   763,018    $  463,842    $ 1,131,101    $         12,442    $  49,987
------------------------------------------------------------------------------------------------------------------------------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                               AMERICAN CENTURY VARIABLE PORTFOLIOS
                                                              ----------------------------------------------------------------------
                                                                                                               LARGE
                                                               INCOME &       INFLATION                       COMPANY
                                                                GROWTH       PROTECTION     INTERNATIONAL      VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $     1,954    $     2,522    $       9,034    $      --    $  18,873
Expenses:
   Mortality and expense risk fees ........................           996            557           11,195           39        7,656
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................           958          1,965           (2,161)         (39)      11,217
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ....................................        (2,819)        (6,798)          26,345       (1,670)     (79,846)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................            --             --               --           --       41,512
   Net realized long-term capital gain distributions from
      investments in portfolio shares .....................        11,696             --          106,123           --       58,686
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ...........................................         8,877         (6,798)         132,468       (1,670)      20,352
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       (51,503)        (2,647)        (771,913)      (1,073)    (272,425)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................   $   (41,668)   $    (7,480)   $    (641,606)   $  (2,782)   $(240,856)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                               AMERICAN CENTURY VARIABLE PORTFOLIOS
                                                              ----------------------------------------------------------------------
                                                                                                               LARGE
                                                               INCOME &       INFLATION                       COMPANY
                                                                GROWTH       PROTECTION     INTERNATIONAL      VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $       958    $     1,965    $      (2,161)   $     (39)   $  11,217
   Net realized gain (loss) on investments in portfolio
      shares ..............................................         8,877         (6,798)         132,468       (1,670)      20,352
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................       (51,503)        (2,647)        (771,913)      (1,073)    (272,425)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................       (41,668)        (7,480)        (641,606)      (2,782)    (240,856)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....        12,936          1,467           56,058        2,277       81,810
   Contract redemptions ...................................       (18,112)        (2,112)          (9,048)          --      (82,282)
   Net transfers (including mortality transfers) ..........       (25,705)        78,247          129,292       11,463     (182,597)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .............................       (30,881)        77,602          176,302       13,740     (183,069)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............       (72,549)        70,122         (465,304)      10,958     (423,925)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................       143,957          1,614        1,271,279           --    1,021,077
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...........................   $    71,408    $    71,736    $     805,975    $  10,958    $ 597,152
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
AMERICAN
 CENTURY
VARIABLE       DIREXION      DREYFUS
PORTFOLIOS     INSURANCE    INVESTMENT                                DREYFUS VARIABLE
(CONTINUED)      TRUST      PORTFOLIOS                                 INVESTMENT FUND            FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
                                            SMALL
                               CAP         SOCIALLY        DREYFUS                                          HIGH
              DYNAMIC VP      STOCK       RESPONSIBLE      STOCK        INTERNATIONAL      CAPITAL         INCOME     INTERNATIONAL
  VISTA        HY BOND        INDEX         GROWTH         INDEX            VALUE         INCOME II        BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
$       --    $      464    $       76    $    16,466    $   186,813    $       5,294    $     10,405     $  37,531    $        855

     2,082            47            94         21,913         89,388            2,090           1,966         3,822           1,294
------------------------------------------------------------------------------------------------------------------------------------
    (2,082)          417           (18)        (5,447)        97,425            3,204           8,439        33,709            (439)
------------------------------------------------------------------------------------------------------------------------------------
   (75,555)           (3)       (1,089)       (82,624)      (141,590)         (42,190)          1,985       (26,861)         (3,806)

     1,205            --            37             --             --           15,416              --            --              --

     9,097            --         1,283             --             --           25,026              --            --              --
------------------------------------------------------------------------------------------------------------------------------------
   (65,253)           (3)          231        (82,624)      (141,590)          (1,748)          1,985       (26,861)         (3,806)
------------------------------------------------------------------------------------------------------------------------------------

   (59,255)       (1,009)       (3,716)      (811,418)    (4,001,347)        (102,471)        (54,964)     (114,124)        (62,940)
------------------------------------------------------------------------------------------------------------------------------------
$ (126,590)   $     (595)   $   (3,503)   $  (899,489)   $(4,045,512)   $    (101,015)   $    (44,540)    $(107,276)   $    (67,185)
====================================================================================================================================

====================================================================================================================================
AMERICAN
 CENTURY
VARIABLE       DIREXION      DREYFUS
PORTFOLIOS     INSURANCE    INVESTMENT                                DREYFUS VARIABLE
(CONTINUED)      TRUST      PORTFOLIOS                                 INVESTMENT FUND            FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
                                            SMALL
                               CAP         SOCIALLY        DREYFUS                                          HIGH
              DYNAMIC VP      STOCK       RESPONSIBLE      STOCK        INTERNATIONAL      CAPITAL         INCOME      INTERNATIONAL
  VISTA        HY BOND        INDEX         GROWTH         INDEX            VALUE         INCOME II        BOND II       EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
$   (2,082)   $      417    $    (18)     $    (5,447)   $    97,425    $       3,204    $      8,439     $  33,709    $       (439)
   (65,253)           (3)        231          (82,624)      (141,590)          (1,748)          1,985       (26,861)         (3,806)

   (59,255)       (1,009)     (3,716)        (811,418)    (4,001,347)        (102,471)        (54,964)     (114,124)        (62,940)
------------------------------------------------------------------------------------------------------------------------------------
  (126,590)         (595)     (3,503)        (899,489)    (4,045,512)        (101,015)        (44,540)     (107,276)        (67,185)
------------------------------------------------------------------------------------------------------------------------------------

     7,532           343         150          114,822        478,777           15,320           8,695        15,513           5,472
   (39,949)           --      (1,228)        (291,946)    (1,131,360)          (8,673)        (17,382)      (47,728)         (3,592)
  (263,073)       20,796      (2,061)         (67,075)      (256,374)         (62,869)         48,624       (20,990)        (68,736)
------------------------------------------------------------------------------------------------------------------------------------
  (295,490)       21,139      (3,139)        (244,199)      (908,957)         (56,222)         39,937       (53,205)        (66,856)
------------------------------------------------------------------------------------------------------------------------------------
  (422,080)       20,544      (6,642)      (1,143,688)    (4,954,469)        (157,237)         (4,603)     (160,481)       (134,041)
------------------------------------------------------------------------------------------------------------------------------------
   492,297            --      14,523        2,645,492     11,178,058          286,140         203,530       429,269         197,576
------------------------------------------------------------------------------------------------------------------------------------
$   70,217    $   20,544    $  7,881      $ 1,501,804    $ 6,223,589    $     128,903    $    198,927     $ 268,788    $     63,535
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                      FEDERATED INSURANCE
                                                                       SERIES (CONTINUED)               JANUS ASPEN SERIES
                                                                 ----------------------------   ------------------------------------
                                                                                   MARKET                               GLOBAL LIFE
                                                                 KAUFMANN II   OPPORTUNITY II    BALANCED     FORTY      SCIENCES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $           17   $   4,605   $     636   $        --
Expenses:
   Mortality and expense risk fees ............................        2,358              140       1,753       3,807            37
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................       (2,358)            (123)      2,852      (3,171)          (37)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................       (2,291)          (8,096)     (7,571)     (3,503)         (250)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................        7,799               --          62          --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................       17,276               --      12,114          --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ...............................................       22,784           (8,096)      4,605      (3,503)         (250)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................     (146,887)           1,676     (43,100)   (276,804)         (524)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...  $  (126,461)  $       (6,543)  $ (35,643)  $(283,478)  $      (811)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                      FEDERATED INSURANCE
                                                                       SERIES (CONTINUED)               JANUS ASPEN SERIES
                                                                 ----------------------------   ------------------------------------
                                                                                   MARKET                               GLOBAL LIFE
                                                                 KAUFMANN II   OPPORTUNITY II    BALANCED     FORTY      SCIENCES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $    (2,358)  $         (123)  $   2,852   $  (3,171)  $       (37)
   Net realized gain (loss) on investments in
      portfolio shares ........................................       22,784           (8,096)      4,605      (3,503)         (250)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .......     (146,887)           1,676     (43,100)   (276,804)         (524)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...........................................     (126,461)          (6,543)    (35,643)   (283,478)         (811)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........       35,350            2,454      10,656      12,681           312
   Contract redemptions .......................................         (560)              --        (141)     (1,471)           --
   Net transfers (including mortality transfers) ..............      (14,083)          63,816    (135,933)    103,072          (280)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................       20,707           66,270    (125,418)    114,282            32
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................     (105,754)          59,727    (161,061)   (169,196)         (779)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      288,415              848     309,066     473,327         2,140
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................  $   182,661   $       60,575   $ 148,005   $ 304,131   $     1,361
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                    JANUS ASPEN SERIES (CONTINUED)                                        LAZARD RETIREMENT SERIES
------------------------------------------------------------------------------------------------------   ---------------------------
                                                                            PERKINS
                                                               PERKINS       SMALL
GROWTH AND                                                     MID CAP      COMPANY                       EMERGING   INTERNATIONAL
  INCOME     OVERSEAS (s)*    JANUS (r)*    ENTERPRISE (q)*   VALUE (o)*   VALUE (p)*   WORLDWIDE (t)*     MARKETS      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$    7,318   $      28,536   $     33,433   $        13,638   $       75   $       --   $       91,870   $   34,673  $        1,391

     7,264          23,700         44,836            54,811           56           41           77,562       15,179           1,064
------------------------------------------------------------------------------------------------------------------------------------
        54           4,836        (11,403)          (41,173)          19          (41)          14,308       19,494             327
------------------------------------------------------------------------------------------------------------------------------------

     5,139          80,543       (149,284)         (282,626)         (88)      (2,064)        (519,973)     (76,907)         (1,826)

        --          36,969             --                --           68           --               --       43,081              --

        --         336,891             --           315,366          200          101               --       58,040             371
------------------------------------------------------------------------------------------------------------------------------------
     5,139         454,403       (149,284)           32,740          180       (1,963)        (519,973)      24,214          (1,455)
------------------------------------------------------------------------------------------------------------------------------------

  (376,594)     (1,860,656)    (1,976,093)       (2,848,009)      (2,997)         321       (3,869,004)    (963,173)        (48,596)
------------------------------------------------------------------------------------------------------------------------------------
$ (371,401)  $  (1,401,417)  $ (2,136,780)  $    (2,856,442)  $   (2,798)  $   (1,683)  $   (4,374,669)  $ (919,465) $      (49,724)
====================================================================================================================================

====================================================================================================================================
                                    JANUS ASPEN SERIES (CONTINUED)                                        LAZARD RETIREMENT SERIES
------------------------------------------------------------------------------------------------------   ---------------------------
                                                                            PERKINS
                                                               PERKINS       SMALL
GROWTH AND                                                     MID CAP      COMPANY                       EMERGING   INTERNATIONAL
  INCOME     OVERSEAS (s)*    JANUS (r)*    ENTERPRISE (q)*   VALUE (o)*   VALUE (p)*   WORLDWIDE (t)*     MARKETS      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$       54   $       4,836   $    (11,403)  $       (41,173)  $       19   $      (41)  $       14,308   $   19,494  $          327

     5,139         454,403       (149,284)           32,740          180       (1,963)        (519,973)      24,214          (1,455)

  (376,594)     (1,860,656)    (1,976,093)       (2,848,009)      (2,997)         321       (3,869,004)    (963,173)        (48,596)
------------------------------------------------------------------------------------------------------------------------------------
  (371,401)     (1,401,417)    (2,136,780)       (2,856,442)      (2,798)      (1,683)      (4,374,669)    (919,465)        (49,724)
------------------------------------------------------------------------------------------------------------------------------------

    27,415         219,563        248,911           262,915          587          107          360,761      108,244             149
   (38,229)       (329,921)      (403,487)         (553,705)          --           --       (1,152,887)      (6,568)           (418)
     3,397        (902,431)       (33,527)          (85,994)      13,694       (6,784)        (144,650)      58,630          (4,674)
------------------------------------------------------------------------------------------------------------------------------------

    (7,417)     (1,012,789)      (188,103)         (376,784)      14,281       (6,677)        (936,776)     160,306          (4,943)
------------------------------------------------------------------------------------------------------------------------------------
  (378,818)     (2,414,206)    (2,324,883)       (3,233,226)      11,483       (8,360)      (5,311,445)    (759,159)        (54,667)
------------------------------------------------------------------------------------------------------------------------------------
   884,459       3,425,484      5,450,166         6,713,036        2,255       10,932       10,275,788    1,694,724         136,377
------------------------------------------------------------------------------------------------------------------------------------
$  505,641   $   1,011,278   $  3,125,283   $     3,479,810   $   13,738   $    2,572   $    4,964,343   $  935,565  $       81,710
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                   LAZARD                           LEGG MASON PARTNERS
                                                          RETIREMENT SERIES (CONTINUED)            VARIABLE EQUITY TRUST
                                                          ----------------------------   -------------------------------------------
                                                                                                         CLEARBRIDGE
                                                               US                        CLEARBRIDGE        EQUITY      CLEARBRIDGE
                                                          SMALL-MID CAP   US STRATEGIC    AGGRESSIVE        INCOME      FUNDAMENTAL
                                                           EQUITY (n)*       EQUITY      GROWTH (af)*   BUILDER (ag)*   VALUE (ah)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................  $          --   $        598   $         --   $          27   $        46
Expenses:
   Mortality and expense risk fees .....................          2,264            726             94              26            27
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..................         (2,264)          (128)           (94)              1            19
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..................        (18,062)          (194)        (5,418)           (141)         (515)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ...........................................             --             --             --              39            --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .................................             --             --             --              14             3
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ...........................        (18,062)          (194)        (5,418)            (88)         (512)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares ...        (73,608)       (30,426)           (41)           (925)         (860)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ...............................  $     (93,934)  $    (30,748)  $     (5,553)  $      (1,012)  $    (1,353)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                   LAZARD                           LEGG MASON PARTNERS
                                                          RETIREMENT SERIES (CONTINUED)            VARIABLE EQUITY TRUST
                                                          ----------------------------   -------------------------------------------
                                                                                                         CLEARBRIDGE
                                                               US                        CLEARBRIDGE        EQUITY      CLEARBRIDGE
                                                          SMALL-MID CAP   US STRATEGIC    AGGRESSIVE        INCOME      FUNDAMENTAL
                                                           EQUITY (n)*       EQUITY      GROWTH (af)*   BUILDER (ag)*   VALUE (ah)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................  $      (2,264)  $       (128)  $        (94)  $           1   $        19
   Net realized gain (loss) on investments in
      portfolio shares .................................        (18,062)          (194)        (5,418)            (88)         (512)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ...........................................        (73,608)       (30,426)           (41)           (925)         (860)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ....................................        (93,934)       (30,748)        (5,553)         (1,012)       (1,353)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ........................................         30,845          3,896          5,352              83            --
   Contract redemptions ................................         (3,108)           (20)        (1,670)           (132)         (249)
   Net transfers (including mortality transfers) .......         10,424          1,125          3,021           4,408        (2,225)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................         38,161          5,001          6,703           4,359        (2,474)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ............        (55,773)       (25,747)         1,150           3,347        (3,827)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................        254,640         82,857          5,124           3,329         5,750
      Net assets, end of period ........................  $     198,867   $     57,110   $      6,274   $       6,676   $     1,923
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
    LEGG
   MASON
  PARTNERS
EQUITY TRUST         LEGG MASON PARTNERS              LORD ABBETT                         NEUBERGER BERMAN
(CONTINUED)         VARIABLE INCOME TRUST             SERIES FUND                    ADVISERS MANAGEMENT TRUST
------------   -------------------------------   ----------------------   --------------------------------------------------
CLEARBRIDGE                      WESTERN ASSET                              HIGH
 LARGE CAP                         STRATEGIC     AMERICA'S   GROWTH AND    INCOME      MID-CAP
GROWTH (ai)*   GOVERNMENT (d)*     BOND (aj)*      VALUE       INCOME     BOND (e)*     GROWTH     PARTNERS       REGENCY
----------------------------------------------------------------------------------------------------------------------------
$          9   $            --   $       2,058   $   4,069   $   12,029   $      --   $      --   $     2,153   $     1,209

          38                --             310       1,433        8,481          43         649         4,333           988
----------------------------------------------------------------------------------------------------------------------------
         (29)               --           1,748       2,636        3,548         (43)       (649)       (2,180)          221
----------------------------------------------------------------------------------------------------------------------------

        (497)               (4)         (1,965)    (36,069)     (32,543)       (634)     (1,197)      (11,788)       (6,997)

          --                --              --         128           --          --          --           566            --

          --                --              --       2,314        2,816          --          --        67,382           223
----------------------------------------------------------------------------------------------------------------------------
        (497)               (4)         (1,965)    (33,627)     (29,727)       (634)     (1,197)       56,160        (6,774)
----------------------------------------------------------------------------------------------------------------------------

        (896)                3          (6,012)    (14,369)    (352,606)         16     (36,258)     (327,904)      (51,919)
----------------------------------------------------------------------------------------------------------------------------
$     (1,422)  $            (1)  $      (6,229)  $ (45,360)  $ (378,785)  $    (661)  $ (38,104)  $  (273,924)  $   (58,472)
============================================================================================================================

============================================================================================================================
    LEGG
   MASON
  PARTNERS
EQUITY TRUST         LEGG MASON PARTNERS              LORD ABBETT                         NEUBERGER BERMAN
(CONTINUED)         VARIABLE INCOME TRUST             SERIES FUND                    ADVISERS MANAGEMENT TRUST
------------   -------------------------------   ----------------------   --------------------------------------------------
CLEARBRIDGE                      WESTERN ASSET                              HIGH
 LARGE CAP                         STRATEGIC     AMERICA'S   GROWTH AND    INCOME      MID-CAP
GROWTH (ai)*   GOVERNMENT (d)*     BOND (aj)*      VALUE       INCOME     BOND (e)*     GROWTH     PARTNERS       REGENCY
----------------------------------------------------------------------------------------------------------------------------
$        (29)  $            --   $       1,748   $   2,636   $    3,548   $     (43)  $    (649)  $    (2,180)  $       221
        (497)               (4)         (1,965)    (33,627)     (29,727)       (634)     (1,197)       56,160        (6,774)

        (896)                3          (6,012)    (14,369)    (352,606)         16     (36,258)     (327,904)      (51,919)
----------------------------------------------------------------------------------------------------------------------------
      (1,422)               (1)         (6,229)    (45,360)    (378,785)       (661)    (38,104)     (273,924)      (58,472)
----------------------------------------------------------------------------------------------------------------------------

         656                --           9,852      13,510       84,220         100      12,379        12,743         7,088
         (48)               --          (5,561)    (25,999)     (47,275)         --        (494)      (41,644)         (712)
        (553)              (76)         (1,001)   (183,106)     (80,472)        378     (34,839)      (24,056)       24,754
----------------------------------------------------------------------------------------------------------------------------

          55               (76)          3,290    (195,595)     (43,527)        478     (22,954)      (52,957)       31,130
----------------------------------------------------------------------------------------------------------------------------
      (1,367)              (77)         (2,939)   (240,955)    (422,312)       (183)    (61,058)     (326,881)      (27,342)
----------------------------------------------------------------------------------------------------------------------------
       3,606                77          30,663     324,294    1,012,508         183     105,495       555,587       125,248
----------------------------------------------------------------------------------------------------------------------------
       2,239   $            --   $      27,724   $  83,339   $  590,196   $      --   $  44,437   $   228,706   $    97,906
============================================================================================================================

                                                                              37

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                           NEUBERGER BERMAN                 NORTHERN LIGHTS
                                                                 ADVISERS MANAGEMENT TRUST (CONTINUED)       VARIABLE TRUST
                                                                 -------------------------------------   ---------------------------
                                                                   SHORT
                                                                  DURATION    SMALL-CAP      SOCIALLY        JNF          JNF
                                                                  BOND (f)*   GROWTH (g)*   RESPONSIVE     BALANCED      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $    4,112   $        --   $      111   $183,322      $    113,417
Expenses:
   Mortality and expense risk fees ............................       1,295            83           48        89,174        469,612
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................       2,817           (83)          63        94,148       (356,195)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................     (29,740)         (558)         260      (249,656)   (19,087,842)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................          --            --           38            --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................          --           290          342            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ...............................................     (29,740)         (268)         640      (249,656)   (19,087,842)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................      (4,558)       (4,283)      (2,860)   (2,230,638)   (18,555,663)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...  $  (31,481)  $    (4,634)  $   (2,157)  $(2,386,146)  $(37,999,700)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                           NEUBERGER BERMAN                   NORTHERN LIGHTS
                                                                 ADVISERS MANAGEMENT TRUST (CONTINUED)         VARIABLE TRUST
                                                                 -------------------------------------   ---------------------------
                                                                   SHORT
                                                                  DURATION    SMALL-CAP      SOCIALLY        JNF          JNF
                                                                  BOND (f)*   GROWTH (g)*   RESPONSIVE     BALANCED      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $    2,817   $       (83)  $       63   $    94,148   $   (356,195)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................     (29,740)         (268)         640      (249,656)   (19,087,842)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................      (4,558)       (4,283)      (2,860)   (2,230,638)   (18,555,663)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...     (31,481)       (4,634)      (2,157)   (2,386,146)   (37,999,700)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........       6,619            --        1,052       338,708      1,411,426
   Contract redemptions .......................................        (571)           --          (15)     (928,473)    (7,887,106)
   Net transfers (including mortality transfers) ..............     (69,005)       (6,218)         862      (674,909)    (5,652,060)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................     (62,957)       (6,218)       1,899    (1,264,674)   (12,127,740)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................     (94,438)      (10,852)        (258)   (3,650,820)   (50,127,440)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     146,273        16,618        3,980    10,754,899     97,580,323
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................  $   51,835   $     5,766   $    3,722   $ 7,104,079   $ 47,452,883
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================
   NORTHERN LIGHTS
   VARIABLE TRUST
     (CONTINUED)                                          PIMCO VARIABLE INSURANCE TRUST
------------------------   ---------------------------------------------------------------------------------------------
  JNL                                                               FOREIGN
 LOOMIS         JNF                     COMMODITY-     EMERGING      BOND                                    LONG TERM
 SAYLES        MONEY          ALL       REALRETURN     MARKETS     US DOLLAR-    GLOBAL BOND       HIGH          US
BOND (h)*    MARKET (i)*     ASSET       STRATEGY        BOND        HEDGED        UNHEDGED        YIELD     GOVERNMENT
------------------------------------------------------------------------------------------------------------------------
$       72   $   146,798   $    7,817   $     7,960   $      566   $      278   $       1,985   $      400   $    3,809
        14        58,841          590         2,052           86           78             618           46        1,015
------------------------------------------------------------------------------------------------------------------------
        58        87,957        7,227         5,908          480          200           1,367          354        2,794
------------------------------------------------------------------------------------------------------------------------

    (1,816)           --       (3,164)      (77,506)      (2,447)      (2,004)         (4,821)      (1,714)      (3,570)

        --            --          108           738          190           --              --           --        1,167

        --            --          480            --          184           --              --           17        1,019
------------------------------------------------------------------------------------------------------------------------
    (1,816)           --       (2,576)      (76,768)      (2,073)      (2,004)         (4,821)      (1,697)      (1,384)
------------------------------------------------------------------------------------------------------------------------

        --            --       (7,393)      (37,110)         248           28          (6,029)         903       19,090
------------------------------------------------------------------------------------------------------------------------
$   (1,758)  $    87,957   $   (2,742)  $  (107,970)  $   (1,345)  $   (1,776)  $      (9,483)  $     (440)  $   20,500
========================================================================================================================

========================================================================================================================
   NORTHERN LIGHTS
   VARIABLE TRUST
     (CONTINUED)                                          PIMCO VARIABLE INSURANCE TRUST
------------------------   ---------------------------------------------------------------------------------------------
  JNL                                                               FOREIGN
 LOOMIS         JNF                     COMMODITY-     EMERGING      BOND                                    LONG TERM
 SAYLES        MONEY          ALL       REALRETURN     MARKETS     US DOLLAR-    GLOBAL BOND       HIGH          US
BOND (h)*    MARKET (i)*     ASSET       STRATEGY        BOND        HEDGED        UNHEDGED        YIELD     GOVERNMENT
------------------------------------------------------------------------------------------------------------------------
$       58   $    87,957   $    7,227   $     5,908   $      480   $      200   $       1,367   $      354   $    2,794
    (1,816)           --       (2,576)      (76,768)      (2,073)      (2,004)         (4,821)      (1,697)      (1,384)
        --            --       (7,393)      (37,110)         248           28          (6,029)         903       19,090
------------------------------------------------------------------------------------------------------------------------
    (1,758)       87,957       (2,742)     (107,970)      (1,345)      (1,776)         (9,483)        (440)      20,500
------------------------------------------------------------------------------------------------------------------------

        --       255,859           --         2,114           --          318           5,527           64       19,792
        --    (1,989,352)          --        (4,635)          --           --            (423)        (295)        (356)
     1,758     9,836,951      166,368       153,549           37        2,397          67,245       24,033      204,974
------------------------------------------------------------------------------------------------------------------------

     1,758     8,103,458      166,368       151,028           37        2,715          72,349       23,802      224,410
------------------------------------------------------------------------------------------------------------------------
        --     8,191,415      163,626        43,058       (1,308)         939          62,866       23,362      244,910
------------------------------------------------------------------------------------------------------------------------
        --            --           --         2,344        8,477           27             481        3,752       51,665
------------------------------------------------------------------------------------------------------------------------
$       --   $ 8,191,415   $  163,626   $    45,402   $    7,169   $      966   $      63,347   $   27,114   $  296,575
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                 PIMCO VARIABLE INSURANCE TRUST
                                                                 -------------------------------------------------------------------
                                                                                            REALESTATE-
                                                                    LOW         MONEY       REALRETURN       REAL         SHORT-
                                                                  DURATION    MARKET (j)*    STRATEGY       RETURN         TERM
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $      179   $    97,032   $        --   $   12,511   $      3,233
Expenses:
   Mortality and expense risk fees ...........................           38        30,802           292        3,580            874
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................          141        66,230          (292)       8,931          2,359
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........................       (1,962)           --       (21,763)       4,335         (2,006)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................           17            --            --          602             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           30            --            --           --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ..............................................       (1,915)           --       (21,763)       4,937         (2,006)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................          (55)           --         2,598      (53,933)          (464)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   $   (1,829)  $    66,230     $ (19,457)  $  (40,065)  $       (111)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                 PIMCO VARIABLE INSURANCE TRUST
                                                                 -------------------------------------------------------------------
                                                                                            REALESTATE-
                                                                    LOW         MONEY       REALRETURN       REAL         SHORT-
                                                                  DURATION    MARKET (j)*    STRATEGY       RETURN         TERM
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $      141   $    66,230   $      (292)  $    8,931   $      2,359
   Net realized gain (loss) on investments in portfolio
      shares .................................................       (1,915)           --       (21,763)       4,937         (2,006)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................          (55)           --         2,598      (53,933)          (464)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..       (1,829)       66,230       (19,457)     (40,065)          (111)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......            2        66,264            --       15,382         10,035
   Contract redemptions ......................................           --      (601,405)       (1,305)      (5,759)        (3,690)
   Net transfers (including mortality transfers) .............        4,679    (8,902,323)      (53,276)     165,704       (104,295)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................        4,681    (9,437,464)      (54,581)     175,327        (97,950)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................        2,852    (9,371,234)      (74,038)     135,262        (98,061)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................           --     9,371,234        92,112      222,968        130,794
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..............................   $    2,852   $        --   $    18,074   $  358,230   $     32,733
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
         PIMCO
   VARIABLE INSURANCE
    TRUST (CONTINUED)                                        PIONEER VARIABLE CONTRACTS TRUST
---------------------------   ------------------------------------------------------------------------------------------------
                                                                                      GLOBAL
STOCKSPLUS(R)      TOTAL        CULLEN       EMERGING      EQUITY                      HIGH           HIGH      INTERNATIONAL
TOTAL RETURN      RETURN        VALUE        MARKETS       INCOME        FUND          YIELD          YIELD        VALUE
------------------------------------------------------------------------------------------------------------------------------
$          78   $    16,976   $       --   $       380   $    8,282   $      349   $         253   $    6,994   $         161

            9         3,801           --         4,160        3,178          205              28          843             242
------------------------------------------------------------------------------------------------------------------------------
           69        13,175           --        (3,780)       5,104          144             225        6,151             (81)
------------------------------------------------------------------------------------------------------------------------------

           (5)        6,582           --      (136,474)         (44)      (7,082)           (892)        (183)           (444)

           72         4,474           --         2,822          528           --              --           --              --

          109         3,059           --        64,594       18,749          733              --          868             457
------------------------------------------------------------------------------------------------------------------------------
          176        14,115           --       (69,058)      19,233       (6,349)           (892)         685              13
------------------------------------------------------------------------------------------------------------------------------

         (752)      (17,344)          (5)     (231,274)    (137,800)      (5,416)           (178)     (43,459)        (15,277)
------------------------------------------------------------------------------------------------------------------------------
$        (507)  $     9,946   $       (5)  $  (304,112)  $ (113,463)  $  (11,621)  $        (845)  $  (36,623)  $     (15,345)
==============================================================================================================================

==============================================================================================================================
         PIMCO
   VARIABLE INSURANCE
    TRUST (CONTINUED)                                        PIONEER VARIABLE CONTRACTS TRUST
---------------------------   ------------------------------------------------------------------------------------------------
                                                                                      GLOBAL
STOCKSPLUS(R)      TOTAL        CULLEN       EMERGING      EQUITY                      HIGH           HIGH      INTERNATIONAL
TOTAL RETURN      RETURN        VALUE        MARKETS       INCOME        FUND          YIELD          YIELD        VALUE
------------------------------------------------------------------------------------------------------------------------------
$          69   $    13,175   $       --   $    (3,780)  $    5,104   $      144   $         225   $    6,151   $         (81)
          176        14,115           --       (69,058)      19,233       (6,349)           (892)         685              13

         (752)      (17,344)          (5)     (231,274)    (137,800)      (5,416)           (178)     (43,459)        (15,277)
------------------------------------------------------------------------------------------------------------------------------
         (507)        9,946           (5)     (304,112)    (113,463)     (11,621)           (845)     (36,623)        (15,345)
------------------------------------------------------------------------------------------------------------------------------

        2,397        57,776           --        46,936       13,647        1,934              --        3,523             150
           --       (17,543)          --       (36,614)        (908)      (3,719)             --           --              --
        4,613         7,263           41      (274,342)      (2,080)      73,850           1,608       10,349          45,650
------------------------------------------------------------------------------------------------------------------------------

        7,010        47,496           41      (264,020)      10,659       72,065           1,608       13,872          45,800
------------------------------------------------------------------------------------------------------------------------------
        6,503        57,442           36      (568,132)    (102,804)      60,444             763      (22,751)         30,455
------------------------------------------------------------------------------------------------------------------------------
          214       326,142           10       779,368      353,678       18,603              --       90,876          21,750
------------------------------------------------------------------------------------------------------------------------------
$       6,717   $   383,584   $       46   $   211,236   $  250,874   $   79,047   $         763   $   68,125   $      52,205
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                        PIONEER
                                                                        VARIABLE
                                                                        CONTRACT
                                                                         TRUST              ROYCE
                                                                      (CONTINUED)        CAPITAL FUND         RYDEX VARIABLE TRUST
                                                                      -----------   ---------------------   ------------------------
                                                                                                                CLS          CLS
                                                                        MID CAP                             ADVISORONE   ADVISORONE
                                                                         VALUE      MICRO-CAP   SMALL-CAP     AMERIGO     CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........  $       114   $  11,173   $   2,830   $      155   $      139
Expenses:
   Mortality and expense risk fees .................................          125       5,169       4,583           91           13
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................          (11)      6,004      (1,753)          64          126
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .............................................          (30)    (61,781)      9,233         (458)      (1,206)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................           10       5,999      14,842          339           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................        1,023      40,821      21,539          430          194
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..        1,003     (14,961)     45,614          311       (1,012)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares .............................................       (6,123)   (254,759)   (184,425)      (4,338)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........  $    (5,131)  $(263,716)  $(140,564)  $   (3,963)  $     (886)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                        PIONEER
                                                                        VARIABLE
                                                                        CONTRACT
                                                                         TRUST              ROYCE
                                                                      (CONTINUED)        CAPITAL FUND         RYDEX VARIABLE TRUST
                                                                      -----------   ---------------------   ------------------------
                                                                                                                CLS          CLS
                                                                        MID CAP                             ADVISORONE   ADVISORONE
                                                                         VALUE      MICRO-CAP   SMALL-CAP     AMERIGO     CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................   $       (11)  $   6,004   $  (1,753)  $       64   $      126
   Net realized gain (loss) on investments in portfolio shares ....         1,003     (14,961)     45,614          311       (1,012)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................        (6,123)   (254,759)   (184,425)      (4,338)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        (5,131)   (263,716)   (140,564)      (3,963)        (886)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............         3,599      53,103      32,304        2,126           --
   Contract redemptions ...........................................            --     (48,116)     (9,815)          --           --
   Net transfers (including mortality transfers) ..................         1,237    (164,439)    (27,894)      33,815          886
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions .............................................         4,836    (159,452)     (5,405)      35,941          886
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .......................          (295)   (423,168)   (145,969)      31,978           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................        11,712     702,871     495,094        2,061           --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...................................   $    11,417   $ 279,703   $ 349,125   $   34,039   $       --
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
                                           RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
     MULTI-
     HEDGE                      BASIC                     COMMODITIES   CONSUMER     DOW 2X
STRATEGIES (w)*    BANKING    MATERIALS   BIOTECHNOLOGY     STRATEGY    PRODUCTS    STRATEGY   ELECTRONICS     ENERGY
-----------------------------------------------------------------------------------------------------------------------
$             4   $      62   $   2,168   $          --   $     9,624   $     36   $   1,386   $        --   $      --

              7         806       4,712             657         2,443        214         507            91       8,977
-----------------------------------------------------------------------------------------------------------------------
             (3)       (744)     (2,544)           (657)        7,181       (178)        879           (91)     (8,977)
-----------------------------------------------------------------------------------------------------------------------

             (2)    (47,440)   (140,439)        (13,137)     (237,613)    (2,206)    (58,487)      (18,125)   (144,800)

             --          --      16,218              --            --        108          --            --      14,840

             --          --       5,655              --            --        392          --            --       5,422
-----------------------------------------------------------------------------------------------------------------------
             (2)    (47,440)   (118,566)        (13,137)     (237,613)    (1,706)    (58,487)      (18,125)   (124,538)
-----------------------------------------------------------------------------------------------------------------------

           (142)     (8,778)    (99,462)        (13,848)      (45,606)    (3,635)      7,912         8,109    (350,421)
-----------------------------------------------------------------------------------------------------------------------
$          (147)  $ (56,962)  $(220,572)  $     (27,642)  $  (276,038)  $ (5,519)  $ (49,696)  $   (10,107)  $(483,936)
-----------------------------------------------------------------------------------------------------------------------

=======================================================================================================================
                                           RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
     MULTI-
     HEDGE                      BASIC                     COMMODITIES   CONSUMER     DOW 2X
STRATEGIES (w)*    BANKING    MATERIALS   BIOTECHNOLOGY     STRATEGY    PRODUCTS    STRATEGY   ELECTRONICS     ENERGY
-----------------------------------------------------------------------------------------------------------------------
$            (3)  $    (744)  $  (2,544)  $        (657)  $     7,181   $   (178)  $     879   $       (91)  $  (8,977)
             (2)    (47,440)   (118,566)        (13,137)     (237,613)    (1,706)    (58,487)      (18,125)   (124,538)
           (142)     (8,778)    (99,462)        (13,848)      (45,606)    (3,635)      7,912         8,109    (350,421)
-----------------------------------------------------------------------------------------------------------------------
           (147)    (56,962)   (220,572)        (27,642)     (276,038)    (5,519)    (49,696)      (10,107)   (483,936)
-----------------------------------------------------------------------------------------------------------------------

             --       1,478      16,447           1,192         5,612      6,607          (1)           --      53,651
             --      (3,290)   (120,459)         (1,295)       (3,947)      (840)       (616)         (923)   (174,256)
             --      84,804      32,263          71,376       302,278     (6,691)    101,855       (46,258)    176,490
-----------------------------------------------------------------------------------------------------------------------

             --      82,992     (71,749)         71,273       303,943       (924)    101,238       (47,181)     55,885
-----------------------------------------------------------------------------------------------------------------------
           (147)     26,030    (292,321)         43,631        27,905     (6,443)     51,542       (57,288)   (428,051)
-----------------------------------------------------------------------------------------------------------------------
            753      27,448     477,453          25,447        12,914     26,422      46,247        57,288     854,849
-----------------------------------------------------------------------------------------------------------------------
$           606   $  53,478   $ 185,132   $      69,078   $    40,819   $ 19,979   $  97,789   $        --   $ 426,798
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 ------------------------------------------------------------------
                                                                                                                         GOVERNMENT
                                                                                ALL-ASSET                                   LONG
                                                                   ENERGY     CONSERVATIVE    EUROPE 1.25X   FINANCIAL   BOND 1.2X
                                                                  SERVICES   STRATEGY (ae)*     STRATEGY      SERVICES    STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $      --   $           11   $        515   $      --   $   3,191
Expenses:
   Mortality and expense risk fees ...........................      13,700                1            648         183       1,308
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................     (13,700)              10           (133)       (183)      1,883
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........................    (251,985)              --        (20,530)     (8,724)     15,640
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................      53,932                2            807          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................      17,493                1            849          --          --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares .................................    (180,560)               3        (18,874)     (8,724)     15,640
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................    (669,252)               2        (26,132)     (1,151)     40,197
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   $(863,512)  $           15   $    (45,139)  $ (10,058)  $  57,720
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                -------------------------------------------------------------------
                                                                                                                          GOVERNMENT
                                                                                 ALL-ASSET                                   LONG
                                                                   ENERGY      CONSERVATIVE    EUROPE 1.25X   FINANCIAL   BOND 1.2X
                                                                  SERVICES    STRATEGY (ae)*     STRATEGY      SERVICES    STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $   (13,700)  $           10   $       (133)  $    (183)  $   1,883
   Net realized gain (loss) on investments in portfolio
     shares ..................................................     (180,560)               3        (18,874)     (8,724)     15,640
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .....................     (669,252)               2        (26,132)     (1,151)     40,197
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..........................................     (863,512)              15        (45,139)    (10,058)     57,720
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......      102,682               --             (1)      1,645       6,208
   Contract redemptions ......................................     (211,345)              --            (46)         --         (74)
   Net transfers (including mortality transfers) .............     (125,946)             250         (9,485)     39,350     228,422
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .......................     (234,609)             250         (9,532)     40,995     234,556
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................   (1,098,121)             265        (54,671)     30,937     292,276
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    1,601,873               --         91,159         516      96,706
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..............................  $   503,752   $          265   $     36,488   $  31,453   $ 388,982
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================
                                       RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                     INVERSE                                INVERSE
                         INVERSE   GOVERNMENT    INVERSE      INVERSE       RUSSELL    INVERSE
  HEALTH                 DOW 2X     LONG BOND    MID-CAP   NASDAQ-100(R)    2000(R)    S&P 500      JAPAN 2X
   CARE      INTERNET   STRATEGY    STRATEGY    STRATEGY   STRATEGY (k)*   STRATEGY   STRATEGY   STRATEGY (v)*
---------------------------------------------------------------------------------------------------------------
$       --   $     --   $    945   $       48   $    130   $         220   $    597   $  1,032   $         127

       603         34      1,524           73        208             397        300        987             202
---------------------------------------------------------------------------------------------------------------
      (603)       (34)      (579)         (25)       (78)           (177)       297         45             (75)
---------------------------------------------------------------------------------------------------------------

   (20,275)      (600)   (30,806)      (4,911)     4,623           5,290     24,369     36,107         (10,664)

       916         --     11,074           --         --              --         --         --              --

     1,217         --     46,634           --         --              --         --         --              --

---------------------------------------------------------------------------------------------------------------
   (18,142)      (600)    26,902       (4,911)     4,623           5,290     24,369     36,107         (10,664)
---------------------------------------------------------------------------------------------------------------

    (5,024)        --     (5,348)        (129)    (1,206)         (1,103)    (6,351)    (5,190)          1,581
---------------------------------------------------------------------------------------------------------------
$  (23,769)  $   (634)  $ 20,975   $   (5,065)  $  3,339   $       4,010   $ 18,315   $ 30,962   $      (9,158)
===============================================================================================================

===============================================================================================================
                                       RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                     INVERSE                                INVERSE
                         INVERSE   GOVERNMENT    INVERSE      INVERSE       RUSSELL    INVERSE
  HEALTH                 DOW 2X     LONG BOND    MID-CAP   NASDAQ-100(R)    2000(R)    S&P 500      JAPAN 2X
   CARE      INTERNET   STRATEGY    STRATEGY    STRATEGY   STRATEGY (k)*   STRATEGY   STRATEGY   STRATEGY (v)*
---------------------------------------------------------------------------------------------------------------
$     (603)  $    (34)  $   (579)  $      (25)  $    (78)  $        (177)  $    297   $     45   $         (75)
   (18,142)      (600)    26,902       (4,911)     4,623           5,290     24,369     36,107         (10,664)

    (5,024)        --     (5,348)        (129)    (1,206)         (1,103)    (6,351)    (5,190)          1,581
---------------------------------------------------------------------------------------------------------------
   (23,769)      (634)    20,975       (5,065)     3,339           4,010     18,315     30,962          (9,158)
---------------------------------------------------------------------------------------------------------------

     2,603         --      4,768           --         71           1,805        292      1,262              --
    (1,631)        (2)       (15)          --         --              --       (324)       (20)            (50)
   (49,856)       636    240,558       10,472      3,721           7,535     21,511     20,232            (221)
---------------------------------------------------------------------------------------------------------------

   (48,884)       634    245,311       10,472      3,792           9,340     21,479     21,474            (271)
---------------------------------------------------------------------------------------------------------------
   (72,653)        --    266,286        5,407      7,131          13,350     39,794     52,436          (9,429)
---------------------------------------------------------------------------------------------------------------
   113,287         --      1,780        2,220        996              --      4,695     60,580          24,281
$   40,634   $     --   $268,066   $    7,627   $  8,127   $      13,350   $ 44,489   $113,016   $      14,852
===============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                    S&P 500       S&P 500                                S&P MIDCAP
                                                                     PURE          PURE                  MID CAP 1.5X     400 PURE
                                                                  GROWTH (x)*   VALUE (y)*    LEISURE      STRATEGY     GROWTH (z)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments
      in portfolio shares .....................................   $        --   $      533   $      --   $         --   $        --
Expenses:
   Mortality and expense risk fees ............................           113          640         113            471           122
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................          (113)        (107)       (113)          (471)         (122)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .........................           (31)     (74,088)    (15,406)       (13,674)       (3,817)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ....................            --           --         418             --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ....................            --        7,846       2,776             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ..................................           (31)     (66,242)    (12,212)       (13,674)       (3,817)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................         1,267        9,539      (3,270)        (9,917)       (2,864)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $     1,123   $  (56,810)  $ (15,595)  $    (24,062)  $    (6,803)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                    S&P 500       S&P 500                                S&P MIDCAP
                                                                     PURE          PURE                  MID CAP 1.5X     400 PURE
                                                                  GROWTH (x)*   VALUE (y)*    LEISURE      STRATEGY     GROWTH (z)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $      (113)  $     (107)  $    (113)  $       (471)  $      (122)
   Net realized gain (loss) on investments
      in portfolio shares .....................................           (31)     (66,242)    (12,212)       (13,674)       (3,817)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................         1,267        9,539      (3,270)        (9,917)       (2,864)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...         1,123      (56,810)    (15,595)       (24,062)       (6,803)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........           221        2,178          --            640         6,378
   Contract redemptions .......................................            --       (1,464)     (1,100)           (20)          (20)
   Net transfers (including mortality transfers) ..............        (5,682)       9,462      11,949        (10,759)       11,853
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ...................        (5,461)      10,176      10,849        (10,139)       18,211
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................        (4,338)     (46,634)     (4,746)       (34,201)       11,408
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................        11,757       76,592       8,764         57,320        11,751
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................   $     7,419   $   29,958   $   4,018   $     23,119   $    23,159
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                         RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
S&P MIDCAP     MULTI-CAP                                                                                             RUSSELL
 400 PURE        CORE         NASDAQ-100(R)                                    PRECIOUS      REAL                 2000(R) 1.5X
VALUE (aa)*     EQUITY      2X STRATEGY (l)*   NASDAQ-100(R)(m)*     NOVA       METALS      ESTATE    RETAILING     STRATEGY
-------------------------------------------------------------------------------------------------------------------------------
$        --   $        --   $            133   $             258   $    112   $       --   $    281   $      --   $        108

         90            --                702               1,569        427        5,216        609          46            976
-------------------------------------------------------------------------------------------------------------------------------
        (90)           --               (569)             (1,311)      (315)      (5,216)      (328)        (46)          (868)
-------------------------------------------------------------------------------------------------------------------------------

    (25,349)          (70)           (87,950)            (46,529)   (29,871)    (235,582)   (46,867)     (7,486)       (91,023)

         36            --                 --                  --         --           --        724          --             --

        297            --                 --                  --         --           --      2,103          38             --
-------------------------------------------------------------------------------------------------------------------------------

    (25,016)          (70)           (87,950)            (46,529)   (29,871)    (235,582)   (44,040)     (7,448)       (91,023)
-------------------------------------------------------------------------------------------------------------------------------

        361            52              2,716             (40,065)    (9,115)      32,106     15,838          --         44,955
-------------------------------------------------------------------------------------------------------------------------------
$   (24,745)  $       (18)  $        (85,803)  $         (87,905)  $(39,301)  $ (208,692)  $(28,530)  $  (7,494)  $    (46,936)
===============================================================================================================================

===============================================================================================================================
                                                         RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
S&P MIDCAP     MULTI-CAP                                                                                             RUSSELL
 400 PURE        CORE         NASDAQ-100(R)                                    PRECIOUS      REAL                 2000(R) 1.5X
VALUE (aa)*     EQUITY      2X STRATEGY (l)*   NASDAQ-100(R)(m)*     NOVA       METALS      ESTATE    RETAILING     STRATEGY
-------------------------------------------------------------------------------------------------------------------------------

$       (90)  $        --   $           (569)  $          (1,311)  $   (315)  $   (5,216)  $   (328)  $     (46)  $       (868)

    (25,016)          (70)           (87,950)            (46,529)   (29,871)    (235,582)   (44,040)     (7,448)       (91,023)

        361            52              2,716             (40,065)    (9,115)      32,106     15,838          --         44,955
-------------------------------------------------------------------------------------------------------------------------------
    (24,745)          (18)           (85,803)            (87,905)   (39,301)    (208,692)   (28,530)     (7,494)       (46,936)
-------------------------------------------------------------------------------------------------------------------------------

        458            --              1,499              10,552        374       10,949      5,725         292          3,305
       (654)           --             (1,760)             (5,838)      (722)    (108,495)      (302)         (1)       (25,000)
     20,176          (198)            (9,506)            (82,888)    (5,143)     614,814      9,694       7,203        (65,014)
-------------------------------------------------------------------------------------------------------------------------------

     19,980          (198)            (9,767)            (78,174)    (5,491)     517,268     15,117       7,494        (86,709)
-------------------------------------------------------------------------------------------------------------------------------
     (4,765)         (216)           (95,570)           (166,079)   (44,792)     308,576    (13,413)         --       (133,645)
-------------------------------------------------------------------------------------------------------------------------------
      6,099           216            124,314             242,780     59,506      325,193     42,809          --        198,315
-------------------------------------------------------------------------------------------------------------------------------
$     1,334   $        --   $         28,744   $          76,701   $ 14,714   $  633,769   $ 29,396   $      --   $     64,670
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                                              S&P           S&P
                                                              RUSSELL                                      SMALLCAP       SMALLCAP
                                                            2000(R) 2X   S&P 500 2X        ALL-CAP         600 PURE       600 PURE
                                                             STRATEGY     STRATEGY    OPPORTUNITY (u)*   GROWTH (ab)*   VALUE (ac)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................  $      794   $       --   $             --   $         --   $       852
Expenses:
   Mortality and expense risk fees .......................         399          196                973            210         1,208
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................         395         (196)              (973)          (210)         (356)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ....................     (70,552)      (6,773)            (6,719)       (17,411)     (114,016)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............          --           --                215             --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............          --           --                147             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ................................     (70,552)      (6,773)            (6,357)       (17,411)     (114,016)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................       7,178       (8,197)           (49,694)        (2,503)       18,402
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................  $  (62,979)  $  (15,166)  $        (57,024)  $    (20,124)  $   (95,970)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                                              S&P            S&P
                                                              RUSSELL                                      SMALLCAP      SMALLCAP
                                                            2000(R) 2X   S&P 500 2X        ALL-CAP         600 PURE      600 PURE
                                                             STRATEGY     STRATEGY    OPPORTUNITY (u)*   GROWTH (ab)*   VALUE (ac)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $      395   $     (196)  $           (973)  $       (210)  $      (356)
   Net realized gain (loss) on investments in portfolio
      shares .............................................     (70,552)      (6,773)            (6,357)       (17,411)     (114,016)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................       7,178       (8,197)           (49,694)        (2,503)       18,402
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................     (62,979)     (15,166)           (57,024)       (20,124)      (95,970)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...         292        3,358             41,636          1,295         5,463
   Contract redemptions ..................................      (3,135)        (342)               (15)          (790)       (2,141)
   Net transfers (including mortality transfers) .........      93,255       50,550             (4,750)        34,610        40,673
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ..............      90,412       53,566             36,871         35,115        43,995
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............      27,433       38,400            (20,153)        14,991       (51,975)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      40,116       15,714            107,376         10,393       122,125
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..........................  $   67,549   $   54,114   $         87,223   $     25,384   $    70,150
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                 RYDEX VARIABLE TRUST (CONTINUED)                                       SELIGMAN PORTFOLIOS
-------------------------------------------------------------------------------------------------   ----------------------------
                                                                  U.S.
STRENGTHENING                                                  GOVERNMENT               WEAKENING   COMMUNICATIONS
  DOLLAR 2X                       TELE-                           MONEY                 DOLLAR 2X         AND          GLOBAL
   STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES    STRATEGY     INFORMATION    TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------
$          --   $       --   $           --   $           --   $    4,014   $     498   $      --   $           --   $       --

          308          115              712               62        3,750         685         185              976          550
--------------------------------------------------------------------------------------------------------------------------------
         (308)        (115)            (712)             (62)         264        (187)       (185)            (976)        (550)
--------------------------------------------------------------------------------------------------------------------------------

       (1,702)     (22,577)         (36,324)          (3,660)          --     (31,527)     (9,742)           4,065           --

           --          172               --               --           --         805          --               --           --

           --            1               --               --           --         514          --               --           --
--------------------------------------------------------------------------------------------------------------------------------
       (1,702)     (22,404)         (36,324)          (3,660)          --     (30,208)     (9,742)           4,065           --
--------------------------------------------------------------------------------------------------------------------------------

       (1,919)         598              919              580           --       5,277         322          (46,311)     (26,051)
--------------------------------------------------------------------------------------------------------------------------------
$      (3,929)  $  (21,921)  $      (36,117)  $       (3,142)  $      264   $ (25,118)  $  (9,605)  $      (43,222)  $  (26,601)
================================================================================================================================

================================================================================================================================
                                 RYDEX VARIABLE TRUST (CONTINUED)                                       SELIGMAN PORTFOLIOS
-------------------------------------------------------------------------------------------------   ----------------------------
                                                                  U.S.
STRENGTHENING                                                  GOVERNMENT               WEAKENING   COMMUNICATIONS
  DOLLAR 2X                       TELE-                           MONEY                 DOLLAR 2X         AND          GLOBAL
   STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES    STRATEGY     INFORMATION    TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------
$        (308)  $     (115)  $         (712)  $          (62)  $      264   $    (187)  $    (185)  $         (976)  $     (550)
       (1,702)     (22,404)         (36,324)          (3,660)          --     (30,208)     (9,742)           4,065           --

       (1,919)         598              919              580           --       5,277         322          (46,311)     (26,051)
--------------------------------------------------------------------------------------------------------------------------------
       (3,929)     (21,921)         (36,117)          (3,142)         264     (25,118)     (9,605)         (43,222)     (26,601)
--------------------------------------------------------------------------------------------------------------------------------

        6,082          345               --               45        9,380      10,043       3,635            6,961        2,569
           --         (753)          (1,167)              --     (190,731)     (1,949)         --           (8,039)      (4,525)
       10,100       14,582          (13,406)           8,281      183,425      14,883       7,454           (5,583)       1,613
--------------------------------------------------------------------------------------------------------------------------------

       16,182       14,174          (14,573)           8,326        2,074      22,977      11,089           (6,661)        (343)
--------------------------------------------------------------------------------------------------------------------------------
       12,253       (7,747)         (50,690)           5,184        2,338      (2,141)      1,484          (49,883)     (26,944)
--------------------------------------------------------------------------------------------------------------------------------
           --        8,790          100,510               --      276,648      71,057       1,554          122,505       64,747
--------------------------------------------------------------------------------------------------------------------------------
$      12,253   $    1,043   $       49,820   $        5,184   $  278,986   $  68,916   $   3,038   $       72,622   $   37,803
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                    THIRD
                                                                   AVENUE
                                                                  VARIABLE
                                                                SERIES TRUST             VAN ECK WORLDWIDE INSURANCE TRUST
                                                                ------------   -----------------------------------------------------
                                                                                     MULTI-
                                                                                     MANAGER                   EMERGING      HARD
                                                                  VALUE        ALTERNATIVES (ad)*    BOND      MARKETS      ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $      7,285   $                6   $16,312   $      --   $   3,478
Expenses:
   Mortality and expense risk fees ...........................         8,050                   69     1,827       7,046      13,109
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................          (765)                 (63)   14,485      (7,046)     (9,631)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........................       (87,739)              (1,104)   (7,496)   (512,502)     29,672
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................         4,572                   --        --      67,363      69,888
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................       140,538                  184        --     329,651     120,581
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
       shares ................................................        57,371                 (920)   (7,496)   (115,488)    220,141
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................      (506,088)                (125)   (4,090)   (479,693)   (839,797)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..  $   (449,482)  $           (1,108)  $ 2,899   $(602,227)  $(629,287)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                    THIRD
                                                                   AVENUE
                                                                  VARIABLE
                                                                SERIES TRUST             VAN ECK WORLDWIDE INSURANCE TRUST
                                                                ------------   -----------------------------------------------------
                                                                                     MULTI-
                                                                                     MANAGER                   EMERGING      HARD
                                                                  VALUE        ALTERNATIVES (ad)*     BOND      MARKETS     ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $       (765)  $              (63)  $ 14,485  $   (7,046) $  (9,631)
   Net realized gain (loss) on investments in portfolio
     shares                                                           57,371                 (920)    (7,496)   (115,488)   220,141
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .....................      (506,088)                (125)    (4,090)   (479,693)  (839,797)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..      (449,482)              (1,108)     2,899    (602,227)  (629,287)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......       115,291                   82      5,818      44,522    126,050
   Contract redemptions ......................................       (25,903)                 (59)      (661)    (15,273)   (35,635)
   Net transfers (including mortality transfers) .............        63,167                 (746)   (64,327)   (498,745)  (311,400)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ..................       152,555                 (723)   (59,170)   (469,496)  (220,985)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................      (296,927)              (1,831)   (56,271) (1,071,723)  (850,272)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................       893,321                5,695    192,111   1,325,249  1,498,054
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..............................  $    596,394   $            3,864   $135,840  $  253,526  $ 647,782
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================
  VAN ECK
 WORLDWIDE
 INSURANCE
   TRUST            WELLS FARGO
(CONTINUED)     ADVANTAGE VT FUNDS
-----------   -----------------------
    REAL                                   COMBINED
   ESTATE     DISCOVERY   OPPORTUNITY       TOTAL
-------------------------------------   --------------
$     9,831   $      --   $    14,907   $  1,302,835

      1,821       5,131         7,771      1,255,243
-------------------------------------   --------------
      8,010      (5,131)        7,136         47,592
-------------------------------------   --------------

    (35,705)     72,440      (101,440)   (23,931,492)

      4,916          --        51,779        763,768

     26,825          --       124,176      2,181,494
-------------------------------------   --------------
     (3,964)     72,440        74,515    (20,986,230)
-------------------------------------   --------------

   (129,859)   (338,012)     (455,744)   (50,041,072)
-------------------------------------   --------------
$  (125,813)  $(270,703)  $  (374,093)  $(70,979,710)
=====================================   ==============

======================================================
  VAN ECK
 WORLDWIDE
 INSURANCE
   TRUST            WELLS FARGO
(CONTINUED)     ADVANTAGE VT FUNDS
-----------   -----------------------
    REAL                                   COMBINED
   ESTATE     DISCOVERY   OPPORTUNITY       TOTAL
-----------   -----------------------   --------------
$     8,010   $  (5,131)  $     7,136   $      47,592
     (3,964)     72,440        74,515     (20,986,230)

   (129,859)   (338,012)     (455,744)    (50,041,072)
-------------------------------------   --------------
   (125,813)   (270,703)     (374,093)    (70,979,710)
-------------------------------------   --------------

     19,632      27,373        64,818       5,932,455
     (1,872)    (63,978)      (83,204)    (17,503,179)
    (30,125)    (34,466)        2,524      (6,889,196)
-------------------------------------   --------------

    (12,365)    (71,071)      (15,862)    (18,459,920)
-------------------------------------   --------------
   (138,178)   (341,774)     (389,955)    (89,439,630)
-------------------------------------   --------------
    246,386     655,389       914,296     192,587,917
-------------------------------------   --------------
$   108,208   $ 313,615   $   524,341   $ 103,148,287
=====================================   ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 AND 2008

================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust.

      The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

      The following investment subaccounts are available to new investors as of December 31, 2009:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I

THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      LargeCap Growth Portfolio
      MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II (to be liquidated March 2010)
      Kaufmann Fund II
      Market Opportunity Fund II (to be liquidated March 2010)

JANUS ASPEN SERIES
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Global Life Sciences Portfolio (to be liquidated April 2010) Growth and Income Portfolio (to be liquidated April 2010)
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio
      Worldwide Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Equity Income Builder Portfolio
      ClearBridge Fundamental Value Portfolio
      ClearBridge Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Growth and Income Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
      JNF Loomis Sayles Bond Portfolio (to be liquidated February 2010) JNF Money Market Portfolio

PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      All-Asset Aggressive Strategy Fund
      All-Asset Conservative Strategy Fund
      All-Asset Moderate Strategy Fund
      All-Cap Opportunity Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse NASDAQ-100(R) Strategy Fund
      Inverse Russell 2000(R) Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 2X Strategy Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Multi-Cap Core Equity Fund
      Multi-Hedge Strategies Fund
      NASDAQ-100(R) 2X Strategy Fund
      NASDAQ-100(R) Fund
      Nova Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000(R) 1.5X Strategy Fund
      Russell 2000(R) 2X Strategy Fund
      S&P 500 2X Strategy Fund
      S&P 500 Pure Growth Fund
      S&P 500 Pure Value Fund
      S&P MidCap 400 Pure Growth Fund
      S&P MidCap 400 Pure Value Fund
      S&P SmallCap 600 Pure Growth Fund
      S&P SmallCap 600 Pure Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Multi-Manager Alternatives Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES

      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Accounting Standards Codification ("ASC") effective for certain financial statements issued for interim and annual periods ending after December 15, 2009. The ASC identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to GAAP will be incorporated into the ASC through Accounting Standards Updates ("ASU").

      Account C adopted the provisions of ASC 740 (formerly FASB Interpretation No. 48), "Accounting for Uncertainty in Income Taxes", on January 1, 2009. The guidance establishes for all entities, including pass-through entities such as Account C, a minimum threshold for financial statement recognition of the benefit of positions taken in tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain disclosures related to uncertain tax positions. The implementation of ASC 740 had no impact on Account C's financial statements. Account C does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

      In September 2009, the FASB amended ASC-820 "Fair Value Measurements and Disclosures" with ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)." This ASU provides amendments for the fair value measurement of investments to create a practical expedient to measure the fair value of an investment in certain entities on the basis of the net asset value per share of the investment (or its equivalent) determined as of the reporting entity's measurement date. Therefore, certain attributes of the investment (such as restrictions on redemption) and transaction prices from principal-to-principal or brokered transactions will not be considered in measuring the fair value of the investment if the practical expedient is used. The amendment in this ASU also requires disclosures by major category of investment about the attributes of those investments, such as the nature of any restrictions on the investor's ability to redeem its investments at measurement date, any unfunded commitments, and the investment strategies of the investees. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-12, did not have a significant impact to Account C's financial position or results of operations.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in a loss of $165 for the year ended December 31, 2009 and resulted in income of $16,348 for the year ended December 31, 2008.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, Account C adopted ASC-820, "Fair Value Measurements and Disclosures" ("ASC-820") formerly Statement of Financial Accounting Standards No. 157. ASC-820 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. ASC-820 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account C. Unobservable inputs are inputs that reflect Account C's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o   Level 1-   Observable inputs are unadjusted, quoted prices for
                     identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid
                     U.S. Treasury securities, certain common stocks and mutual funds.

      o   Level 2-   Observable inputs other than quoted prices included in
                     Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

      o   Level 3-   Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manger. Account C includes these prices in the amounts disclosed in Level 1 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------
                                        Quoted
                                       prices in     Significant
                                    Active Markets      Other        Significant
                                    for Identical     Observable    Unobservable
                      Total As of       Assets          Inputs         Inputs
                      12/31/2009       (Level 1)      (Level 2)       (Level 3)
--------------------------------------------------------------------------------
Assets:
   Mutual
   Funds             $125,507,159   $  125,507,159            --              --
--------------------------------------------------------------------------------
                     $125,507,159   $  125,507,159            --              --
                     ===========================================================

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $32,984,270 and $133,001,114 for the years ended December 31, 2009 and 2008, respectively. The aggregate proceeds from sales of investments in portfolio shares were $40,431,303 and $148,468,286 for the years ended December 31, 2009 and 2008, respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insuffi-cient to cover the actual sales and administrative expenses.

      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the JNF Equity, of the Northern Lights Series Trust which is 0.69 percent. These fees were $991,718 and $1,255,243 for the years ended December 31, 2009 and 2008, respectively.

      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $118,030 and $96,037 for the years ended December 31, 2009 and 2008, respectively.

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================================================
                                                                        TOTAL
                                                                      NET ASSETS            INVESTMENT
                                                UNITS                 ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                               (000s)   UNIT VALUES     (000s)     RETURN     RATIO       RATIO
----------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2009 ....................       95   $    1.16     $    110      46.84%     1.29       1.00%
      December 31, 2008 ....................       91        0.79           72     -52.41%     0.54       1.00%
      December 31, 2007 ....................       81        1.66          135       0.00%     0.39       1.00%
      December 31, 2006 ....................       61        1.66          101      12.16%     0.14       1.00%
      December 31, 2005 ....................       51        1.48           76       4.23%     0.00       1.00%
   Core Equity Fund
      December 31, 2009 ....................        7       10.24           68      27.05%     2.06       1.00%
      December 31, 2008 ....................        5        8.06           42     -30.87%     1.88       1.00%
      December 31, 2007 ....................        7       11.66           76       7.07%     1.12       1.00%
      December 31, 2006 ....................        5       10.89           58       8.47%     0.53       1.00%
      Inception April 28, 2006 .............       --       10.04           --        N/A       N/A        N/A
  Financial Services Fund
      December 31, 2009 ....................        1        0.53           --      26.19%     3.04       1.00%
      December 31, 2008 ....................        5        0.42            2     -60.00%     1.90       1.00%
      December 31, 2007 ....................        5        1.05            5     -23.36%     7.53       1.00%
      December 31, 2006 ....................        1        1.37            2      16.10%     1.55       1.00%
      December 31, 2005 ....................        2        1.18            2       4.42%     1.32       1.00%
  Global Health Care Fund
      December 31, 2009 ....................       42        1.14           48      26.67%     0.29       1.00%
      December 31, 2008 ....................       68        0.90           62     -29.69%     0.00       1.00%
      December 31, 2007 ....................       58        1.28           74      11.30%     0.00       1.00%
      December 31, 2006 ....................       99        1.15          114       3.60%     0.00       1.00%
      December 31, 2005 ....................      118        1.11          131       7.77%     0.00       1.00%
  Global Real Estate Fund
      December 31, 2009 ....................      340        2.11          719      30.25%     0.00       1.00%
      December 31, 2008 ....................      333        1.62          541     -45.27%     5.17       1.00%
      December 31, 2007 ....................      454        2.96        1,344      -6.62%     4.25       1.00%
      December 31, 2006 ....................      616        3.17        1,953      41.52%     1.40       1.00%
      December 31, 2005 ....................      429        2.24          962      13.13%     1.27       1.00%
  High Yield Fund
      December 31, 2009 ....................        2       13.43           94      51.24%     8.00       1.00%
      December 31, 2008 ....................        3        8.88           68     -26.43%     9.79       1.00%
      December 31, 2007 ....................        4       12.07           67       0.25%     7.47       1.00%
      December 31, 2006 ....................        4       12.04           48       9.65%     8.88       1.00%
      December 31, 2005 ....................        4       10.98           46       1.67%     9.31       1.00%
  Mid Cap Core Equity Fund
      December 31, 2009 ....................       43        1.60           69      28.00%     1.09       1.00%
      December 31, 2008 ....................       36        1.25           45     -29.38%     1.70       1.00%
      December 31, 2007 ....................       22        1.77           38       8.59%     0.05       1.00%
      December 31, 2006 ....................       18        1.63           29       9.40%     0.89       1.00%
      December 31, 2005 ....................       11        1.49           17       6.43%     0.30       1.00%
  Technology Fund
      December 31, 2009 ....................       47        0.57           27      54.05%     0.00       1.00%
      December 31, 2008 ....................       61        0.37           22     -44.78%     0.00       1.00%
      December 31, 2007 ....................       40        0.67           27       6.35%     0.00       1.00%
      December 31, 2006 ....................      125        0.63           79       8.62%     0.00       1.00%
      December 31, 2005 ....................       20        0.58           11       1.75%     0.00       1.00%
THE ALGER PORTFOLIOS:
  Capital Appreciation Portfolio
      December 31, 2009 ....................      440        4.25        1,898      49.65%     0.00       1.00%
      December 31, 2008 ....................      485        2.84        1,398     -45.70%     0.00       1.00%
      December 31, 2007 ....................      547        5.23        2,902      32.07%     0.00       1.00%
      December 31, 2006 ....................      504        3.96        2,029      18.21%     0.00       1.00%
      December 31, 2005 ....................      622        3.35        2,180      13.18%     0.00       1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================================================
                                                                        TOTAL
                                                                      NET ASSETS            INVESTMENT
                                                UNITS                 ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                               (000s)   UNIT VALUES     (000s)     RETURN     RATIO       RATIO
----------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS: (continued)
   LargeCap Growth Portfolio
      December 31, 2009 ....................      651   $    1.71     $  1,111      46.15%     0.65%      1.00%
      December 31, 2008 ....................      654        1.17          763     -46.58%     0.22%      1.00%
      December 31, 2007 ....................      691        2.19        1,513      19.02%     0.32%      1.00%
      December 31, 2006 ....................      679        1.84        1,251       3.95%     0.13%      1.00%
      December 31, 2005 ....................      825        1.77        1,461      10.63%     0.23%      1.00%
   MidCap Growth Portfolio
      December 31, 2009 ....................      295        2.21          651      50.34%     0.00%      1.00%
      December 31, 2008 ....................      316        1.47          464     -58.71%     0.17%      1.00%
      December 31, 2007 ....................      361        3.56        1,288      29.93%     0.00%      1.00%
      December 31, 2006 ....................      353        2.74          966       9.16%     0.00%      1.00%
      December 31, 2005 ....................      468        2.51        1,175       8.66%     0.00%      1.00%
   SmallCap Growth Portfolio
      December 31, 2009 ....................      904        1.64        1,483      43.86%     0.00%      1.00%
      December 31, 2008 ....................      994        1.14        1,131     -46.98%     0.00%      1.00%
      December 31, 2007 ....................    1,147        2.15        2,468      16.22%     0.00%      1.00%
      December 31, 2006 ....................    1,176        1.85        2,180      18.59%     0.00%      1.00%
      December 31, 2005 ....................    1,251        1.56        1,952      15.56%     0.00%      1.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
   FUND, INC.:
   Growth and Income Portfolio
      December 31, 2009 ....................       17        1.01           17      18.82%     4.30%      1.00%
      December 31, 2008 ....................       15        0.85           12     -40.97%     2.23%      1.00%
      December 31, 2007 ....................       10        1.44           14       4.35%     1.59%      1.00%
      December 31, 2006 ....................        5        1.38            6      15.97%     0.44%      1.00%
      December 31, 2005 ....................        6        1.19            7       3.48%     0.90%      1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2009 ....................        7       10.81           72      14.39%     5.17%      1.00%
      December 31, 2008 ....................        5        9.45           50     -21.12%     1.99%      1.00%
      December 31, 2007 ....................        2       11.98           23       3.90%     0.73%      1.00%
      December 31, 2006 ....................       --       11.53            2       8.47%     1.15%      1.00%
      December 31, 2005 ....................       --       10.63            1       5.88%     0.00%      1.00%
      Inception May 1, 2005 ................       --       10.04           --       N/A        N/A        N/A
   Income & Growth Fund
      December 31, 2009 ....................       82        1.05           86      16.67%     4.66%      1.00%
      December 31, 2008 ....................       80        0.90           71     -34.78%     1.97%      1.00%
      December 31, 2007 ....................      104        1.38          144     -1.43%      1.57%      1.00%
      December 31, 2006 ....................       71        1.40           99      15.70%     1.56%      1.00%
      December 31, 2005 ....................       94        1.21          113       4.31%     2.10%      1.00%
   Inflation Protection Fund
      December 31, 2009 ....................        3       12.33           34       9.12%     1.15%      1.00%
      December 31, 2008 ....................        6       11.30           72      -2.59%     4.51%      1.00%
      December 31, 2007 ....................       --       11.60            2       8.41%     5.79%      1.00%
      December 31, 2006 ....................       --       10.70            1       0.56%     3.18%      1.00%
      December 31, 2005 ....................       --       10.64            1       0.57%     4.15%      1.00%
   International Fund
      December 31, 2009 ....................      533        1.57          836      33.05%     2.21%      1.00%
      December 31, 2008 ....................      681        1.18          806     -45.62%     0.81%      1.00%
      December 31, 2007 ....................      587        2.17        1,271      17.30%     0.62%      1.00%
      December 31, 2006 ....................      514        1.85          953      23.33%     1.46%      1.00%
      December 31, 2005 ....................      431        1.50          645      11.94%     1.01%      1.00%
   Large Company Value Fund
      December 31, 2009 ....................       --        6.93            2      18.87%     7.10%      1.00%
      December 31, 2008 ....................        2        5.83           11     -37.91%     0.00%      1.00%
      December 31, 2007 ....................       --        9.39           --      -6.47%     0.00%      1.00%
      Inception May 1, 2007 ................       --       10.04           --        N/A       N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================================================
                                                                        TOTAL
                                                                      NET ASSETS            INVESTMENT
                                                UNITS                 ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                               (000s)   UNIT VALUES     (000s)     RETURN     RATIO       RATIO
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   (continued)
   Ultra Fund
      December 31, 2009 ....................       --   $    8.92     $     --      33.13%     0.00%      1.00%
      December 31, 2008 ....................       --        6.70           --     -42.04%     0.00%      1.00%
      December 31, 2007 ....................       --       11.56           --      15.37%     0.00%      1.00%
      Inception May 1, 2007 ................       --       10.02           --        N/A       N/A        N/A
   Value Fund
      December 31, 2009 ....................      333        2.02          672      18.82%     5.70%      1.00%
      December 31, 2008 ....................      351        1.70          597     -27.66%     2.48%      1.00%
      December 31, 2007 ....................      435        2.35        1,021      -6.00%     1.54%      1.00%
      December 31, 2006 ....................      483        2.50        1,207      17.37%     1.35%      1.00%
      December 31, 2005 ....................      538        2.13        1,144       3.90%     0.89%      1.00%
   Vista Fund
      December 31, 2009 ....................        8        7.64           62      21.27%     0.00%      1.00%
      December 31, 2008 ....................       11        6.30           70     -49.19%     0.00%      1.00%
      December 31, 2007 ....................       40       12.40          492      24.37%     0.00%      1.00%
      Inception May 1, 2007 ................       --        9.97           --        N/A       N/A        N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2009 ....................        3       10.36           34       8.71%     3.33%      1.00%
      December 31, 2008 ....................        2        9.53           21     -10.93%     9.83%      1.00%
      December 31, 2007 ....................       --       10.70           --      -2.73%     1.58%      1.00%
      December 31, 2006 ....................       --       11.00           --       5.16%     0.00%      1.00%
      December 31, 2005 ....................       --       10.46           --       3.98%     0.00%      1.00%
      Inception May 1, 2005 ................       --       10.06           --        N/A       N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2009 ....................        8       10.87           89      23.80%     0.56%      1.00%
      December 31, 2008 ....................        1        8.78            8     -31.62%     0.82%      1.00%
      December 31, 2007 ....................        1       12.84           15      -1.61%     0.49%      1.00%
      December 31, 2006 ....................        2       13.05           20      13.28%     0.37%      1.00%
      December 31, 2005 ....................        1       11.52            7      13.72%     0.00%      1.00%
      Inception May 1, 2005 ................       --       10.13           --        N/A       N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.
      December 31, 2009 ....................      961        1.88        1,827      32.39%     0.95%      1.00%
      December 31, 2008 ....................    1,046        1.42        1,502     -35.16%     0.76%      1.00%
      December 31, 2007 ....................    1,196        2.19        2,646       6.83%     0.53%      1.00%
      December 31, 2006 ....................    1,238        2.05        2,568       8.47%     0.11%      1.00%
      December 31, 2005 ....................    1,423        1.89        2,725       2.16%     0.00%      1.00%
DREYFUS STOCK INDEX FUND
      December 31, 2009 ....................    3,103        2.26        7,134      25.56%     2.08%      1.00%
      December 31, 2008 ....................    3,380        1.80        6,224     -37.93%     2.10%      1.00%
      December 31, 2007 ....................    3,772        2.90       11,178       4.32%     1.69%      1.00%
      December 31, 2006 ....................    4,409        2.78       12,543      14.40%     1.66%      1.00%
      December 31, 2005 ....................    4,901        2.43       12,031       3.40%     1.61%      1.00%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2009 ....................      107        1.52          163      29.91%     3.92%      1.00%
      December 31, 2008 ....................      110        1.17          129     -38.10%     2.55%      1.00%
      December 31, 2007 ....................      151        1.89          286       3.28%     1.64%      1.00%
      December 31, 2006 ....................      181        1.83          332      21.19%     1.52%      1.00%
      December 31, 2005 ....................      248        1.51          375      11.03%     0.00%      1.00%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2009 ....................      167        1.66          281      27.69%     4.78%      1.00%
      December 31, 2008 ....................      150        1.30          199     -21.69%     5.31%      1.00%
      December 31, 2007 ....................      120        1.66          204       3.11%     6.08%      1.00%
      December 31, 2006 ....................      206        1.61          336      15.00%     6.02%      1.00%
      December 31, 2005 ....................      253        1.40          360       5.26%     5.17%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

===========================================================================================================================
                                                                                   TOTAL
                                                                                 NET ASSETS            INVESTMENT
                                                          UNITS                  ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                          (000s)   UNIT VALUES     (000s)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
   High Income Bond Fund II
      December 31, 2009 ...............................      242     $ 2.14        $ 521       51.77%     9.23%      1.00%
      December 31, 2008 ...............................      188       1.41          269      -26.94%     9.86%      1.00%
      December 31, 2007 ...............................      219       1.93          429        2.66%     7.30%      1.00%
      December 31, 2006 ...............................      193       1.88          374        9.94%     7.89%      1.00%
      December 31, 2005 ...............................      169       1.71          290        1.18%     8.76%      1.00%
   International Equity Fund II
      December 31, 2009 ...............................       46       1.71           79       40.16%     2.91%      1.00%
      December 31, 2008 ...............................       52       1.22           64      -46.26%     0.67%      1.00%
      December 31, 2007 ...............................       87       2.27          198        8.10%     0.21%      1.00%
      December 31, 2006 ...............................       66       2.10          139       17.98%     0.19%      1.00%
      December 31, 2005 ...............................      105       1.78          187        7.88%     0.00%      1.00%
   Kaufmann Fund II
      December 31, 2009 ...............................       30       9.24          278       27.80%     0.00%      1.00%
      December 31, 2008 ...............................       25       7.23          183      -42.48%     0.00%      1.00%
      December 31, 2007 ...............................       23      12.57          288       19.49%     0.00%      1.00%
      December 31, 2006 ...............................       --      10.52           --        5.84%     0.00%      1.00%
      Inception November 1, 2006 ......................       --       9.94           --         N/A       N/A        N/A
   Market Opportunity Fund II
      December 31, 2009 ...............................        3       9.74           26        0.31%     2.07%      1.00%
      December 31, 2008 ...............................        6       9.71           61       -1.92%     0.12%      1.00%
      December 31, 2007 ...............................       --       9.90            1       -2.46%     0.89%      1.00%
      December 31, 2006 ...............................       --      10.15           --        1.40%     0.00%      1.00%
      Inception November 1, 2006 ......................       --      10.01           --         N/A       N/A        N/A
JANUS ASPEN SERIES:
   Balanced Portfolio
      December 31, 2009 ...............................       27      10.82          297       24.65%     3.38%      1.00%
      December 31, 2008 ...............................       17       8.68          148      -16.70%     2.65%      1.00%
      December 31, 2007 ...............................       30      10.42          309        4.30%     1.77%      1.00%
      Inception May 1, 2007 ...........................       --       9.99           --         N/A       N/A        N/A
   Enterprise Portfolio
      December 31, 2009 ...............................    1,849       2.50        4,631       43.68%     0.00%      1.00%
      December 31, 2008 ...............................    1,992       1.74        3,480      -44.41%     0.25%      1.00%
      December 31, 2007 ...............................    2,144       3.13        6,713       20.85%     0.22%      1.00%
      December 31, 2006 ...............................    2,278       2.59        5,903       12.61%     0.00%      1.00%
      December 31, 2005 ...............................    2,576       2.30        5,964       11.11%     0.00%      1.00%
   Forty Portfolio
      December 31, 2009 ...............................       43      10.18          439       44.81%     0.04%      1.00%
      December 31, 2008 ...............................       43       7.03          304      -44.69%     0.17%      1.00%
      December 31, 2007 ...............................       37      12.71          473       27.10%     0.34%      1.00%
      Inception May 1, 2007 ...........................       --      10.00           --        N/A        N/A        N/A
   Global Life Sciences Portfolio
      December 31, 2009 ...............................        2       9.55           19       24.51%     0.00%      1.00%
      December 31, 2008 ...............................       --       7.67            1      -29.63%     0.00%      1.00%
      December 31, 2007 ...............................       --      10.90            2        8.89%     0.00%      1.00%
      Inception May 1, 2007 ...........................       --      10.01           --         N/A       N/A        N/A
   Growth and Income Portfolio
      December 31, 2009 ...............................      308       1.40          433       37.25%     0.80%      1.00%
      December 31, 2008 ...............................      497       1.02          506      -41.71%     1.01%      1.00%
      December 31, 2007 ...............................      506       1.75          884        8.02%     2.11%      1.00%
      December 31, 2006 ...............................      443       1.62          718        6.58%     1.87%      1.00%
      December 31, 2005 ...............................      386       1.52          585       11.76%     0.63%      1.00%
   Janus Portfolio
      December 31, 2009 ...............................    1,828       2.07        3,830       35.29%     0.55%      1.00%
      December 31, 2008 ...............................    2,015       1.53        3,125      -40.23%     0.75%      1.00%
      December 31, 2007 ...............................    2,097       2.56        5,450       13.78%     0.73%      1.00%
      December 31, 2006 ...............................    2,297       2.25        5,234       10.29%     0.48%      1.00%
      December 31, 2005 ...............................    2,553       2.04        5,242        3.03%     0.33%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

===========================================================================================================================
                                                                                   TOTAL
                                                                                 NET ASSETS            INVESTMENT
                                                          UNITS                  ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                          (000s)   UNIT VALUES     (000s)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   Overseas Portfolio
      December 31, 2009 ...............................      452     $ 3.48       $ 1,575      77.55%     0.58%      1.00%
      December 31, 2008 ...............................      516       1.96         1,011     -52.54%     1.21%      1.00%
      December 31, 2007 ...............................      829       4.13         3,426      27.08%     0.65%      1.00%
      December 31, 2006 ...............................      743       3.25         2,417      45.74%     2.24%      1.00%
      December 31, 2005 ...............................      272       2.23           608      30.41%     1.40%      1.00%
   Perkins Mid Cap Value Portfolio
      December 31, 2009 ...............................        3       9.40            31      32.39%     0.68%      1.00%
      December 31, 2008 ...............................        2       7.10            14     -28.50%     1.32%      1.00%
      December 31, 2007 ...............................       --       9.93             2      -0.80%     4.41%      1.00%
      Inception May 1, 2007 ...........................       --      10.01            --        N/A       N/A        N/A
   Worldwide Portfolio
      December 31, 2009 ...............................    2,612       2.33         6,148      36.26%     1.42%      1.00%
      December 31, 2008 ...............................    2,873       1.71         4,964     -45.19%     1.19%      1.00%
      December 31, 2007 ...............................    3,255       3.12        10,276       8.33%     0.76%      1.00%
      December 31, 2006 ...............................    3,370       2.88         9,819      17.07%     1.75%      1.00%
      December 31, 2005 ...............................    3,974       2.46         9,776       4.68%     1.35%      1.00%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      December 31, 2009 ...............................       58      25.63         1,492      68.18%     2.79%      1.00%
      December 31, 2008 ...............................       61      15.24           936     -49.25%     2.29%      1.00%
      December 31, 2007 ...............................       56      30.03         1,695      32.00%     1.55%      1.00%
      December 31, 2006 ...............................       27      22.75           627      28.68%     0.47%      1.00%
      December 31, 2005 ...............................       24      17.68           424      39.32%     0.35%      1.00%
   International Equity Portfolio
      December 31, 2009 ...............................        7      12.37            89      20.21%     2.59%      1.00%
      December 31, 2008 ...............................        8      10.29            82     -37.64%     1.31%      1.00%
      December 31, 2007 ...............................        8      16.50           136       9.63%     3.01%      1.00%
      December 31, 2006 ...............................        5      15.05            69      21.37%     0.79%      1.00%
      December 31, 2005 ...............................        6      12.40            75       9.54%     0.42%      1.00%
   US Small-Mid Cap Equity Portfolio
      December 31, 2009 ...............................      258       1.64           421      51.85%     0.00%      1.00%
      December 31, 2008 ...............................      184       1.08           199     -37.21%     0.00%      1.00%
      December 31, 2007 ...............................      148       1.72           255      -8.02%     0.00%      1.00%
      December 31, 2006 ...............................      201       1.87           376      14.72%     0.00%      1.00%
      December 31, 2005 ...............................      211       1.63           344       3.16%     0.00%      1.00%
   US Strategic Equity Portfolio
      December 31, 2009 ...............................       71       1.09            77      25.29%     0.96%      1.00%
      December 31, 2008 ...............................       66       0.87            57     -35.56%     0.83%      1.00%
      December 31, 2007 ...............................       61       1.35            83      -2.17%     1.36%      1.00%
      December 31, 2006 ...............................       52       1.38            71      16.95%     0.67%      1.00%
      December 31, 2005 ...............................       55       1.18            65       1.72%     0.66%      1.00%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
      December 31, 2009 ...............................        2       7.53            14      33.27%     0.00%      1.00%
      December 31, 2008 ...............................        1       5.65             6     -41.02%     0.00%      1.00%
      December 31, 2007 ...............................        1       9.58             5      -3.23%     0.00%      1.00%
      Inception April 30, 2007 ........................       --       9.90            --        N/A       N/A        N/A
   ClearBridge Equity Income Builder Portfolio
      December 31, 2009 ...............................       --       7.86             2      21.67%     2.48%      1.00%
      December 31, 2008 ...............................        1       6.46             7     -35.66%     1.04%      1.00%
      December 31, 2007 ...............................       --      10.04             3       0.90%     0.86%      1.00%
      Inception April 30, 2007 ........................       --       9.95            --        N/A       N/A        N/A
   ClearBridge Fundamental Value Portfolio
      December 31, 2009 ...............................        1       7.66             6      28.09%     1.70%      1.00%
      December 31, 2008 ...............................       --       5.98             2     -37.18%     1.70%      1.00%
      December 31, 2007 ...............................        1       9.52             6      -3.84%     0.33%      1.00%
      Inception April 30, 2007 ........................       --       9.90            --        N/A       N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

===========================================================================================================================
                                                                                   TOTAL
                                                                                 NET ASSETS            INVESTMENT
                                                          UNITS                  ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                          (000s)   UNIT VALUES     (000s)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
   ClearBridge Large Cap Growth Portfolio
      December 31, 2009 ...............................       --     $ 8.71       $    4       40.94%     0.31%      1.00%
      December 31, 2008 ...............................       --       6.18            2      -37.89%     0.24%      1.00%
      December 31, 2007 ...............................       --       9.95            4        0.51%     0.02%      1.00%
      Inception April 30, 2007 ........................       --       9.90           --         N/A       N/A        N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
      December 31, 2009 ...............................        2      12.09           29       54.01%     9.90%      1.00%
      December 31, 2008 ...............................       --       7.85           --      -31.56%     0.00%      1.00%
      December 31, 2007 ...............................       --      11.47           --       -1.04%     0.00%      1.00%
      December 31, 2006 ...............................       --      11.59           --        9.55%     0.00%      1.00%
      December 31, 2005 ...............................       --      10.58           --        5.69%     0.00%      1.00%
      Inception May 1, 2005 ...........................       --      10.01           --         N/A       N/A        N/A
   Western Asset Strategic Bond Portfolio
      December 31, 2009 ...............................        5      11.23           56       20.62%     4.52%      1.00%
      December 31, 2008 ...............................        3       9.31           27      -17.90%     6.64%      1.00%
      December 31, 2007 ...............................        3      11.34           31        0.98%     5.79%      1.00%
      December 31, 2006 ...............................        2      11.23           24        3.98%     6.67%      1.00%
      December 31, 2005 ...............................        1      10.80           15        1.50%    11.12%      1.00%
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      December 31, 2009 ...............................       49       1.50           73       21.95%     2.69%      1.00%
      December 31, 2008 ...............................       68       1.23           83      -26.79%     2.87%      1.00%
      December 31, 2007 ...............................      193       1.68          324        1.82%     4.10%      1.00%
      December 31, 2006 ...............................      138       1.65          227       13.79%     2.97%      1.00%
      December 31, 2005 ...............................      117       1.45          170        2.84%     2.36%      1.00%
   Growth and Income Portfolio
      December 31, 2009 ...............................      504       1.30          657       17.12%     1.06%      1.00%
      December 31, 2008 ...............................      533       1.11          590      -36.93%     1.43%      1.00%
      December 31, 2007 ...............................      576       1.76        1,013        2.33%     1.13%      1.00%
      December 31, 2006 ...............................      741       1.72        1,272       16.22%     1.30%      1.00%
      December 31, 2005 ...............................      780       1.48        1,154        2.07%     0.94%      1.00%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2009 ...............................       62       1.00           62       29.87%     0.00%      1.00%
      December 31, 2008 ...............................       58       0.77           44      -43.80%     0.00%      1.00%
      December 31, 2007 ...............................       77       1.37          105       21.24%     0.00%      1.00%
      December 31, 2006 ...............................       46       1.13           52       14.14%     0.00%      1.00%
      December 31, 2005 ...............................       41       0.99           41       12.50%     0.00%      1.00%
   Partners Portfolio
      December 31, 2009 ...............................      169       1.58          304       53.40%     3.46%      1.00%
      December 31, 2008 ...............................      196       1.03          229      -52.75%     0.50%      1.00%
      December 31, 2007 ...............................      225       2.18          556        8.46%     0.62%      1.00%
      December 31, 2006 ...............................      259       2.01          591       11.05%     0.68%      1.00%
      December 31, 2005 ...............................      302       1.81          546       16.77%     0.99%      1.00%
   Regency Portfolio
      December 31, 2009 ...............................       49       1.54           76       45.28%     1.46%      1.00%
      December 31, 2008 ...............................       92       1.06           98      -46.46%     1.23%      1.00%
      December 31, 2007 ...............................       63       1.98          125        2.59%     0.45%      1.00%
      December 31, 2006 ...............................       88       1.93          171        9.66%     0.42%      1.00%
      December 31, 2005 ...............................       87       1.76          153       11.39%     0.10%      1.00%
   Short Duration Bond Portfolio
      December 31, 2009 ...............................       94       1.35          126       12.50%     8.34%      1.00%
      December 31, 2008 ...............................       43       1.20           52      -14.29%     3.19%      1.00%
      December 31, 2007 ...............................      104       1.40          146        3.70%     2.65%      1.00%
      December 31, 2006 ...............................      125       1.35          169        3.05%     2.98%      1.00%
      December 31, 2005 ...............................       89       1.31          117        0.77%     2.67%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

===========================================================================================================================
                                                                                   TOTAL
                                                                                 NET ASSETS            INVESTMENT
                                                          UNITS                  ----------   TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                          (000s)   UNIT VALUES     (000s)     RETURN      RATIO      RATIO
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Small Cap Growth Portfolio
      December 31, 2009 ...............................        8     $ 1.07      $      9      21.59%     0.00%      1.00%
      December 31, 2008 ...............................        7       0.88             6     -40.14%     0.00%      1.00%
      December 31, 2007 ...............................       11       1.47            17      -0.68%     0.00%      1.00%
      December 31, 2006 ...............................        5       1.48             7       4.23%     0.00%      1.00%
      December 31, 2005 ...............................        5       1.42             7       2.16%     0.00%      1.00%
   Socially Responsive Portfolio
      December 31, 2009 ...............................        1      11.21             9      30.05%     2.84%      1.00%
      December 31, 2008 ...............................       --       8.62             4     -40.01%     2.30%      1.00%
      December 31, 2007 ...............................       --      14.37             4       6.52%     0.08%      1.00%
      December 31, 2006 ...............................       --      13.49             4      12.60%     0.22%      1.00%
      December 31, 2005 ...............................        1      11.98            11       5.74%     0.00%      1.00%
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2009 ...............................      794       9.01         7,312      20.78%     1.76%      1.00%
      December 31, 2008 ...............................      933       7.46         7,104     -23.96%     2.07%      1.00%
      December 31, 2007 ...............................    1,075       9.81        10,755      -2.19%     1.16%      1.00%
      Inception May 1, 2007 ...........................       --      10.03            --        N/A       N/A        N/A
   JNF Equity Portfolio - Non-Qualified
      December 31, 2009 ...............................    8,149       6.87         1,541      34.18%     1.00%      0.79%
      December 31, 2008 ...............................    8,830       5.12         1,261     -43.05%     0.15%      0.79%
      December 31, 2007 ...............................   10,378       8.99         2,377     -10.19%     0.00%      0.79%
      Inception May 1, 2007 ...........................       --      10.01            --        N/A       N/A        N/A
   JNF Equity Portfolio - Qualified
      December 31, 2009 ...............................      225       6.87        57,089      34.18%     1.00%      0.79%
      December 31, 2008 ...............................      246       5.12        46,192     -43.05%     0.15%      0.79%
      December 31, 2007 ...............................      264       8.99        95,203     -10.19%     0.00%      0.79%
      Inception May 1, 2007 ...........................       --      10.01            --        N/A       N/A        N/A
   JNF Loomis Sayles Bond Portfolio
      December 31, 2009 ...............................       --      10.65            --      39.40%     5.31%      1.00%
      December 31, 2008 ...............................       --       7.64            --     -23.60%     3.52%      1.00%
      Inception May 1, 2008 ...........................       --      10.00            --       0.00%     0.00%      1.00%
   JNF Money Market Portfolio
      December 31, 2009 ...............................      639      10.02         6,430      -0.79%     0.26%      1.00%
      December 31, 2008 ...............................      807      10.10         8,191       1.00%     1.68%      1.00%
      Inception April 30, 2008 ........................       --      10.00            --       0.00%     0.00%      1.00%
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2009 ...............................        8      11.20            86      20.43%     7.55%      1.00%
      December 31, 2008 ...............................       18       9.30           164     -16.67%    13.15%      1.00%
      December 31, 2007 ...............................       --      11.16            --       7.20%     3.10%      1.00%
      December 31, 2006 ...............................       --      10.41             3       4.41%     7.58%      1.00%
      Inception May 1, 2006 ...........................       --       9.97            --        N/A       N/A        N/A
   CommodityRealReturn Strategy Portfolio
      December 31, 2009 ...............................        4       9.08            35      40.12%     5.80%      1.00%
      December 31, 2008 ...............................        7       6.48            45     -44.33%     3.88%      1.00%
      December 31, 2007 ...............................       --      11.64             2      22.01%     9.10%      1.00%
      December 31, 2006 ...............................        1       9.54            14      -5.54%     4.63%      1.00%
      Inception May 1, 2006 ...........................       --      10.10            --        N/A       N/A        N/A
   Emerging Markets Bond Portfolio
      December 31, 2009 ...............................        3      12.32            36      29.28%     5.62%      1.00%
      December 31, 2008 ...............................        1       9.53             7     -15.44%     6.59%      1.00%
      December 31, 2007 ...............................        1      11.27             8       4.74%     5.65%      1.00%
      December 31, 2006 ...............................       --      10.76            --       7.82%     0.00%      1.00%
      Inception May 1, 2006 ...........................       --       9.98            --        N/A       N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

============================================================================================================================
                                                                                TOTAL
                                                                              NET ASSETS                INVESTMENT
                                                        UNITS                 ----------     TOTAL        INCOME     EXPENSE
FUND DESCRIPTION                                       (000s)   UNIT VALUES     (000s)      RETURN         RATIO      RATIO
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2009 ............................       --    $  11.64      $     4       14.45%        3.00%      1.00%
      December 31, 2008 ............................       --       10.17            1       -3.42%        3.53%      1.00%
      December 31, 2007 ............................       --       10.53           --        2.63%        0.00%      1.00%
      December 31, 2006 ............................       --       10.26           --        2.50%        2.32%      1.00%
      Inception May 1, 2006 ........................       --       10.01           --         N/A          N/A        N/A
   Global Bond Unhedged Portfolio
      December 31, 2009 ............................        2       12.57           27       15.75%        3.14%      1.00%
      December 31, 2008 ............................        6       10.86           63       -1.90%        3.20%      1.00%
      December 31, 2007 ............................       --       11.07           --        8.64%        3.36%      1.00%
      December 31, 2006 ............................       --       10.19           --        1.90%        2.30%      1.00%
      Inception May 1, 2006 ........................       --       10.00           --         N/A          N/A        N/A
   High Yield Portfolio
      December 31, 2009 ............................        3       11.38           33       38.95%        8.55%      1.00%
      December 31, 2008 ............................        3        8.19           27      -24.31%        8.53%      1.00%
      December 31, 2007 ............................       --       10.82            4        2.46%        6.92%      1.00%
      December 31, 2006 ............................        1       10.56            8        5.71%        4.66%      1.00%
      Inception May 1, 2006 ........................       --        9.99           --         N/A          N/A        N/A
   Long Term US Government Portfolio
      December 31, 2009 ............................        4       11.86           47       -5.27%        3.73%      1.00%
      December 31, 2008 ............................       24       12.52          297       16.14%        3.73%      1.00%
      December 31, 2007 ............................        5       10.78           52        8.56%        4.49%      1.00%
      December 31, 2006 ............................       --        9.93           --      -1.19%         0.00%      1.00%
      Inception November 1, 2006 ...................       --       10.05           --         N/A          N/A        N/A
   Low Duration Portfolio
      December 31, 2009 ............................        5       11.80           61       12.17%        3.17%      1.00%
      December 31, 2008 ............................       --       10.52            3       -1.41%        4.72%      1.00%
      December 31, 2007 ............................       --       10.67           --        6.27%        4.57%      1.00%
      December 31, 2006 ............................       --       10.04           --        0.30%        0.00%      1.00%
      Inception November 1, 2006 ...................       --       10.01           --         N/A          N/A        N/A
   Real Return Portfolio
      December 31, 2009 ............................      456        1.35          617       16.38%        3.11%      1.00%
      December 31, 2008 ............................      310        1.16          358       -7.94%        3.50%      1.00%
      December 31, 2007 ............................      178        1.26          223        9.57%        4.67%      1.00%
      December 31, 2006 ............................      145        1.15          166        0.00%        4.24%      1.00%
      December 31, 2005 ............................      142        1.15          163        0.88%        2.79%      1.00%
   Short-Term Portfolio
      December 31, 2009 ............................        7       11.46           80        6.70%        1.92%      1.00%
      December 31, 2008 ............................        3       10.74           33       -1.29%        3.73%      1.00%
      December 31, 2007 ............................       12       10.88          131        3.42%        4.68%      1.00%
      December 31, 2006 ............................        8       10.52           82        3.24%        4.28%      1.00%
      December 31, 2005 ............................        9       10.19           88        1.49%        3.00%      1.00%
   Total Return Portfolio
      December 31, 2009 ............................      566        1.38          784       12.20%        5.05%      1.00%
      December 31, 2008 ............................      313        1.23          384        4.24%        4.48%      1.00%
      December 31, 2007 ............................      276        1.18          326        7.27%        4.80%      1.00%
      December 31, 2006 ............................      167        1.10          183        2.80%        4.46%      1.00%
      December 31, 2005 ............................      118        1.07          126        1.90%        3.53%      1.00%
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2009 ............................       --        8.33           --       14.58%        0.88%      1.00%
      December 31, 2008 ............................       --        7.27           --      -33.24%        0.00%      1.00%
      December 31, 2007 ............................       --       10.89           --        5.32%        0.00%
      December 31, 2006 ............................       --       10.34           --        4.02%        0.00%      1.00%
      Inception November 1, 2006 ...................       --        9.94           --         N/A          N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

============================================================================================================================
                                                                                TOTAL
                                                                              NET ASSETS                INVESTMENT
                                                        UNITS                 ----------     TOTAL        INCOME     EXPENSE
FUND DESCRIPTION                                       (000s)   UNIT VALUES     (000s)      RETURN         RATIO      RATIO
----------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Emerging Markets Portfolio
      December 31, 2009 ............................       33    $  11.18      $   368       72.27%        0.81%      1.00%
      December 31, 2008 ............................       33        6.49          211      -58.74%        0.09%      1.00%
      December 31, 2007 ............................       50       15.73          779       41.08%        0.14%      1.00%
      December 31, 2006 ............................        5       11.15           60       11.06%        0.00%      1.00%
      Inception November 1, 2006 ...................       --       10.04           --         N/A          N/A        N/A
   Equity Income Portfolio
      December 31, 2009 ............................      256        1.04          265       13.04%        3.08%      1.00%
      December 31, 2008 ............................      273        0.92          251      -31.34%        2.62%      1.00%
      December 31, 2007 ............................      265        1.34          354        0.00%        2.34%      1.00%
      December 31, 2006 ............................      169        1.34          392       20.72%        2.41%      1.00%
      December 31, 2005 ............................      126        1.11          140        4.72%        2.11%      1.00%
   Fund Portfolio
      December 31, 2009 ............................      132        0.95          126       23.38%        1.77%      1.00%
      December 31, 2008 ............................      103        0.77           79      -34.75%        1.69%      1.00%
      December 31, 2007 ............................       16        1.18           19        3.51%        0.92%      1.00%
      December 31, 2006 ............................       18        1.14           21       15.15%        1.10%      1.00%
      December 31, 2005 ............................       83        0.99           82        5.32%        1.11%      1.00%
   High Yield Portfolio
      December 31, 2009 ............................        6       11.85           75       58.42%        8.12%      1.00%
      December 31, 2008 ............................        9        7.48           68      -36.23%        8.33%      1.00%
      December 31, 2007 ............................        8       11.73           91        4.55%        5.11%      1.00%
      December 31, 2006 ............................        5       11.22           58        7.16%        5.26%      1.00%
      December 31, 2005 ............................        3       10.47           30        4.70%        3.31%      1.00%
      Inception May 1, 2005 ........................       --       10.00           --         N/A          N/A        N/A
   Mid Cap Value Portfolio
      December 31, 2009 ............................        3       10.31           27       24.07%        1.57%      1.00%
      December 31, 2008 ............................        1        8.31           11      -34.41%        0.91%      1.00%
      December 31, 2007 ............................        1       12.67           12        4.28%        0.78%      1.00%
      December 31, 2006 ............................       --       12.15            1       11.16%        0.00%      1.00%
      December 31, 2005 ............................       --       10.93           --        8.65%        0.00%      1.00%
      Inception May 1, 2005 ........................       --       10.06           --         N/A          N/A        N/A
   Strategic Income Portfolio
      December 31, 2009 ............................        2       11.88           23       28.02%       11.22%      1.00%
      December 31, 2008 ............................       --        9.28           --      -12.62%        0.00%      1.00%
      December 31, 2007 ............................       --       10.62           --        5.15%        0.00%      1.00%
      December 31, 2006 ............................       --       10.10           --        0.80%        0.00%      1.00%
      Inception November 1, 2006 ...................       --       10.02           --         N/A          N/A        N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2009 ............................      209        2.00          418       56.25%        0.00%      1.00%
      December 31, 2008 ............................      219        1.28          280      -43.61%        2.17%      1.00%
      December 31, 2007 ............................      309        2.27          703        2.71%        1.49%      1.00%
      December 31, 2006 ............................      301        2.21          666       20.11%        0.25%      1.00%
      December 31, 2005 ............................      164        1.84          302       10.18%        0.48%      1.00%
   Small-Cap Portfolio
      December 31, 2009 ............................      192        1.99          410       34.46%        0.00%      1.00%
      December 31, 2008 ............................      218        1.48          349      -28.16%        0.62%      1.00%
      December 31, 2007 ............................      221        2.06          495       -2.83%        0.05%      1.00%
      December 31, 2006 ............................      246        2.12          569       13.98%        0.05%      1.00%
      December 31, 2005 ............................      344        1.86          639        7.51%        0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

============================================================================================================================
                                                                                TOTAL
                                                                              NET ASSETS                INVESTMENT
                                                        UNITS                 ----------     TOTAL        INCOME     EXPENSE
FUND DESCRIPTION                                       (000s)   UNIT VALUES     (000s)      RETURN         RATIO      RATIO
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      December 31, 2009 ............................       --    $  11.01      $     5       38.14%        0.12%      1.00%
      December 31, 2008 ............................        4        7.97           34      -43.67%        1.69%      1.00%
      December 31, 2007 ............................       --       14.15            2       12.66%        0.41%      1.00%
      December 31, 2006 ............................       --       12.56            2       11.15%        0.14%      1.00%
      December 31, 2005 ............................       --       11.30           --       12.55%        0.00%      1.00%
      Inception May 1, 2005 ........................       --       10.04           --         N/A          N/A        N/A
   CLS AdvisorOne Clermont Fund
      December 31, 2009 ............................       --       10.01           --       21.33%        0.00%      1.00%
      December 31, 2008 ............................       --        8.25           --      -30.73%       10.44%      1.00%
      December 31, 2007 ............................       --       11.91           --        5.12%        0.00%      1.00%
      December 31, 2006 ............................       --       11.33           --        7.29%        0.00%      1.00%
      December 31, 2005 ............................       --       10.56           --        5.28%        0.00%      1.00%
      Inception May 1, 2005 ........................       --       10.03           --         N/A          N/A        N/A
   All-Asset Aggressive Strategy Fund
      December 31, 2009 ............................       --        9.44           --       17.12%        0.00%      1.00%
      December 31, 2008 ............................       --        8.06           --      -25.78%        0.00%      1.00%
      December 31, 2007 ............................       --       10.86           --        5.64%        0.00%      1.00%
      December 31, 2006 ............................       --       10.28           --        3.73%        0.00%      1.00%
      Inception November 1, 2006 ...................       --        9.91           --         N/A          N/A        N/A
   All-Asset Conservative Strategy Fund
      December 31, 2009 ............................       --        9.79            1        3.93%        0.00%      1.00%
      December 31, 2008 ............................       --        9.42           --      -11.72%        4.40%      1.00%
      December 31, 2007 ............................       --       10.67           --        5.43%        0.00%      1.00%
      December 31, 2006 ............................       --       10.12           --        1.40%        0.00%      1.00%
      Inception November 1, 2006 ...................       --        9.98           --         N/A          N/A        N/A
   All-Asset Moderate Strategy Fund
      December 31, 2009 ............................        6        9.78           56       10.63%        0.00%      1.00%
      December 31, 2008 ............................       --        8.84           --      -18.37%        0.00%      1.00%
      December 31, 2007 ............................       --       10.83           --        5.45%        0.00%      1.00%
      December 31, 2006 ............................       --       10.27           --        3.22%        0.00%      1.00%
      Inception November 1, 2006 ...................       --        9.95           --         N/A          N/A        N/A
   All-Cap Opportunity Fund
      December 31, 2009 ............................       38        1.53           58       25.41%        0.08%      1.00%
      December 31, 2008 ............................       72        1.22           87      -41.06%        0.00%      1.00%
      December 31, 2007 ............................       52        2.07          107       21.05%        0.00%      1.00%
      December 31, 2006 ............................        8        1.71           14       10.32%        0.00%      1.00%
      December 31, 2005 ............................        1        1.55            1       13.14%        0.00%      1.00%
   Banking Fund
      December 31, 2009 ............................        2        4.95           12      -4.44%         0.77%      1.00%
      December 31, 2008 ............................       10        5.18           53      -41.67%        0.08%      1.00%
      December 31, 2007 ............................        3        8.88           27      -27.86%        6.37%      1.00%
      December 31, 2006 ............................        1       12.31           12       10.21%        1.61%      1.00%
      December 31, 2005 ............................       --       11.17            5       -3.79%        0.89%      1.00%
   Basic Materials Fund
      December 31, 2009 ............................       14       17.07          236       53.92%        0.24%      1.00%
      December 31, 2008 ............................       17       11.09          185      -45.93%        0.46%      1.00%
      December 31, 2007 ............................       23       20.51          477       32.58%        0.21%      1.00%
      December 31, 2006 ............................        7       15.47          103       21.14%        2.24%      1.00%
      December 31, 2005 ............................        2       12.77           23        2.98%        0.06%      1.00%
   Biotechnology Fund
      December 31, 2009 ............................        4       10.29           37       17.20%        0.00%      1.00%
      December 31, 2008 ............................        8        8.78           69      -12.64%        0.00%      1.00%
      December 31, 2007 ............................        3       10.05           25        3.29%        0.00%      1.00%
      December 31, 2006 ............................        3        9.73           27       -4.23%        0.00%      1.00%
      December 31, 2005 ............................        3       10.16           29        9.60%        0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

============================================================================================================================
                                                                                TOTAL
                                                                              NET ASSETS                INVESTMENT
                                                        UNITS                 ----------     TOTAL        INCOME     EXPENSE
FUND DESCRIPTION                                       (000s)   UNIT VALUES     (000s)      RETURN         RATIO      RATIO
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Commodities Strategy Fund
      December 31, 2009 ............................        9    $   5.67      $    49       10.53%        0.67%      1.00%
      December 31, 2008 ............................        8        5.13           41      -49.56%        3.94%      1.00%
      December 31, 2007 ............................        1       10.17           13       29.72%        0.00%      1.00%
      December 31, 2006 ............................        1        7.84            8      -18.67%        0.00%      1.00%
      December 31, 2005 ............................       --        9.64           --       -4.08%        0.00%      1.00%
      Inception October 21, 2005 ...................       --       10.05           --         N/A          N/A        N/A
   Consumer Products Fund
      December 31, 2009 ............................        3       11.76           34       17.95%        1.97%      1.00%
      December 31, 2008 ............................        2        9.97           20      -24.18%        0.17%      1.00%
      December 31, 2007 ............................        2       13.15           26        9.95%        1.00%      1.00%
      December 31, 2006 ............................        7       11.96           85       16.23%        1.53%      1.00%
      December 31, 2005 ............................        2       10.29           25      -1.34%         0.93%      1.00%
   Dow 2X Strategy Fund
      December 31, 2009 ............................        2        7.48           13       35.51%        0.00%      1.00%
      December 31, 2008 ............................       18        5.52           98      -62.11%        2.73%      1.00%
      December 31, 2007 ............................        3       14.57           46        7.05%        1.13%      1.00%
      December 31, 2006 ............................        2       13.61           25       29.25%        0.38%      1.00%
      December 31, 2005 ............................        4       10.53           46       -4.79%        3.27%      1.00%
   Electronics Fund
      December 31, 2009 ............................       16        7.72          125       70.04%        0.00%      1.00%
      December 31, 2008 ............................       --        4.54           --      -50.60%        0.00%      1.00%
      December 31, 2007 ............................        6        9.19           57       -3.47%        0.00%      1.00%
      December 31, 2006 ............................        1        9.52           12        1.49%        0.00%      1.00%
      December 31, 2005 ............................        1        9.38            6        2.85%        0.00%      1.00%
   Energy Fund
      December 31, 2009 ............................       29       17.81          523       37.11%        0.00%      1.00%
      December 31, 2008 ............................       33       12.99          427      -46.57%        0.00%      1.00%
      December 31, 2007 ............................       35       24.31          855       31.90%        0.00%      1.00%
      December 31, 2006 ............................       31       18.43          566       10.76%        0.00%      1.00%
      December 31, 2005 ............................       52       16.64          864       37.18%        0.02%      1.00%
   Energy Services Fund
      December 31, 2009 ............................       49       17.91          897       60.77%        0.00%      1.00%
      December 31, 2008 ............................       44       11.14          504      -58.03%        0.00%      1.00%
      December 31, 2007 ............................       59       26.54        1,602       35.75%        0.00%      1.00%
      December 31, 2006 ............................       31       19.55          645        9.89%        0.00%      1.00%
      December 31, 2005 ............................       31       17.79          554       46.78%        0.00%      1.00%
   Europe 1.25X Strategy Fund
      December 31, 2009 ............................        5       10.95           60       34.36%        5.17%      1.00%
      December 31, 2008 ............................        5        8.15           36      -55.32%        0.80%      1.00%
      December 31, 2007 ............................        5       18.24           91       11.90%        2.86%      1.00%
      December 31, 2006 ............................        3       16.30           41       28.25%        1.35%      1.00%
      December 31, 2005 ............................        2       12.71           30        5.30%        0.51%      1.00%
   Financial Services Fund
      December 31, 2009 ............................        2        6.66           13       18.51%        1.23%      1.00%
      December 31, 2008 ............................        6        5.62           31      -48.63%        2.43%      1.00%
      December 31, 2007 ............................       --       10.94            1      -19.56%        3.19%      1.00%
      December 31, 2006 ............................       --       13.60           --       15.55%        0.14%      1.00%
      December 31, 2005 ............................       --       11.77            3        2.35%        1.02%      1.00%
   Government Long Bond 1.2X Strategy Fund
      December 31, 2009 ............................       16        1.12           18      -32.53%        2.05%      1.00%
      December 31, 2008 ............................      235        1.66          389       43.10%        0.00%      1.00%
      December 31, 2007 ............................       84        1.16           97        9.43%        3.50%      1.00%
      December 31, 2006 ............................       62        1.06           66       -4.50%        3.72%      1.00%
      December 31, 2005 ............................       56        1.11           63        6.73%        3.33%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=======================================================================================================================
                                                                              TOTAL
                                                                           NET ASSETS              INVESTMENT
                                                    UNITS                  ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                    (000s)   UNIT VALUES     (000s)      RETURN      RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Health Care Fund
      December 31, 2009 .........................        6    $   11.08       $ 65        23.39%      0.00%      1.00%
      December 31, 2008 .........................        5         8.98         41       -25.60%      0.00%      1.00%
      December 31, 2007 .........................        9        12.07        113         4.96%      0.00%      1.00%
      December 31, 2006 .........................        9        11.50        104         4.07%      0.00%      1.00%
      December 31, 2005 .........................        2        11.05         18         9.51%      0.00%      1.00%
   Internet Fund
      December 31, 2009 .........................        4        11.65         48        64.08%      0.00%      1.00%
      December 31, 2008 .........................       --         7.10         --       -45.38%      0.00%      1.00%
      December 31, 2007 .........................       --        13.00         --         9.24%      0.00%      1.00%
      December 31, 2006 .........................       --        11.90         --         8.68%      0.00%      1.00%
      December 31, 2005 .........................       --        10.95          4        -2.41%      0.00%      1.00%
   Inverse Dow 2X Strategy Fund
      December 31, 2009 .........................       15         5.35         83       -45.18%      0.00%      1.00%
      December 31, 2008 .........................       27         9.76        268        59.22%      0.62%      1.00%
      December 31, 2007 .........................       --         6.13          2        -9.85%      0.63%      1.00%
      December 31, 2006 .........................        1         6.80          4       -22.55%      0.82%      1.00%
      December 31, 2005 .........................        1         8.78          6         0.57%      0.82%      1.00%
   Inverse Government Long Bond Strategy Fund
      December 31, 2009 .........................       40         0.68         27        19.30%      0.00%      1.00%
      December 31, 2008 .........................       13         0.57          8       -31.33%      0.65%      1.00%
      December 31, 2007 .........................        3         0.83          2        -5.68%      1.93%      1.00%
      December 31, 2006 .........................        4         0.88          4         7.32%      1.35%      1.00%
      December 31, 2005 .........................        5         0.82          4        -5.75%      0.00%      1.00%
   Inverse Mid-Cap Strategy Fund
      December 31, 2009 .........................        1         6.27          5       -35.96%      0.00%      1.00%
      December 31, 2008 .........................        1         9.79          8        33.02%      0.62%      1.00%
      December 31, 2007 .........................       --         7.36          1        -2.90%      4.24%      1.00%
      December 31, 2006 .........................       --         7.58          1        -4.77%      0.23%      1.00%
      December 31, 2005 .........................        2         7.96         16        -9.13%      0.10%      1.00%
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2009 .........................       --         6.47          3       -40.70%      0.36%      1.00%
      December 31, 2008 .........................        1        10.91         13        46.64%      0.55%      1.00%
      December 31, 2007 .........................       --         7.44         --       -12.16%      0.00%      1.00%
      December 31, 2006 .........................        6         8.47         50        -2.42%      0.41%      1.00%
      December 31, 2005 .........................       15         8.68        133         0.23%      0.00%      1.00%
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2009 .........................        1         6.07          9       -33.52%      0.00%      1.00%
      December 31, 2008 .........................        5         9.13         44        23.38%      1.98%      1.00%
      December 31, 2007 .........................        1         7.40          5         4.37%      1.05%      1.00%
      December 31, 2006 .........................        5         7.09         36       -12.79%      1.27%      1.00%
      December 31, 2005 .........................       --         8.13         --        -4.01%      0.09%      1.00%
   Inverse S&P 500 Strategy Fund
      December 31, 2009 .........................       50         0.63         32       -28.41%      0.00%      1.00%
      December 31, 2008 .........................      128         0.88        113        37.50%      1.05%      1.00%
      December 31, 2007 .........................       94         0.64         61         0.00%      3.66%      1.00%
      December 31, 2006 .........................       97         0.64         63        -8.57%      6.37%      1.00%
      December 31, 2005 .........................       95         0.70         66        -1.41%      0.00%      1.00%
   Japan 2X Strategy Fund
      December 31, 2009 .........................        6         9.16         59        22.46%      0.48%      1.00%
      December 31, 2008 .........................        2         7.48         15       -33.69%      0.63%      1.00%
      December 31, 2007 .........................        2        11.28         24       -12.08%      4.81%      1.00%
      December 31, 2006 .........................        5        12.83         70         4.06%      2.11%      1.00%
      December 31, 2005 .........................       14        12.33        169        19.13%      0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=======================================================================================================================
                                                                              TOTAL
                                                                           NET ASSETS              INVESTMENT
                                                    UNITS                  ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                    (000s)   UNIT VALUES     (000s)      RETURN      RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Leisure Fund
      December 31, 2009 .........................       --    $    8.74       $  3        35.29%      0.00%      1.00%
      December 31, 2008 .........................        1         6.46          4       -49.61%      0.00%      1.00%
      December 31, 2007 .........................        1        12.82          9        -3.46%      0.00%      1.00%
      December 31, 2006 .........................        2        13.28         29        22.17%      0.00%      1.00%
      December 31, 2005 .........................       --        10.87         --        -5.81%      0.00%      1.00%
   Mid Cap 1.5X Strategy Fund
      December 31, 2009 .........................       75         1.54        115        50.98%      0.08%      1.00%
      December 31, 2008 .........................       23         1.02         23       -55.26%      0.00%      1.00%
      December 31, 2007 .........................       25         2.28         57         2.70%      1.34%      1.00%
      December 31, 2006 .........................       12         2.22         27         9.36%      0.28%      1.00%
      December 31, 2005 .........................       26         2.03         52        12.78%      0.00%      1.00%
   Multi-Cap Core Equity Fund
      December 31, 2009 .........................       --         7.79         --        25.65%      0.00%      1.00%
      December 31, 2008 .........................       --         6.20         --       -39.51%      0.00%      1.00%
      December 31, 2007 .........................       --        10.25         --        -6.22%      0.32%      1.00%
      December 31, 2006 .........................       --        10.93         --         9.63%      0.00%      1.00%
      Inception February 3, 2006 ................       --         9.97         --          N/A        N/A        N/A
   Multi-Hedge Strategies Fund
      December 31, 2009 .........................        2         8.19         12        -4.21%      1.74%      1.00%
      December 31, 2008 .........................       --         8.55          1       -19.57%      0.58%      1.00%
      December 31, 2007 .........................       --        10.63          1         2.80%      0.77%      1.00%
      December 31, 2006 .........................        6        10.34         64         3.40%      4.38%      1.00%
      Inception February 3, 2006 ................       --        10.00         --          N/A        N/A        N/A
   NASDAQ-100(R) Fund
      December 31, 2009 .........................        8        15.18        117        50.45%      0.00%      1.00%
      December 31, 2008 .........................        8        10.09         77       -42.47%      0.17%      1.00%
      December 31, 2007 .........................       14        17.54        243        16.62%      0.07%      1.00%
      December 31, 2006 .........................       14        15.04        213         4.74%      0.00%      1.00%
      December 31, 2005 .........................       26        14.36        370         0.07%      0.00%      1.00%
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2009 .........................       37         8.99        331       115.59%      0.00%      1.00%
      December 31, 2008 .........................        7         4.17         29       -72.85%      0.19%      1.00%
      December 31, 2007 .........................        8        15.36        124        26.94%      0.79%      1.00%
      December 31, 2006 .........................        1        12.10          6         3.77%      0.03%      1.00%
      December 31, 2005 .........................        1        11.66         17        -3.95%      0.00%      1.00%
   Nova Fund
      December 31, 2009 .........................        2         8.41         20        34.13%      1.01%      1.00%
      December 31, 2008 .........................        2         6.27         15       -54.92%      0.26%      1.00%
      December 31, 2007 .........................        4        13.91         60         0.14%      1.29%      1.00%
      December 31, 2006 .........................        6        13.89         88        18.11%      1.21%      1.00%
      December 31, 2005 .........................        6        11.76         73         2.89%      0.23%      1.00%
   Precious Metals Fund
      December 31, 2009 .........................       25        17.58        443        47.73%      0.00%      1.00%
      December 31, 2008 .........................       53        11.90        633       -39.16%      0.00%      1.00%
      December 31, 2007 .........................       17        19.56        325        18.33%      0.00%      1.00%
      December 31, 2006 .........................       21        16.53        353        20.22%      0.00%      1.00%
      December 31, 2005 .........................       20        13.75        282        19.67%      0.00%      1.00%
   Real Estate Fund
      December 31, 2009 .........................       16        10.56        165        23.94%      2.70%      1.00%
      December 31, 2008 .........................        3         8.52         29       -42.20%      0.46%      1.00%
      December 31, 2007 .........................        3        14.74         43       -19.93%      1.47%      1.00%
      December 31, 2006 .........................        5        18.41         85        29.47%      1.39%      1.00%
      December 31, 2005 .........................        3        14.22         48         6.04%      1.61%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=======================================================================================================================
                                                                              TOTAL
                                                                           NET ASSETS              INVESTMENT
                                                    UNITS                  ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                    (000s)   UNIT VALUES     (000s)      RETURN      RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Retailing Fund
      December 31, 2009 .........................        1    $    9.98       $  9        42.78%      0.00%      1.00%
      December 31, 2008 .........................       --         6.99         --       -33.62%      0.00%      1.00%
      December 31, 2007 .........................       --        10.53         --       -13.48%      0.00%      1.00%
      December 31, 2006 .........................        1        12.17         10         8.95%      0.00%      1.00%
      December 31, 2005 .........................       --        11.17          5         4.49%      0.00%      1.00%
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2009 .........................       34         1.42         49        31.48%      0.00%      1.00%
      December 31, 2008 .........................       60         1.08         65       -51.57%      0.11%      1.00%
      December 31, 2007 .........................       89         2.23        198        -7.85%      1.74%      1.00%
      December 31, 2006 .........................      122         2.42        294        19.80%      0.29%      1.00%
      December 31, 2005 .........................       78         2.02        157         2.54%      2.06%      1.00%
   Russell 2000(R) 2X Strategy Fund
      December 31, 2009 .........................       45         4.04        184        34.22%      0.01%      1.00%
      December 31, 2008 .........................       22         3.01         68       -66.48%      1.99%      1.00%
      December 31, 2007 .........................        4         8.98         40       -13.49%      0.00%      1.00%
      December 31, 2006 .........................       --        10.38         --         7.90%      0.00%      1.00%
      Inception November 1, 2006 ................       --         9.62         --          N/A        N/A        N/A
   S&P 500 2X Strategy Fund
      December 31, 2009 .........................       26         6.65        174        44.88%      1.21%      1.00%
      December 31, 2008 .........................       12         4.59         54       -68.28%      0.00%      1.00%
      December 31, 2007 .........................        1        14.47         16        -0.41%      0.87%      1.00%
      December 31, 2006 .........................        2        14.53         28        22.51%      1.61%      1.00%
      December 31, 2005 .........................       --        11.86          1         2.33%      0.00%      1.00%
   S&P 500 Pure Growth Fund
      December 31, 2009 .........................       13         9.97        129        45.76%      0.00%      1.00%
      December 31, 2008 .........................        1         6.84          7       -40.42%      0.00%      1.00%
      December 31, 2007 .........................        1        11.48         12         3.89%      0.00%      1.00%
      December 31, 2006 .........................        1        11.05         12         4.34%      0.00%      1.00%
      December 31, 2005 .........................        1        10.59          5         0.76%      0.12%      1.00%
   S&P 500 Pure Value Fund
      December 31, 2009 .........................       15         9.59        142        49.84%      2.73%      1.00%
      December 31, 2008 .........................        5         6.40         30       -49.17%      0.84%      1.00%
      December 31, 2007 .........................        6        12.59         77        -6.32%      0.90%      1.00%
      December 31, 2006 .........................       20        13.44        265        16.46%      1.05%      1.00%
      December 31, 2005 .........................       10        11.54        115         3.13%      1.27%      1.00%
   S&P MidCap 400 Pure Growth Fund
      December 31, 2009 .........................        6        13.16         83        55.37%      0.00%      1.00%
      December 31, 2008 .........................        3         8.47         23       -36.79%      0.00%      1.00%
      December 31, 2007 .........................        1        13.40         12         7.37%      0.00%      1.00%
      December 31, 2006 .........................       --        12.48          2         2.04%      0.00%      1.00%
      December 31, 2005 .........................        9        12.23        108        10.38%      0.00%      1.00%
   S&P MidCap 400 Pure Value Fund
      December 31, 2009 .........................       10        11.39        118        53.71%      1.20%      1.00%
      December 31, 2008 .........................       --         7.41          1       -44.20%      0.00%      1.00%
      December 31, 2007 .........................       --        13.28          6        -5.82%      0.89%      1.00%
      December 31, 2006 .........................        1        14.10         11        15.95%      0.31%      1.00%
      December 31, 2005 .........................        2        12.16         23         7.23%      1.27%      1.00%
   S&P SmallCap 600 Pure Growth Fund
      December 31, 2009 .........................        3        11.05         38        32.65%      0.00%      1.00%
      December 31, 2008 .........................        3         8.33         25       -34.97%      0.00%      1.00%
      December 31, 2007 .........................        1        12.81         10        -1.08%      0.00%      1.00%
      December 31, 2006 .........................        2        12.95         28         6.67%      0.00%      1.00%
      December 31, 2005 .........................        7        12.14         84         5.11%      0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=======================================================================================================================
                                                                              TOTAL
                                                                           NET ASSETS              INVESTMENT
                                                    UNITS                  ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                    (000s)   UNIT VALUES     (000s)      RETURN      RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   S&P SmallCap 600 Pure Value Fund
      December 31, 2009 .........................        8    $    9.88       $ 83        60.65%      0.60%      1.00%
      December 31, 2008 .........................       11         6.15         70       -44.09%      0.71%      1.00%
      December 31, 2007 .........................       11        11.00        122       -21.15%      0.20%      1.00%
      December 31, 2006 .........................       15        13.95        207        18.02%      0.90%      1.00%
      December 31, 2005 .........................        1        11.82         12         2.60%      0.00%      1.00%
   Strengthening Dollar 2X Strategy Fund
      December 31, 2009 .........................       --         7.04          1       -16.69%      0.00%      1.00%
      December 31, 2008 .........................        1         8.45         12         4.45%      0.00%      1.00%
      December 31, 2007 .........................       --         8.09         --       -11.78%      0.00%      1.00%
      December 31, 2006 .........................       --         9.17         --       -11.49%      0.00%      1.00%
      December 31, 2005 .........................       --        10.36         --         2.37%      0.00%      1.00%
      Inception October 21, 2005 ................       --        10.12         --          N/A        N/A        N/A
   Technology Fund
      December 31, 2009 .........................       13        10.22        129        54.15%      0.00%      1.00%
      December 31, 2008 .........................       --         6.63          1       -45.97%      0.00%      1.00%
      December 31, 2007 .........................        1        12.27          9         9.26%      0.00%      1.00%
      December 31, 2006 .........................       --        11.23          1         4.86%      0.00%      1.00%
      December 31, 2005 .........................       --        10.71          1         2.10%      0.00%      1.00%
   Telecommunications Fund
      December 31, 2009 .........................        5         9.59         47        27.36%      6.22%      1.00%
      December 31, 2008 .........................        7         7.53         50       -45.91%      0.00%      1.00%
      December 31, 2007 .........................        7        13.92        101         8.16%      0.15%      1.00%
      December 31, 2006 .........................        7        12.87         90        18.29%      2.91%      1.00%
      December 31, 2005 .........................       --        10.88         --         0.18%      0.00%      1.00%
   Transportation Fund
      December 31, 2009 .........................        4        11.17         44        16.23%      1.48%      1.00%
      December 31, 2008 .........................        1         9.61          5       -26.02%      0.00%      1.00%
      December 31, 2007 .........................       --        12.99         --        -9.67%      0.00%      1.00%
      December 31, 2006 .........................        1        14.38          8         6.28%      0.00%      1.00%
      December 31, 2005 .........................       --        13.53          1         7.47%      0.00%      1.00%
   U.S. Government Money Market Fund
      December 31, 2009 .........................      307         1.04        320        -0.95%      0.06%      1.00%
      December 31, 2008 .........................      265         1.05        279         0.00%      1.07%      1.00%
      December 31, 2007 .........................      263         1.05        277         2.94%      3.81%      1.00%
      December 31, 2006 .........................      316         1.02        323         3.03%      3.70%      1.00%
      December 31, 2005 .........................      456         0.99        453         1.02%      1.97%      1.00%
   Utilities Fund
      December 31, 2009 .........................       13        13.30        178        12.62%      7.29%      1.00%
      December 31, 2008 .........................        6        11.81         69       -30.24%      0.73%      1.00%
      December 31, 2007 .........................        4        16.93         71        11.68%      1.40%      1.00%
      December 31, 2006 .........................        4        15.16         67        19.84%      2.32%      1.00%
      December 31, 2005 .........................        6        12.65         80         9.43%      0.82%      1.00%
   Weakening Dollar 2X Strategy Fund
      December 31, 2009 .........................       --        11.98          4         5.55%      0.03%      1.00%
      December 31, 2008 .........................       --        11.35          3       -13.09%      0.00%      1.00%
      December 31, 2007 .........................       --        13.06          2        16.92%      2.75%      1.00%
      December 31, 2006 .........................       --        11.17          1        15.51%     17.92%      1.00%
      December 31, 2005 .........................       --         9.67         --        -2.13%      0.00%      1.00%
      Inception October 21, 2005 ................       --         9.88         --          N/A        N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2009 .........................      159         0.83        132        56.60%      0.00%      1.00%
      December 31, 2008 .........................      138         0.53         73       -36.90%      0.00%      1.00%
      December 31, 2007 .........................      146         0.84        123        15.07%      0.00%      1.00%
      December 31, 2006 .........................      101         0.73         74        19.67%      0.00%      1.00%
      December 31, 2005 .........................      140         0.61         85         7.02%      0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=======================================================================================================================
                                                                              TOTAL
                                                                           NET ASSETS              INVESTMENT
                                                    UNITS                  ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                    (000s)   UNIT VALUES     (000s)      RETURN      RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.: (continued)
   Global Technology Portfolio
      December 31, 2009 .........................       98    $    0.65     $    65       58.54%      0.00%      1.00%
      December 31, 2008 .........................       91         0.41          38      -40.58%      0.00%      1.00%
      December 31, 2007 .........................       91         0.69          65       13.11%      0.00%      1.00%
      December 31, 2006 .........................      195         0.61         120       17.31%      0.00%      1.00%
      December 31, 2005 .........................      220         0.52         114        6.12%      0.00%      1.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio:
      December 31, 2009 .........................      556         1.61         895       43.75%      0.00%      1.00%
      December 31, 2008 .........................      533         1.12         596      -44.28%      0.91%      1.00%
      December 31, 2007 .........................      445         2.01         893       -5.63%      2.15%      1.00%
      December 31, 2006 .........................      367         2.13         782       14.52%      1.30%      1.00%
      December 31, 2005 .........................      318         1.86         591       13.41%      1.39%      1.00%
VAN ECK WORLDWIDE INSURANCE TRUST:
   Bond Fund
      December 31, 2009 .........................       71         1.83         130        5.17%      2.65%      1.00%
      December 31, 2008 .........................       78         1.74         136        2.35%      8.96%      1.00%
      December 31, 2007 .........................      113         1.70         192        8.97%      5.65%      1.00%
      December 31, 2006 .........................       85         1.56         133        5.41%      8.62%      1.00%
      December 31, 2005 .........................      120         1.48         178       -3.90%      7.23%      1.00%
   Emerging Markets Fund
      December 31, 2009 .........................      685         1.93       1,324      109.78%      0.08%      1.00%
      December 31, 2008 .........................      277         0.92         254      -65.02%      0.00%      1.00%
      December 31, 2007 .........................      504         2.63       1,325       36.27%      0.35%      1.00%
      December 31, 2006 .........................      361         1.93         697       37.86%      0.53%      1.00%
      December 31, 2005 .........................      276         1.40         385       30.84%      0.59%      1.00%
   Hard Assets Fund
      December 31, 2009 .........................      231         3.70         856       56.12%      0.25%      1.00%
      December 31, 2008 .........................      273         2.37         648      -46.62%      0.27%      1.00%
      December 31, 2007 .........................      337         4.44       1,498       43.69%      0.09%      1.00%
      December 31, 2006 .........................      291         3.09         898       23.11%      0.07%      1.00%
      December 31, 2005 .........................      243         2.51         610       50.30%      0.25%      1.00%
   Multi-Manager Alternatives Fund
      December 31, 2009 .........................       17         1.05          17       12.90%      0.15%      1.00%
      December 31, 2008 .........................        4         0.93           4      -13.89%      0.09%      1.00%
      December 31, 2007 .........................        5         1.08           6        2.86%      0.38%      1.00%
      December 31, 2006 .........................        1         1.05           1        8.25%      0.00%      1.00%
      December 31, 2005 .........................        1         0.97           1       -1.02%      0.00%      1.00%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2009 .........................       38        11.98         458       38.98%      0.00%      1.00%
      December 31, 2008 .........................       36         8.62         314      -44.92%      0.00%      1.00%
      December 31, 2007 .........................       42        15.65         655       21.04%      0.00%      1.00%
      December 31, 2006 .........................       45        12.93         588       13.52%      0.00%      1.00%
      December 31, 2005 .........................       49        11.39         558       15.05%      0.00%      1.00%
Inception April 8, 2005 .........................       --         9.90          --         N/A        N/A        N/A
      Opportunity Fund
      December 31, 2009 .........................      400         2.33         930       46.54%      0.00%      1.00%
      December 31, 2008 .........................      329         1.59         524      -40.67%      1.93%      1.00%
      December 31, 2007 .........................      341         2.68         914        5.51%      0.56%      1.00%
      December 31, 2006 .........................      317         2.54         806       10.92%      0.00%      1.00%
      December 31, 2005 .........................      397         2.29         908        7.01%      0.00%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2009 was as follows:

                                                              NUMBER                                     NUMBER
                                                             OF UNITS                                   OF UNITS
                                                            BEGINNING        UNITS         UNITS          END
                                                   NOTES*    OF YEAR       PURCHASED      REDEEMED      OF YEAR
-----------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
  Basic Value ...................................              91,399.7      23,040.2      (19,606.4)     94,833.5
  Core Equity ...................................               5,245.4       1,987.2         (563.0)      6,669.6
  Financial Services ............................               4,998.4         817.7       (4,988.1)        828.0
  Global Health Care ............................              68,480.9      20,579.5      (46,734.9)     42,325.5
  Global Real Estate ............................             333,142.6     112,423.6     (105,641.3)    339,924.9
  High Yield ....................................               2,717.5       8,090.8       (8,579.8)      2,228.5
  Mid Cap Core Equity ...........................              36,027.8      10,117.3       (3,029.5)     43,115.6
  Technology ....................................              60,515.9       5,285.7      (18,725.0)     47,076.6
THE ALGER PORTFOLIOS: ...........................     a
  Capital Appreciation ..........................             485,160.8      58,786.9     (103,790.1)    440,157.6
  LargeCap Growth ...............................             653,790.6     144,527.5     (146,972.3)    651,345.8
  MidCap Growth .................................             315,728.8      77,594.5      (98,186.4)    295,136.9
  SmallCap Growth ...............................             994,090.9      82,524.8     (172,142.6)    904,473.1
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
 SERIES, INC:
  Growth and Income .............................              14,692.8       1,909.0             --      16,601.8
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC:
  Balanced ......................................               5,289.2       2,768.0       (1,391.9)      6,665.3
  Income & Growth ...............................              79,731.2      15,871.7      (13,555.0)     82,047.9
  Inflation Protection ..........................               6,347.6       7,967.6      (11,527.8)      2,787.4
  International .................................             680,740.1      61,801.6     (209,652.8)    532,888.9
  Large Company Value ...........................               1,878.7         587.5       (2,161.3)        304.9
  Ultra .........................................                    --      11,992.0     (11,992.0)            --
  Value .........................................             351,052.2      38,631.9      (56,824.6)    332,859.5
  Vista .........................................              11,137.3       1,424.3       (4,506.1)      8,055.5
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ............................               2,155.3       3,650.2       (2,528.6)      3,276.9
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index .........................                 897.6       7,493.4         (238.3)      8,152.7
DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND: ...........................................           1,045,623.5      68,885.5     (153,749.9)    960,759.1
DREYFUS STOCK INDEX FUND: .......................           3,380,220.2     267,817.4     (544,709.7)  3,103,327.9
DREYFUS VARIABLE INVESTMENT FUND:
  International Value ...........................             109,799.5      16,520.6      (19,310.0)    107,010.1
FEDERATED INSURANCE SERIES:
  Capital Income II .............................             149,584.6      63,918.7      (46,449.8)    167,053.5
  High Income Bond II ...........................             187,774.6     137,664.5      (83,325.3)    242,113.8
  International Equity II .......................              51,973.5      12,680.0      (18,273.9)     46,379.6
  Kaufmann II ...................................              25,268.7       5,374.9         (604.7)     30,038.9
  Market Opportunity II .........................               6,236.0       1,565.0       (5,180.8)      2,620.2
JANUS ASPEN SERIES:
  Balanced ......................................              17,048.5      12,237.4       (1,829.2)     27,456.7
  Enterprise ....................................     b     1,991,544.3     183,152.7     (325,592.1)  1,849,104.9
  Forty .........................................              43,277.4       4,162.9       (4,292.9)     43,147.4
  Global Life Sciences ..........................                 177.3       1,925.3          (91.9)      2,010.7
  Growth and Income .............................             496,972.1      27,927.5     (216,522.0)    308,377.6
  Janus .........................................     c     2,015,187.0     162,756.0     (349,945.9)  1,827,997.1
  Overseas ......................................     d       516,380.1     160,458.0     (224,487.3)    452,350.8
  Perkins Mid Cap Value .........................               1,934.4       2,511.1       (1,096.9)      3,348.6
  Perkins Small Company Value - Service .........     e           454.1          11.3         (465.4)           --
  Worldwide .....................................     f     2,873,010.3     255,012.1     (516,517.3)  2,611,505.1
LAZARD RETIREMENT SERIES:
  Emerging Markets ..............................              61,337.6      28,230.2      (31,406.0)     58,161.8
  International Equity ..........................               7,940.0       1,989.9       (2,771.5)      7,158.4
  US Small-Mid Cap Equity .......................     g       183,821.5      86,065.3      (12,196.3)    257,690.5
  US Strategic Equity ...........................              66,009.4       6,602.2       (2,055.7)     70,555.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=================================================================================================================
                                                              NUMBER                                     NUMBER
                                                             OF UNITS                                   OF UNITS
                                                            BEGINNING        UNITS         UNITS          END
                                                   NOTES*    OF YEAR       PURCHASED      REDEEMED      OF YEAR
-----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST:
  ClearBridge Aggressive Growth I ...............     h         1,109.6       3,310.6       (2,517.1)      1,903.1
  ClearBridge Equity Income Builder I ...........     i         1,033.6          12.9         (769.3)        277.2
  ClearBridge Fundamental Value I ...............     j           321.5         511.8          (79.3)        754.0
  ClearBridge Large Cap Growth I ................     k           263.6         209.2         (143.9)        328.9
LEGG MASON PARTNERS VARIABLE INCOME
   TRUST:
  Western Asset Global High Yield Bond ..........     l              --       6,565.6       (4,144.6)      2,421.0
  Western Asset Strategic Bond ..................     m         2,900.2      13,823.2      (11,834.3)      4,889.1
LORD ABBETT SERIES FUND:
  America's Value ...............................              67,847.8      19,022.9      (38,102.7)     48,768.0
  Growth and Income .............................             533,221.2     104,931.9     (133,732.8)    504,420.3
NEUBERGER BERMAN ADVISERS MANAGEMENT
   TRUST:
  Mid-Cap Growth ................................              57,945.4       4,974.4       (1,305.2)     61,614.6
  Partners ......................................             196,240.2     102,113.7     (129,306.0)    169,047.9
  Regency .......................................              92,377.4      22,104.5      (65,353.4)     49,128.5
  Short Duration Bond ...........................              43,129.2     150,997.3     (100,608.6)     93,517.9
  Small-Cap Growth ..............................               6,539.9       3,125.5       (1,628.3)      8,037.1
  Socially Responsive ...........................                 432.0         509.5         (148.2)        793.3
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ..................................             932,529.7      57,323.4     (195,770.4)    794,082.7
  JNF Equity ....................................           8,829,830.2     290,532.2     (971,365.6)  8,148,996.8
  JNF Equity - NQ ...............................             245,988.6       9,535.9      (31,020.8)    224,503.7
  JNF Loomis Sayles Bond ........................                    --       9,349.6       (9,345.7)          3.9
  JNF Money Market ..............................             806,668.6     667,281.5     (835,193.9)    638,756.2
PIMCO VARIABLE INSURANCE TRUST:
  All Asset .....................................              17,590.2       5,990.4      (15,868.6)      7,712.0
  CommodityRealReturn Strategy ..................               7,008.7      17,422.4      (20,591.3)      3,839.8
  Emerging Markets Bond .........................                 752.0      35,274.2      (33,113.8)      2,912.4
  Foreign Bond US Dollar-Hedged .................                  94.9       8,858.9       (8,629.2)        324.6
  Global Bond Unhedged ..........................               5,830.7      17,395.2      (21,073.9)      2,152.0
  High Yield ....................................               3,309.7      24,514.7      (24,955.6)      2,868.8
  Long Term US Government .......................              23,681.3      12,593.6      (32,279.6)      3,995.3
  Low Duration ..................................                 271.2       4,889.9             --       5,161.1
  Real Return ...................................             310,126.2     321,000.9     (174,961.2)    456,165.9
  RealEstateRealReturn Strategy .................     n         3,332.7       9,721.6      (13,054.3)           --
  Short-Term ....................................               3,048.2      12,360.1       (8,393.9)      7,014.4
  StocksPLUS(R) Total Return ....................     n           947.4         166.4       (1,113.8)           --
  Total Return ..................................             312,804.9     507,710.5     (254,406.7)    566,108.7
PIONEER VARIABLE CONTRACTS TRUST:
  Cullen Value ..................................                   6.3          16.8             --          23.1
  Emerging Markets ..............................              32,539.9      47,262.7      (46,879.5)     32,923.1
  Equity Income .................................             272,847.2      30,077.2      (47,101.0)    255,823.4
  Fund ..........................................             102,773.8     148,060.7     (118,489.3)    132,345.2
  Global High Yield .............................     o           113.2            --         (113.2)           --
  High Yield ....................................               9,112.1         599.9       (3,389.9)      6,322.1
  International Value ...........................     o         8,134.4            --       (8,134.4)           --
  Mid Cap Value .................................               1,373.5       1,264.8             --       2,638.3
  Strategic Income ..............................                    --      17,131.5      (15,218.7)      1,912.8
ROYCE CAPITAL FUND:
  Micro-Cap .....................................             219,005.8      74,414.1      (84,162.0)    209,257.9
  Small-Cap .....................................             218,295.5      56,239.5      (82,910.4)    191,624.6
RYDEX VARIABLE TRUST:
  CLS AdvisorOne Amerigo ........................               4,268.9       5,299.4       (9,130.4)        437.9
  CLS AdvisorOne Clermont .......................                    --         470.2         (470.2)           --
  All-Asset Conservative Strategy ...............     p            28.1         119.9             --         148.0
  All-Asset Moderate Strategy ...................     q              --       5,711.9           (2.3)      5,709.6
  All-Cap Opportunity ...........................     r        71,735.0       2,309.3      (36,176.6)     37,867.7
  Banking .......................................              10,333.6      24,534.0      (32,477.0)      2,390.6
  Basic Materials ...............................              16,696.6      14,561.6      (17,426.3)     13,831.9
  Biotechnology .................................               7,866.6      13,503.6      (17,734.5)      3,635.7
  Commodities Strategy ..........................               7,953.2      40,548.0      (39,873.4)      8,627.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

==================================================================================================================
                                                              NUMBER                                     NUMBER
                                                             OF UNITS                                   OF UNITS
                                                            BEGINNING        UNITS         UNITS          END
                                                   NOTES*    OF YEAR       PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
     Consumer Products .........................                2,003.1       5,769.5       (4,857.7)      2,914.9
     Dow 2X Strategy ...........................               17,705.1     443,247.2     (459,189.2)      1,763.1
     Electronics ...............................                     --      51,753.4      (35,567.0)     16,186.4
     Energy ....................................               32,857.9      24,513.6      (27,999.1)     29,372.4
     Energy Services ...........................               43,653.1      60,548.5      (55,481.6)     48,720.0
     Europe 1.25X Strategy .....................                4,475.9       7,897.1       (6,907.4)      5,465.6
     Financial Services ........................                5,591.8      11,967.4      (15,591.7)      1,967.5
     Government Long Bond 1.2X Strategy ........              234,524.7     180,752.4     (399,461.4)     15,815.7
     Health Care ...............................                4,525.9       9,442.8       (8,109.2)      5,859.5
     Internet ..................................                     --      26,013.1      (21,864.7)      4,148.4
     Inverse Dow 2X Strategy ...................               27,474.0     338,029.5     (350,012.3)     15,491.2
     Inverse Government Long Bond Strategy .....               13,332.9     577,136.6     (550,077.0)     40,392.5
     Inverse Mid-Cap Strategy ..................                  830.0       1,682.6       (1,713.3)        799.3
     Inverse NASDAQ-100(R) Strategy ............                1,224.0      48,302.6      (49,074.4)        452.2
     Inverse Russell 2000(R) Strategy ..........                4,873.2      27,428.0      (30,833.5)      1,467.7
     Inverse S&P 500 Strategy ..................              127,703.4     167,452.8     (245,328.7)     49,827.5
     Japan 2X Strategy .........................      s         1,984.7      26,835.1      (22,329.1)      6,490.7
     Leisure ...................................                  622.0            --         (328.2)        293.8
     Mid Cap 1.5X Strategy .....................               22,706.5     136,844.4      (84,807.6)     74,743.3
     Multi-Cap Core Equity .....................                     --         425.7         (425.7)           --
     Multi-Hedge Strategies ....................      t            70.8       1,436.2             --       1,507.0
     NASDAQ-100(R) .............................                7,603.1      14,636.2      (14,523.2)      7,716.1
     NASDAQ-100(R) 2X Strategy .................                6,897.4     130,623.6     (100,672.2)     36,848.8
     Nova ......................................                2,347.9          52.7             --       2,400.6
     Precious Metals ...........................               53,261.3      61,881.4      (89,929.8)     25,212.9
     Real Estate ...............................                3,451.4      21,638.8       (9,453.1)     15,637.1
     Retailing .................................                     --       3,730.9       (2,795.7)        935.2
     Russell 2000(R) 1.5X Strategy .............               60,112.3      50,246.0      (76,065.4)     34,292.9
     Russell 2000(R) 2X Strategy ...............               22,461.2     144,074.0     (121,068.3)     45,466.9
     S&P 500 2X Strategy .......................               11,797.5      43,394.8      (28,970.1)     26,222.2
     S&P 500 Pure Growth .......................      u         1,085.2      40,397.8      (28,518.5)     12,964.5
     S&P 500 Pure Value ........................      v         4,679.4      45,061.9      (34,883.3)     14,858.0
     S&P MidCap 400 Pure Growth ................      w         2,732.9       8,795.5       (5,183.3)      6,345.1
     S&P MidCap 400 Pure Value .................      x           180.0      19,703.8       (9,537.7)     10,346.1
     S&P SmallCap 600 Pure Growth ..............      y         3,047.4      10,165.1       (9,752.8)      3,459.7
     S&P SmallCap 600 Pure Value ...............      z        11,403.8      82,752.8      (85,789.9)      8,366.7
     Strengthening Dollar 2X Strategy ..........                1,450.1      17,199.2      (18,553.3)         96.0
     Technology ................................                  157.4      16,069.9       (3,564.3)     12,663.0
     Telecommunications ........................                6,615.8       8,592.0      (10,294.5)      4,913.3
     Transportation ............................                  539.2       6,230.3       (2,842.4)      3,927.1
     U.S. Government Money Market ..............              265,183.1   1,470,086.8   (1,428,086.9)    307,183.0
     Utilities .................................                5,837.3      17,422.4       (9,873.0)     13,386.7
     Weakening Dollar 2X Strategy ..............                  267.8       9,230.0       (9,188.0)        309.8
SELIGMAN PORTFOLIOS, INC:
     Communications and Information ............              137,724.5     163,270.1     (142,453.2)    158,541.4
     Global Technology .........................               91,163.8     115,293.5     (108,547.8)     97,909.5
THIRD AVENUE VARIABLE SERIES TRUST:
     Value .....................................              533,121.6     111,806.1      (89,092.1)    555,835.6
VAN ECK WORLDWIDE INSURANCE TRUST:
     Bond ......................................               78,068.6      63,745.3      (70,688.8)     71,125.1
     Emerging Markets ..........................              276,769.9     926,285.8     (518,450.2)    684,605.5
     Hard Assets ...............................              273,276.0     107,611.7     (149,476.5)    231,411.2
     Multi-Manager Alternatives ................     aa         4,158.1      13,987.9       (1,613.1)     16,532.9
     Real Estate ...............................     ab        91,118.3       9,681.5     (100,799.8)           --
WELLS FARGO ADVANTAGE VT FUNDS:
     Discovery .................................               36,367.8      18,425.2      (16,558.1)     38,234.9
     Opportunity ...............................              329,359.1     129,483.8      (59,299.1)    399,543.8
                                                           -------------------------------------------------------
                                                           33,795,454.6  11,162,656.2  (13,031,196.6) 31,926,914.2
                                                           =======================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2008 was as follows:

==================================================================================================================
                                                              NUMBER                                     NUMBER
                                                             OF UNITS                                   OF UNITS
                                                             BEGINNING       UNITS          UNITS          END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
     Basic Value ...............................               81,073.7      38,360.2      (28,034.2)     91,399.7
     Core Equity ...............................                6,556.2       2,957.1       (4,267.9)      5,245.4
     Financial Services ........................                4,998.4      26,325.4      (26,325.4)      4,998.4
     Global Health Care ........................               58,008.2      53,929.6      (43,456.9)     68,480.9
     Global Real Estate ........................              453,504.5      93,581.4     (213,943.3)    333,142.6
     High Yield ................................                4,384.6         785.7       (2,452.8)      2,717.5
     Mid Cap Core Equity .......................               21,658.3      66,569.3      (52,199.8)     36,027.8
     Technology ................................               40,227.7      20,580.5         (292.3)     60,515.9
THE ALGER PORTFOLIOS: ..........................     ak
     Capital Appreciation ......................      a       547,402.9      54,673.9     (116,916.0)    485,160.8
     LargeCap Growth ...........................      b       690,985.1     128,540.0     (165,734.5)    653,790.6
     MidCap Growth .............................              361,384.5      70,986.0     (116,641.7)    315,728.8
     SmallCap Growth ...........................      c     1,146,591.6      85,537.2     (238,037.9)    994,090.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
     SERIES, INC:
     Growth and Income .........................                9,770.0       5,441.7         (518.9)     14,692.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
     Balanced ..................................                1,897.5       5,609.2       (2,217.5)      5,289.2
     Income & Growth ...........................              104,094.2      11,427.3      (35,790.3)     79,731.2
     Inflation Protection ......................                  139.1      15,304.0       (9,095.5)      6,347.6
     International .............................              586,532.9     210,069.9     (115,862.7)    680,740.1
     Large Company Value .......................                     --       4,601.0       (2,722.3)      1,878.7
     Value .....................................              435,146.8      79,367.8     (163,462.4)    351,052.2
     Vista .....................................               39,716.3      16,156.3      (44,735.3)     11,137.3
DIREXION INSURANCE TRUST:
     Dynamic VP HY Bond ........................                     --       2,155.3             --       2,155.3
DREYFUS INVESTMENT PORTFOLIOS:
     Small Cap Stock Index .....................                1,131.3         293.4         (527.1)        897.6
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......            1,196,163.4      87,876.8     (238,416.7)  1,045,623.5
DREYFUS STOCK INDEX FUND: ......................            3,772,047.8     367,749.3     (759,576.9)  3,380,220.2
DREYFUS VARIABLE INVESTMENT FUND:
     International Value .......................              151,243.0      15,414.6      (56,858.1)    109,799.5
FEDERATED INSURANCE SERIES:
     Capital Income II .........................              119,762.0      42,565.1      (12,742.5)    149,584.6
     High Income Bond II .......................              219,209.7      21,685.6      (53,120.7)    187,774.6
     International Equity II ...................               86,848.7       8,214.6      (43,089.8)     51,973.5
     Kaufmann II ...............................               22,946.4       3,667.6       (1,345.3)     25,268.7
     Market Opportunity II .....................                   85.7      10,417.7       (4,267.4)      6,236.0
JANUS ASPEN SERIES:
     Balanced ..................................               29,663.0       2,173.5      (14,788.0)     17,048.5
     Forty .....................................               37,240.7      50,275.0      (44,238.3)     43,277.4
     Global Life Sciences ......................                  196.4       2,893.1       (2,912.2)        177.3
     Growth and Income .........................              506,274.9      39,447.4      (48,750.2)    496,972.1
     Overseas ..................................      s       829,229.2     160,252.8     (473,101.9)    516,380.1
     Janus .....................................      r     2,097,252.6     312,771.8     (394,837.4)  2,015,187.0
     Enterprise ................................      q     2,144,085.2     267,080.0     (419,620.9)  1,991,544.3
     Perkins Mid Cap Value .....................      o           227.0       1,752.9          (45.5)      1,934.4
     Perkins Small Company Value - Service .....      p         1,224.6         278.2       (1,048.7)        454.1
     Worldwide .................................      t     3,255,167.0     245,244.7     (627,401.4)  2,873,010.3
LAZARD RETIREMENT SERIES:
     Emerging Markets ..........................               56,366.3      33,959.2      (28,987.9)     61,337.6
     International Equity ......................                8,263.3         257.7         (581.0)      7,940.0
     US Small-Mid Cap Equity ...................      n       148,030.1      47,433.3      (11,641.9)    183,821.5
     US Strategic Equity .......................               61,357.2       5,122.4         (470.2)     66,009.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

==================================================================================================================
                                                              NUMBER                                     NUMBER
                                                             OF UNITS                                   OF UNITS
                                                             BEGINNING       UNITS         UNITS           END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
     ClearBridge Aggressive Growth I ...........     af           534.6       4,811.7       (4,236.7)      1,109.6
     ClearBridge Equity Income Builder I .......     ag           331.6         752.9          (50.9)      1,033.6
     ClearBridge Fundamental Value I ...........     ah           603.8            --         (282.3)        321.5
     ClearBridge Large Cap Growth I ............     ai           181.2       1,555.5       (1,473.1)        263.6
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
     Government ................................      d             7.3            --           (7.3)           --
     Western Asset Strategic Bond ..............     aj         2,555.5       1,032.1         (687.4)      2,900.2
LORD ABBETT SERIES FUND:
     America's Value ...........................              192,920.3      31,776.4     (156,848.9)     67,847.8
     Growth and Income .........................              575,781.6     101,813.5     (144,373.9)    533,221.2
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
     High Income Bond ..........................      e            16.6       5,246.8       (5,263.4)           --
     Mid-Cap Growth ............................               77,125.3      11,630.4      (30,810.3)     57,945.4
     Partners ..................................              225,318.3      32,434.3      (61,512.4)    196,240.2
     Regency ...................................               63,388.6      53,272.3      (24,283.5)     92,377.4
     Short Duration Bond .......................      f       104,310.3     163,391.9     (224,573.0)     43,129.2
     Small-Cap Growth ..........................      g        11,294.7       1,635.6       (6,390.4)      6,539.9
     Socially Responsive .......................                  277.0         272.4         (117.4)        432.0
NORTHERN LIGHTS VARIABLE TRUST:
     JNF Balanced ..............................            1,075,299.4      59,745.1     (202,514.8)    932,529.7
     JNF Equity ................................           10,642,823.5     416,638.9   (1,983,643.6)  9,075,818.8
     JNF Loomis Sayles Bond ....................      h              --       2,066.1       (2,066.1)           --
     JNF Money Market ..........................      i              --   1,341,442.6     (534,774.0)    806,668.6
PIMCO VARIABLE INSURANCE TRUST:
     All Asset .................................                     --      18,980.4       (1,390.2)     17,590.2
     CommodityRealReturn Strategy ..............                  201.3      46,639.1      (39,831.7)      7,008.7
     Emerging Markets Bond .....................                  752.0       1,385.2       (1,385.2)        752.0
     Foreign Bond US Dollar-Hedged .............                    2.5      14,586.1      (14,493.7)         94.9
     Global Bond Unhedged ......................                   43.5      16,066.6      (10,279.4)      5,830.7
     High Yield ................................                  346.9       8,880.5       (5,917.7)      3,309.7
     Long Term US Government ...................                4,790.7      41,632.7      (22,742.1)     23,681.3
     Low Duration ..............................                     --       6,974.8       (6,703.6)        271.2
     Money Market ..............................      j       846,458.4      91,935.4     (938,393.8)           --
     Real Return ...............................              177,661.8     402,809.5     (270,345.1)    310,126.2
     RealEstateRealReturn Strategy .............                8,964.6      23,406.3      (29,038.2)      3,332.7
     Short-Term ................................               12,020.8       9,539.2      (18,511.8)      3,048.2
     StocksPLUS(R) Total Return ................                   18.0         929.4             --         947.4
     Total Return ..............................              275,939.9     265,090.4     (228,225.4)    312,804.9
PIONEER VARIABLE CONTRACTS TRUST:
     Cullen Value ..............................                    0.9           5.4             --           6.3
     Emerging Markets ..........................               49,559.5      25,739.3      (42,758.9)     32,539.9
     Equity Income .............................              264,741.9      13,784.0       (5,678.7)    272,847.2
     Fund ......................................               15,716.2     132,891.0      (45,833.4)    102,773.8
     Global High Yield .........................                     --       2,785.2       (2,672.0)        113.2
     High Yield ................................                7,745.6       1,512.9         (146.4)      9,112.1
     International Value .......................                1,840.5       6,864.6         (570.7)      8,134.4
     Mid Cap Value .............................                  924.0         449.5             --       1,373.5
ROYCE CAPITAL FUND:
     Micro-Cap .................................              309,086.7      42,306.4     (132,387.3)    219,005.8
     Small-Cap .................................              221,370.5      80,014.6      (83,089.6)    218,295.5
RYDEX VARIABLE TRUST:
     CLS AdvisorOne Amerigo ....................                  145.7       4,208.5          (85.3)      4,268.9
     CLS AdvisorOne Clermont ...................                     --       1,234.7       (1,234.7)           --
     Multi-Hedge Strategies ....................      w            70.8            --             --          70.8
     Banking ...................................                3,089.3      77,395.2      (70,150.9)     10,333.6
     Basic Materials ...........................               23,276.5      27,001.7      (33,581.6)     16,696.6
     Biotechnology .............................                2,531.1      39,413.9      (34,078.4)      7,866.6
     Commodities Strategy ......................                1,269.9      63,050.7      (56,367.4)      7,953.2
     Consumer Products .........................                2,009.1       1,093.5       (1,099.5)      2,003.1
     Dow 2X Strategy ...........................                3,173.6     176,660.3     (162,128.8)     17,705.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

==================================================================================================================
                                                               NUMBER                                    NUMBER
                                                              OF UNITS                                  OF UNITS
                                                             BEGINNING       UNITS          UNITS          END
                                                   NOTES*     OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
     Electronics ...............................                6,234.6       3,316.0       (9,550.6)           --
     Energy ....................................               35,160.7      38,597.1      (40,899.9)     32,857.9
     Energy Services ...........................               58,600.9      51,071.4      (66,019.2)     43,653.1
     All-Asset Conservative Strategy ...........     ae              --          28.1             --         28.1
     Europe 1.25X Strategy .....................                4,997.2       3,982.7       (4,504.0)      4,475.9
     Financial Services ........................                   47.2      29,157.0      (23,612.4)      5,591.8
     Government Long Bond 1.2X Strategy ........               83,626.4     630,068.5     (479,170.2)    234,524.7
     Health Care ...............................                9,386.6      15,243.5      (20,104.2)      4,525.9
     Internet ..................................                     --       9,757.4       (9,757.4)           --
     Inverse Dow 2X Strategy ...................                  290.5     291,598.5     (264,415.0)     27,474.0
     Inverse Government Long Bond Strategy .....                2,681.3     166,137.9     (155,486.3)     13,332.9
     Inverse Mid-Cap Strategy ..................                  135.4      24,276.9      (23,582.3)        830.0
     Inverse NASDAQ-100(R) Strategy ............      k              --      85,718.7      (84,494.7)      1,224.0
     Inverse Russell 2000 Strategy .............                  634.8      88,856.8      (84,618.4)      4,873.2
     Inverse S&P 500 Strategy ..................               94,366.9     378,826.9     (345,490.4)    127,703.4
     Japan 2X Strategy .........................      v         2,153.1      11,064.7      (11,233.1)      1,984.7
     S&P 500 Pure Growth .......................      x         1,024.5       9,562.6       (9,501.9)      1,085.2
     S&P 500 Pure Value ........................      y         6,081.5      15,622.0      (17,024.1)      4,679.4
     Leisure ...................................                  683.8       4,088.9       (4,150.7)        622.0
     Mid Cap 1.5X Strategy .....................               25,171.8     130,324.3     (132,789.6)     22,706.5
     S&P Mid-Cap 400 Pure Growth ...............      z           876.6       6,581.6       (4,725.3)      2,732.9
     S&P Mid-Cap 400 Pure Value ................     aa           459.3       8,741.5       (9,020.8)        180.0
     Multi-Cap Core Equity .....................                   21.1            --          (21.1)           --
     NASDAQ-100(R) 2X Strategy .................      l         8,092.2      31,433.9      (32,628.7)      6,897.4
     NASDAQ-100(R) .............................      m        13,839.3      16,779.7      (23,015.9)      7,603.1
     Nova ......................................                4,279.4       5,640.5       (7,572.0)      2,347.9
     Precious Metals ...........................               16,621.8      92,613.7      (55,974.2)     53,261.3
     Real Estate ...............................                2,904.0      26,134.6      (25,587.2)      3,451.4
     Retailing .................................                     --       4,833.7       (4,833.7)           --
     Russell 2000 1.5X Strategy ................               88,754.3     126,060.5     (154,702.5)     60,112.3
     Russell 2000 2X Strategy ..................                4,465.5     158,428.7     (140,433.0)     22,461.2
     S&P 500 2X Strategy .......................                1,085.8      12,844.8       (2,133.1)     11,797.5
     All-Cap Opportunity .......................      u        51,812.8      34,573.4      (14,651.2)     71,735.0
     S&P SmallCap 600 Pure Growth ..............     ab           811.3       9,852.3       (7,616.2)      3,047.4
     S&P SmallCap 600 Pure Value ...............     ac        11,105.4      18,486.0      (18,187.6)     11,403.8
     Strengthening Dollar 2X Strategy ..........                     --      38,910.6      (37,460.5)      1,450.1
     Technology ................................                  716.3      18,990.9      (19,549.8)        157.4
     Telecommunications ........................                7,222.9      11,429.3      (12,036.4)      6,615.8
     Transportation ............................                     --      11,557.7      (11,018.5)        539.2
     U.S. Government Money Market ..............              263,309.7   2,275,590.6   (2,273,717.2)    265,183.1
     Utilities .................................                4,196.3      11,153.2       (9,512.2)      5,837.3
     Weakening Dollar 2X Strategy ..............                  119.0      19,972.5      (19,823.7)        267.8
SELIGMAN PORTFOLIOS, INC:
     Communications and Information ............              146,332.8      25,385.7      (33,994.0)    137,724.5
     Global Technology .........................               90,795.0      11,662.4      (11,293.6)     91,163.8
THIRD AVENUE VARIABLE SERIES TRUST:
     Value .....................................              445,415.1     198,914.3     (111,207.8)    533,121.6
VAN ECK WORLDWIDE INSURANCE TRUST:
     Multi-Manager Alternatives ................     ad         5,272.8       7,490.6       (8,605.3)      4,158.1
     Bond ......................................              113,249.9      65,754.8     (100,936.1)     78,068.6
     Emerging Markets ..........................              504,453.6     122,674.2     (350,357.9)    276,769.9
     Hard Assets ...............................              337,072.0     253,328.3     (317,124.3)    273,276.0
     Real Estate ...............................               92,188.4      28,952.2      (30,022.3)     91,118.3
WELLS FARGO ADVANTAGE VT FUNDS:
     Discovery .................................               41,866.6      11,883.5      (17,382.3)     36,367.8
     Opportunity ...............................              340,582.8      99,857.7     (111,081.4)    329,359.1
                                                           -------------------------------------------------------
                                                           37,473,809.0  12,348,384.3  (16,026,738.7) 33,795,454.6
                                                           =======================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2009:

a) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.

b) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.

c) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.

d) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.

e)    For the period January 1, 2009 through April 29, 2009 (liquidation of fund)

f) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.

g) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change June 1, 2009.

h) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.

i) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.

j) Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.

k) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.

l) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.

m) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.

n)    For the period January 1, 2009 through May 29, 2009 (liquidation of fund)

o)    For the period January 1, 2009 through April 24, 2009 (liquidation of fund)

p) Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.

q) Rydex All-Asset Moderate Strategy was formerly Rydex Essential Portfolio Moderate prior to its name change July 1, 2009.

r) Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.

s) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.

t) Rydex Multi-Hedge Strategies was formerly Rydex Absolute Strategies prior to its name change effective May 1, 2009.

u) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.

v) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.

w) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.

x) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.

y) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.

z) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.

aa) Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1, 2009.

ab)   For the period January 1, 2009 through December 10, 2009 (liquidation of fund).

      FOR THE PERIOD ENDING DECEMBER 31, 2008:

a) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change effective May 1, 2008.

b) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change effective July 1, 2008.

c) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change effective May 1, 2008.

d)    For the period January 1, 2008 through May 1, 2008 (liquidation of fund).

e) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and data is for the period January 1, 2008 through December 4, 2008 (liquidation of fund).

f) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change on September 26, 2008.

g) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change on March 26, 2008.

h) For the period of May 1, 2008 (inception of fund) through December 31, 2008.

i)    For the period April 30, 2008 (inception of fund) through December 31,
      2008.

j) For the period January 1, 2008 through April 30, 2008 (fund substituted into JNF Money Market).

k) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008.

l) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008.

m) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

n) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change effective May 1, 2009 and was formerly Lazard Retirement US Small Cap prior to its name change effective May 1, 2008.

o) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

p) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

q) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.

r) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.

s) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.

t) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.

u) Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.

v) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.

w) Rydex Multi-Hedge Strategies was formerly Rydex Absolute Strategies prior to its name change effective May 1, 2009.

x) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.

y) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.

z) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.

aa) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.

ab) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.

ac) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.

ad) Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1 2009.

ae) Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.

af) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.

ag) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.

ah) Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.

ai) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.

aj) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.

ak) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C (the "Account") as of December 31, 2009, the related statements of operations and changes in net assets for the years ended December 31, 2009 and 2008, and the financial highlights for each of the five years for the period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2009, the results of its operations, changes in its net assets for the years ended December 31, 2009 and 2008, and financial highlights for each of the five years for the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 22, 2010

================================================================================

                            JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

                            SPONSOR
                            Jefferson National Life Insurance Company

                            DISTRIBUTOR
                            Jefferson National Financial Securities Corporation

                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2009 and 2008, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2009 and for each of the two years then ended December 31, 2009.

(b)      Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - GROUP MAXIFLEX


(1)    (a)         Resolution of Board of Directors of the Company          (10)
                   authorizing the establishment of the Separate Account.

       (b)         Resolution Changing the Name of the Separate Account      (1)

(2)                Not Applicable.

(3)    (a)  (i)    Form of Principal Underwriter's Agreement of the Company  (1)
                   on behalf of the Separate Account and Inviva Securities
                   Corporation.

            (ii)   Form of Amendment to Principal Underwriters Agent.        (1)

       (b)         Form of Selling Agreement (1)

(4)    (a)         Form of Contract. (32-4000C)                              (1)

       (b)         Form of Contract Amendments for Separate Account Change.  (1)

(5)                Form of Application for Individual Annuity Contract.      (1)
                   (JNL-6000)

(6)    (a)         Amended and Restated Articles of Incorporation of         (1)
                   Conseco Variable Insurance Company.

       (b)         Amended and Restated By-Laws of the Company.              (1)

(7)                Not Applicable.

(8)    (a)         Form of Participation Agreement dated October 23, 2002    (1)
                   with Conseco Series Trust and Conseco Equity Sales, Inc.
                   and amendments thereto dated September 10, 2003 and February 1, 2001.

             (i) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated October 23, 2002 by and among 40|86
                   Series Trust, 40|86 Advisors, Inc. and Jefferson
                   National Life Insurance Company.

       (b)  (i)    Form of Participation Agreement by and among A I M        (3)
                   Distributors, Inc., Jefferson National Life Insurance
                   Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (ii)   Form of Amendment dated April 6, 2004 to the              (1)
                   Participation Agreement by and
                   among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (iii) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement by and among A I M Distributors, Inc.,
                   Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (15) Agreement by and among A I M Distributors, Inc.,
                   Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

       (c)  (i)    Form of Participation Agreement among the Alger American  (4)
                   Fund, Great American Reserve Insurance Company and Fred
                   Alger and Company, Inc. dated March 31, 1995.

            (ii)   Form of Amendment dated November 5, 1999 to the           (5)
                   Participation Agreement among the Alger American Fund,
                   Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (iii)  Form of Amendment dated January 31, 2001 to the           (5)
                   Participation Agreement among the Alger American Fund,
                   Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

            (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to   (1)
                   the Participation Agreement among the Alger American
                   Fund, Great American Reserve Insurance Company and Fred
                   Alger and Company, Inc. dated March 31, 1995.

             (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement among the Alger American Fund, Jefferson
                   National Life Insurance Company and Fred Alger and
                   Company, Inc. dated March 31, 1995.

            (vi) Form of Amendment dated May 1, 2008 to the Participation (15) Agreement among The Alger American Fund, Jefferson
                   National Life Insurance Company and Fred Alger and
                   Company, Inc. dated March 31, 1995.

       (d)  (i)    Form of Participation Agreement between Great American    (4)
                   Reserve Insurance Company and American Century
                   Investment Services as of 1997.

            (ii)   Form of Amendment dated November 15, 1997 to the          (5)
                   Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                   Services as of 1997.

            (iii)  Form of Amendment dated December 31, 1997 to the          (5)
                   Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                   Services as of 1997.

            (iv)   Form of Amendment dated January 13, 2000 to the           (5)
                   Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                   Services as of 1997.

             (v)   Form of Amendment dated February 9, 2001 to the           (5)
                   Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                   Services as of 1997.

            (vi)   Form of Amendments dated July 31, 2003 and March 25,      (1)
                   2004 to the Participation Agreement between Great
                   American Reserve Insurance Company and American Century Investment Services as of 1997.

            (vii) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement between Jefferson National Life Insurance
                   Company and American Century Investment Services as of
                   1997.

            (viii) Form of Amendment dated May 1, 2006 to the Participation (13)
                   Agreement between Jefferson National Life Insurance
                   Company and American Century Investment Services as of
                   1997.

            (ix) Form of Amendment dated May 1, 2007 to the Participation (14) Agreement between Jefferson National Life Insurance
                   Company and American Century Investment Services.

       (e)  (i)    Form of Participation Agreement dated May 1, 1995 by and  (5)
                   among Conseco Variable Insurance Company, Dreyfus
                   Variable Investment Fund, The Dreyfus Socially
                   Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                   Index Fund, Inc. and Dreyfus Investment Portfolios.

            (ii)   Form of Amendment dated March 21, 2002 to the             (5)
                   Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                   and Dreyfus Investment Portfolios.

            (iii) Form of Amendment dated May 1, 2003 to the Participation (1) Agreement dated May 1, 1995 by and among Conseco
                   Variable Insurance Company, Dreyfus Variable Investment
                   Fund, The Dreyfus Socially Responsible Growth Fund,
                   Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                   Dreyfus Investment Portfolios.

            (iv)   Form of Amendment dated 2004 to the Participation         (1)
                   Agreement dated May 1, 1995 by and among Conseco
                   Variable Insurance Company, Dreyfus Variable Investment
                   Fund, The Dreyfus Socially Responsible Growth Fund,
                   Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                   Dreyfus Investment Portfolios.

             (v) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated May 1, 1995 by and among Jefferson
                   National Life Insurance Company, Dreyfus Variable
                   Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                   and Dreyfus Investment Portfolios.

       (f)  (i)    Form of Participation Agreement dated March 6, 1995 by    (4)
                   and among Great American Reserve Insurance Company and
                   Insurance Management Series, Federated Securities Corp.

            (ii)   Form of Amendment dated 1999 to the Participation         (5)
                   Agreement dated March 6, 1995 by and among Conseco
                   Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iii)  Form of Amendment dated January 31, 2001 to the           (5)
                   Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iv)   Form of Amendment dated 2004 to the Participation         (1)
                   Agreement dated March 6, 1995 by and among Conseco
                   Variable Insurance Company, Federated Insurance

                   Series and Federated Securities Corp.

             (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance
                   Series and Federated Securities Corp.

       (g)  (i)    Form of Participation Agreement by and among First        (6)
                   American Insurance Portfolios, Inc., First American
                   Asset Management and Conseco Variable Insurance Company dated 2001.

            (ii)   Form of Amendment dated April 25, 2001 to the             (5)
                   Participation Agreement by and among First American
                   Insurance Portfolios, Inc., First American Asset
                   Management and Conseco Variable Insurance Company dated
                   2001.

            (iii) Form of Amendment dated May 1, 2003 to the Participation (1) Agreement by and among First American Insurance
                   Portfolios, Inc., First American Asset Management and
                   Conseco Variable Insurance Company dated 2001.

       (h)  (i)    Form of Participation Agreement among Janus Aspen Series  (1)
                   and Jefferson National Life Insurance Company dated May
                   1, 2003 and Form of Amendment dated July 2003 thereto.

            (ii) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement among Janus Aspen Series and Jefferson
                   National Life Insurance Company dated May 1, 2003.

            (iii) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement among Janus Aspen Series, Janus Distributors
                   LLC and Jefferson National Life Insurance Company dated February 1, 2001.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (15) Agreement among Janus Aspen Series, Janus Distributors
                   LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional)

       (i)  (i)    Form of Participation Agreement among Lazard Retirement   (1)
                   Series, Inc., Lazard Asset Management, LLC, Inviva
                   Securities Corporation and Jefferson National Life
                   Insurance Company dated May 1, 2003.

            (ii)   Form of Amendment dated March 21, 2004 to the             (1)
                   Participation Agreement among Lazard Retirement Series,
                   Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                   Company dated May 1, 2003.

       (j)  (i)    Form of Participation Agreement dated April 10, 1997 by   (4)
                   and among Lord,  Abbett & Co. and Great American Reserve
                   Insurance Company.

            (ii)   Form of Amendment dated December 1, 2001 to the           (7)
                   Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                   Insurance Company.

            (iii) Form of Amendment dated May 1, 2003 to the Participation (1) Agreement dated April 10, 1997 by and among Lord, Abbett
                   & Co. and Great American Reserve Insurance Company.

            (iv) Form of Participation Agreement dated February 13, 2008 (16) by and among Jefferson National Life Insurance Company,
                   Lord Abbett Series Fund, Inc. and Lord Abbett
                   Distributor LLC.

       (k)   (i)   Form of Participation Agreement dated April 30, 1997 by   (5)
                   and among Neuberger&Berman Advisers Management Trust,
                   Advisers Managers Trust, Neuberger&Berman Management
                   Incorporated and Great American Reserve Insurance
                   Company.

            (ii) Form of Amendment dated May 1, 2000 to the Participation (5) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Advisers Managers
                   Trust, Neuberger Berman Management Incorporated and
                   Conseco Variable Insurance Company.

            (iii)  Form of Amendment dated January 31, 2001 to the           (5)
                   Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust,
                   Advisers Managers Trust, Neuberger & Berman Management Incorporated and Conseco Variable Insurance Company.

            (iv) Form of Amendment dated May 1, 2004 to the Participation (8) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Neuberger Berman
                   Management Incorporated and Jefferson National Life
                   Insurance Company.

             (v)   Form of Amendment dated April 4, 2004 to the              (1)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

            (vi) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Neuberger Berman
                   Management Incorporated and Jefferson National Life
                   Insurance Company.

            (vii) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Neuberger Berman
                   Management Incorporated and Jefferson National Life
                   Insurance Company.

            (viii) Form of Amendment dated May 1, 2007 to the Participation (14)
                   Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Neuberger Berman
                   Management Incorporated and Jefferson National Life
                   Insurance Company.

            (ix) Form of Amendment dated May 1, 2009 to the Participation (16) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Neuberger Berman
                   Management Incorporated and Jefferson National Life
                   Insurance Company.

       (l)  (i)    Form of Participation Agreement dated May 1, 2003 by and  (1)
                   among PIMCO Variable Insurance Trust, PIMCO Advisors
                   Distributors LLC and Jefferson National Life Insurance
                   Company and amended dated April 13, 2004 thereto.

            (ii) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

            (iii) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors

                   Distributors LLC and Jefferson National Life Insurance
                   Company.

            (iv) Form of Amendment dated May 1, 2008 to the Participation (15) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                   LLC and Jefferson National Life Insurance Company.

             (v) Form of Amendment dated May 1, 2009 to the Participation (16) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                   LLC and Jefferson National Life Insurance Company.

       (m)  (i)    Form of Participation Agreement dated May 1, 2003 among   (1)
                   Pioneer Variable Contract Trust, Jefferson National Life
                   Insurance Company, Pioneer Investment Management, Inc.
                   and Pioneer Funds Distributor, Inc.

            (ii)   Form of Amendment to the Participation Agreement dated   (11)
                   May 1, 2003 among Pioneer Variable Contract Trust,
                   Jefferson National Life Insurance Company, Pioneer
                   Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

            (iii)  Form of Amendment to Participation Agreement dated May   (13)
                   1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

            (iv)   Form of Amendment to Participation Agreement dated May   (15)
                   1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

             (v)   Form of amendment to Participation Agreement dated May   (16)
                   1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

       (n) Form of Participation Agreement dated May 1, 2003 by and (1) among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                   5, 2004 thereto.

             (i)   Form of Amendment to Participation Agreement dated May   (13)
                   1, 2006 among Royce Capital Fund, Royce & Associates,
                   LLC and Jefferson National Life Insurance Company and
                   Inviva Securities Corporation.

            (ii)   Form of Amendment to Participation Agreement dated May   (15)
                   1, 2008 among Royce Capital Fund, Royce & Associates,
                   LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

       (o)  (i)    Form of Participation Agreement dated March 24, 2000 by   (9)
                   and among Conseco Variable Insurance Company, RYDEX
                   Variable Trust and PADCO Financial Services, Inc.

            (ii)   Form of Amendment dated April 13, 2004 to the Form of     (1)
                   Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (iii)  Form of Amendment dated May 1, 2005 to the Form of       (11)
                   Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (iv)   Form of Amendment dated May 1, 2006 to the Form of       (13)
                   Participation Agreement
                   dated March 24, 2000 by and among Jefferson National
                   Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

             (v)   Form of Amendment dated March 31, 2008 to the Form of    (15)
                   Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

            (vi)   Form of Amendment dated May 1, 2010 to the Form of       (17)
                   Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

       (p)   (i)   Form of Participation Agreement dated April 2004 between  (1)
                   Jefferson National Life Insurance Company and Citigroup
                   Global Markets Inc.

            (ii) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated April 2004 between Jefferson National
                   Life Insurance Company and Citigroup Global Markets Inc.

            (iii)  Form of Amendment dated April 28, 2007 to Form of        (14)
                   Participation Agreement dated April 2004 between
                   Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

       (q)  (i)    Form of Participation Agreement dated May 1, 2000 by and  (6)
                   among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                   and Conseco Variable Insurance Company.

            (ii)   Form of Amendment dated January 31, 2001 to the           (5)
                   Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (iii)  Form of Amendment dated August 5, 2003 to the             (1)
                   Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

            (iv)   Form of Amendment dated 2004 to the Participation         (1)
                   Agreement dated May 1, 2000 by and among Seligman
                   Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

             (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated May 1, 2000 by and among Seligman
                   Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

            (vi)   Form of Amendment dated March 31, 2008 to the            (15)
                   Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

       (r)  (i)    Form of Participation Agreement dated April 30, 1997 by   (5)
                   and among Great American Reserve Insurance Company,
                   Strong Variable Insurance Funds, Inc., Strong Special
                   Fund II, Inc, Strong Capital Management, Inc. and Strong
                   Funds Distributors, Inc.

            (ii)   Form of Amendment dated December 11, 1997 to              (5)
                   Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds
                   II, Inc., Strong Capital Management, Inc. and Strong
                   Funds Distributors, Inc.

            (iii)  Form of Amendment dated December 14, 1999 to              (5)
                   Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                   Variable Insurance Funds, Inc., Strong Opportunity Fund
                   II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

            (iv)   Form of Amendment dated March 1, 2001 to Participation    (5)
                   Agreement dated April 30, 1997 by and among Conseco
                   Variable Insurance Company, Strong Variable Insurance
                   Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                   Capital Management, Inc. and Strong Investments, Inc.

             (v)   Form of Amendments dated December 2, 2003 and April5,     (1)
                   2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                   Variable Insurance Funds, Inc., Strong Opportunity Fund
                   II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

       (s)  (i)    Form of Participation Agreement dated May 1, 2003 with    (8)
                   by and among Third Avenue Management LLC and Jefferson
                   National Life Insurance Company.

            (ii)   Form of Amendment dated April 6, 2004 to the              (1)
                   Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National
                   Life Insurance Company.

       (t)  (i)    Form of Participation Agreement dated February 29, 2000   (5)
                   by and among Conseco Variable Insurance Company, Van Eck
                   Worldwide Insurance Trust and Van Eck Associates
                   Corporation.

            (ii)   Form of Amendment dated January 31, 2001 to               (5)
                   Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                   Worldwide Insurance Trust and Van Eck Associates
                   Corporation.

            (iii)  Form of Amendment dated January 31, 2001 to               (5)
                   Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                   Worldwide Insurance Trust and Van Eck Associates
                   Corporation.

            (iv)   Form of Amendment dated May 1, 2003 to Participation      (8)
                   Agreement dated March 1, 1995 by and among Van Eck
                   Worldwide Insurance Trust, Van Eck Associates
                   Corporation and Jefferson National Life Insurance
                   Company.

             (v)   Form of Amendment dated May 1, 2010 to Participation     (17)
                   Agreement dated March 1, 1995 by and among Van Eck
                   Worldwide Insurance Trust, Van Eck Associates
                   Corporation and Jefferson National Life Insurance
                   Company.

       (u)  (i)    Form of Participation Agreement between Jefferson         (1)
                   National Life Insurance Company, Bisys Fund Services LP,
                   Choice Investment Management Variable Insurance funds dated May 1, 2003.

            (ii)   Form of Amendment dated 2004 to the Participation         (1)
                   Agreement between Jefferson National Life Insurance
                   Company, Bisys Fund Services LP, Choice Investment
                   Management Variable Insurance funds dated May 1, 2003.

       (v)  (i)    Form of Participation Agreement between Jefferson        (11)
                   National Life Insurance Company, Wells Fargo Funds
                   Distributor, LLC and Wells Fargo Variable Trust date
                   April 8, 2005.

            (ii)   Form of Amendment dated May 1, 2006 to Participation     (13)
                   Agreement between Jefferson National Life Insurance
                   Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

            (iii)  Form of Amendment dated May 1, 2008 to Participation     (15)
                   Agreement between Jefferson National Life Insurance
                   Company, Jefferson National Securities Corporation,
                   Wells Fargo Funds Distributor, LLC and Wells Fargo
                   Variable Trust dated April 8, 2005.

       (w)   (i)   Form of Participation Agreement between Jefferson        (11)
                   National Life Insurance Company, Rafferty Asset
                   Management, LLC and Potomac Insurance Trust dated
                   May 1, 2005.

            (ii)   Form of Amendment dated May 1, 2006 to Participation     (13)
                   Agreement between Jefferson National Life Insurance
                   Company, Rafferty Asset Management, LLC and Potomac
                   Insurance Trust dated May 1, 2005.

            (iii)  Form of Amendment dated May 1, 2008 to Participation     (15)
                   Agreement between Jefferson National Life Insurance
                   Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

       (x)  (i)    Form of Participation Agreement between Jefferson        (13)
                   National Life Insurance Company, Alliance Capital
                   Management L.P. and AllianceBernstein Investment
                   Research and Management, Inc. dated May 1, 2006.

            (ii)   Form of Amendment dated March 8, 2008 to Form of         (15)
                   Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                   AllianceBernstein Investments, Inc. dated May 1, 2006.

       (y)  (i)    Form of Participation Agreement between Northern         (14)
                   Lights Variable Trust and Jefferson National Life
                   Insurance Company dated May 1, 2007

            (ii) Form of Amended Participation Agreement between Northern (15) Lights Variable Trust and Jefferson National Life
                   Insurance Company dated March 18, 2008.

       (z)  (i)    Form of Participation Agreement among Jefferson National (17)
                   Life Insurance Company, Federated Insurance Series and
                   Federated Securities Corp. dated March, 2010.

(9)                Opinion and Consent of Counsel.                          (17)

(10)               Opinion and Consent of Outside Auditors.                 (17)

(11)               Financial Statements omitted from Item 23 above.          N/A

(12)               Initial Capitalization Agreement.                         N/A

(13)        (i)    Powers of Attorney.                                       (1)

            (ii)   Powers of Attorney - Laurence Greenberg                  (12)

            (iii)  Powers of Attorney - Robert Jefferson                    (13)

            (iv)   Powers of Attorney - Joseph F. Vap                       (16)

            (v)    Powers of Attorney - for Mitchell H. Caplan              (17)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000486).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000128).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 22 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-98-000128).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002834).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 40 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06003344).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 41 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003576).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 42 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002103).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 43 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-09-001560).

(17) Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                       POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                             Director, Chairman of the Board
Tracey Hecht Smilow                        Director
Mitchell H. Caplan                         Director, Chief Executive Officer
Laurence P. Greenberg                      Director, President
Craig A. Hawley (1)                        General Counsel and Secretary
Arlen Gelbard                              Chief Administrative Officer
David Lau (1)                              Chief Operating Officer
Jeff Fritsche                              Tax Director
Michael Girouard                           Chief Investment Officer
Joseph Vap (1)                             Chief Financial Officer and Treasurer
Dean C. Kehler (2)                         Director
Robert Jefferson (3)                       Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

--------------------  -------------------  ---------------------
 Smilow & Hecht have                       Series A, A-2, B, C
more than 70% voting      Inviva, Inc.       and D Convertible
   control through       Management and    Preferred Stock (see
  Inviva, LLC (see    Employees (see note  notes 3, 4, 5 and 6
    note 1 below)           2 below)              below)
--------------------  -------------------  ---------------------
        |                      |                     |
        |                      |                     |
      --------------------------------------------------     ------------  --------------  ---------------  ------------  --------
                        Inviva, Inc.
           (owns 100% of JNF Holding Company, Inc.             JNFC ESOP   Inviva, L.L.C.  Trimaran Inviva   M. Caplan &
                and 10.72% of JNFC directly,                 (owns 11.41%   (owns 16.71%      TRPS, LLC       Highroad     Others
             therefore, directly and indirectly,               of JNFC)       of JNFC)      (owns 16.71%    Partners (7)    7.53%
                    owns 42.88% of JNFC)                                                      of JNFC)          4.76%
      --------------------------------------------------     ------------  --------------  ---------------  ------------  --------
                 |                      |                          |              |               |               |           |
                 |                      |                          |              |               |               |          /
           -------------                |                          |              |               |               |         /
            JNF Holding                 |                          |              |               |               |        /
           Company, Inc.                |                          |              |               |               |       /
           (owns 32.16%                 |                          |              |               |               |      /
             of JNFC)                   |                          |              |               |               |     /
           -------------                |                          |              |               |               |    /
                 |                      |                          |              |               |               |   /
                 |                      |                          |              |               |               |  /
----------------------------------------------------------------------------------------------------------------------   ----------
                         Jefferson National Financial Corp. ("JNFC") (DE)                                                 225, LLC.
                                        (owns 100% of JNL)                                                                   (DE)

----------------------------------------------------------------------------------------------------------------------   ----------
          |                       |                       |                 |                  |                   |          |
          |                       |                       |                 |                  |                   |62.5%     |
          |                       |                       |                 |                  |                   |          |37.5%
----------------------  -----------------------  ------------------  ---------------  -------------------  -----------------  |
  Jefferson National    Jefferson National Life  JNF Advisors, Inc.     JNF Asset         JNF Insurance    148 Advisors, LLC  |
Securities Corporation      Insurance Company           (DE)         Management, LLC  Services, Inc. (DE)        (DE)       __|
         (DE)                 ("JNL") (TX)                                (DE)
----------------------  -----------------------  ------------------  ---------------  -------------------  -----------------
                                  |
                                  |
                          ----------------
                          JNL Bermuda, LLC
                                (DE)
                          ----------------

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding Company, Inc.

(7) In addition, Highroad LLC and Mr. Caplan own 100% of the JNFC Series A Convertible Preferred which is non-voting (except for the right to elect one of the six board members upon receipt of regulatory approval), but converts into JNFC common shares upon receipt of prior regulatory approval, if required.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 15, 2010, the number of The MaxiFlex Group contracts funded by Jefferson National Life Annuity Account C was 1,744 of which 1,731 were qualified contracts and 13 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                            POSITIONS AND OFFICES
Craig A. Hawley                        President, General Counsel and Secretary
Robert B. Jefferson*                   Director*
Jon Hurd**                             Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

** The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c) JNSC retains no compensation or commissions from the registrant.

                                          COMPENSATION
                                               ON
                        NET UNDERWRITING   REDEMPTION
NAME OF PRINCIPAL         DISCOUNTS AND        OR       BROKERAGE
UNDERWRITER                COMMISSIONS   ANNUITIZATION COMMISSIONS COMPENSATION
Jefferson National            None            None         None        None
Securities Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 21 and 44 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 23rd day of April, 2010.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Mitchell H Caplan *
Name: Mitchell H. Caplan

Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                           TITLE                        DATE
/s/ David A. Smilow*         Chairman of the Board                      4/23/10
Name: David Smilow

/s/ Tracey Hecht Smilow*     Director                                   4/23/10
Name: Tracey Hecht Smilow

/s/ Mitchell H. Caplan*      Director, Chief Executive Officer          4/23/10
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*   Director, President                        4/23/10
Name: Laurence Greenberg

/s/ Joseph F. Vap*           Chief Financial Officer and Treasurer      4/23/10
Name: Joseph F. Vap

/s/ Dean C. Kehler*          Director                                   4/23/10
Name: Dean C. Kehler

/s/ Robert Jefferson*        Director                                   4/23/10
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name: Craig A. Hawley                                                   4/23/10
Attorney in Fact

                                  EXHIBIT INDEX

(8)    (o)  (vi)   Form of Amendment dated May 1, 2010 to the Form of
                   Participation Agreement dated March 24, 2000 by and among
                   Jefferson National Life Insurance Company, RYDEX Variable
                   Trust and Rydex Distributors, Inc.

       (t)  (v)    Form of Amendment dated May 1, 2010 to Participation
                   Agreement dated March 1, 1995 by and among Van Eck Worldwide
                   Insurance Trust, Van Eck Associates Corporation and Jefferson
                   National Life Insurance Company.

       (z)  (i)    Form of Participation Agreement among Jefferson National Life
                   Insurance Company, Federated Insurance Series and Federated
                   Securities Corp. dated March, 2010.

(9)                Opinion and Consent of Counsel.

(10)               Consent of Independent Registered Public Accounting Firm.

(13) (a) (v)       Powers of Attorney - for Mitchell H. Caplan